                         S E M I - A N N U A L  R E P O R T

                                    JUNE 30, 1998





                                      [GRAPHIC]







                         THE ENTERPRISE GROUP OF FUNDS, INC.

                         THE ENTERPRISE GROUP OF FUNDS, INC.






                                Enterprise Growth Fund

                                Enterprise Equity Fund

                          Enterprise Growth and Income Fund

                            Enterprise Equity Income Fund

                         Enterprise Capital Appreciation Fund

                         Enterprise Small Company Growth Fund

                         Enterprise Small Company Value Fund

                         Enterprise International Growth Fund

                        Enterprise Government Securities Fund

                           Enterprise High-Yield Bond Fund

                          Enterprise Tax-Exempt Income Fund

                               Enterprise Managed Fund

                             Enterprise Money Market Fund

                               TABLE OF CONTENTS

                                                                                                        PAGE
                                                                                                      ---------
The Enterprise Growth Fund
  Manager's Comments................................................................................          4
  Portfolio of Investments..........................................................................          5
The Enterprise Equity Fund
  Manager's Comments................................................................................          6
  Portfolio of Investments..........................................................................          8
The Enterprise Growth and Income Fund
  Manager's Comments................................................................................         10
  Portfolio of Investments..........................................................................         12
The Enterprise Equity Income Fund
  Manager's Comments................................................................................         14
  Portfolio of Investments..........................................................................         16
The Enterprise Capital Appreciation Fund
  Manager's Comments................................................................................         19
  Portfolio of Investments..........................................................................         21
The Enterprise Small Company Growth Fund
  Manager's Comments................................................................................         23
  Portfolio of Investments..........................................................................         25
The Enterprise Small Company Value Fund
  Manager's Comments................................................................................         27
  Portfolio of Investments..........................................................................         29
The Enterprise International Growth Fund
  Manager's Comments................................................................................         33
  Portfolio of Investments..........................................................................         35
The Enterprise Government Securities Fund
  Manager's Comments................................................................................         40
  Portfolio of Investments..........................................................................         42
The Enterprise High-Yield Bond Fund
  Manager's Comments................................................................................         44
  Portfolio of Investments..........................................................................         46
The Enterprise Tax-Exempt Income Fund
  Manager's Comments................................................................................         52
  Portfolio of Investments..........................................................................         53
The Enterprise Managed Fund
  Manager's Comments................................................................................         56
  Portfolio of Investments..........................................................................         58
The Enterprise Money Market Fund
  Manager's Comments................................................................................         60
  Portfolio of Investments..........................................................................         62
Statements of Assets and Liabilities................................................................         64
Statements of Operations............................................................................         66
Statements of Changes in Net Assets.................................................................         68
Financial Highlights................................................................................         72
Notes to Financial Statements.......................................................................         98

Returns in this report are historical and do not guarantee future performance of any fund. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their cost.

ENTERPRISE
GROUP OF FUNDS
--------------------------------------------------------------------------------

MESSAGE FROM THE CHAIRMAN

Dear Fellow Shareholder:

    At a glance, the first half of 1998 indicates another good period for investors, who have come to expect as much during this decade. A closer examination, however, reveals that the past six months have been characterized by fits and starts in the marketplace. According to Lipper Analytical Services, Inc., the average diversified U.S. stock fund gained 11.71 percent, including reinvested dividends, through June 30. The first quarter was responsible for the gain; the category actually lost 0.29 percent during the second quarter.

    On the fixed income side, Morningstar, Inc., reported that the average taxable bond fund returned 2.82 percent during the first six months of 1998. As one might expect, as stock funds stopped gaining overall in the second quarter, bond funds benefited from a "flight to quality."

FIRST HALF REVIEW

    The economic troubles in Asia that became apparent to the rest of the world during the last half of 1997 had telling effects on the marketplace during the first half of 1998. International conglomerates came under earnings pressure and the U.S. dollar surged in strength, raising the prices of U.S. exports and lowering the costs of imports. These conditions favored blue-chip investments such as large-capitalization companies and Treasury bonds, according to Morningstar. The S&P 500 Composite Index, a broad-market benchmark of blue-chip stocks, reflected this trend by gaining 17.71 percent during the period.

    Small-cap stocks, after a brief rally in the latter half of 1997, could not sustain that momentum. During the first half of 1998, the Russell 2000 Index gained 4.91 percent, including a second-quarter drop of 4.67 percent, according to Evaluation Associates, Inc.

    Although the Asian economies dominated business news, there were bright spots in the global markets. Europe, in particular, enjoyed a strong bullish advance as companies there embraced U.S.-style efficiencies and increased their focus on shareholder value. Funds investing in European stocks had the best performance of any mutual fund category tracked by Lipper. Through June 30, these funds gained 23.95 percent year-to-date.

    Possibly influenced by the Asian economic woes, the Federal Reserve stayed on the sidelines and kept short-term interest rates steady during the first half of 1998. These conditions favored General U.S. Treasury funds -- Lipper reported that the group rose 4.52 percent during the first six months of 1998.

2                       THE ENTERPRISE GROUP OF FUNDS, INC.

LOOKING FORWARD

    We believe that the volatility that characterized the marketplace during the first two quarters of 1998 could possibly extend throughout the second half as the fundamentally sound U.S. economy and the fundamentally ill Asian economies exert conflicting forces. Past performance is, of course, no guarantee of future results. We continue to emphasize to our shareholders the value of long-term investment planning over short-term trading to help achieve financial goals.

    Overall, the performance of our funds continued to be very favorable, and we continued to receive favorable media attention during the first six months of the year. In particular, the Enterprise Growth, Small Company Value, Capital Appreciation, Managed and Tax-Exempt Income Funds were mentioned positively relative to their mutual fund peer groups. We are celebrating the 30th anniversary of the Enterprise Growth Fund, subadvised by Montag & Caldwell, Inc., this year. The Enterprise Growth Fund is one of the nation's best long-term performing large-cap growth funds.

    We encourage you to review the fund managers' comments in this semi-annual report. You will find insightful commentaries and a variety of investment strategies for the remainder of 1998. As always, we appreciate your support of The Enterprise Group of Funds, and pledge to continue our primary mission of adding value to your investment portfolio by providing special access to some of the most accomplished investment firms in the industry.

Sincerely,

/s/ VICTOR UGOLYN

Victor Ugolyn
Chairman, President and Chief Executive Officer

                       THE ENTERPRISE GROUP OF FUNDS, INC.                     3

THE ENTERPRISE GROWTH FUND

MONTAG & CALDWELL, INC.
Atlanta, Georgia

INVESTMENT MANAGEMENT

Montag & Caldwell served as fund manager to Alpha Fund, Inc., the predecessor of The Enterprise Growth Fund, since the fund was organized in 1968. Montag & Caldwell manages approximately $22 billion for institutional clients, and its normal investment minimum is $40 million.

INVESTMENT OBJECTIVE

The objective of the Enterprise Growth Fund is to seek appreciation of capital primarily through investments in common stocks.

INVESTMENT PHILOSOPHY

The equity selection process is a low-risk, growth stock approach. Valuation is the key selection criterion that makes its investment style risk-averse. Montag & Caldwell also emphasizes growth characteristics because it seeks not only companies with shares that are attractively priced but also those that may experience strong earnings growth relative to other companies.

FIRST HALF 1998 PERFORMANCE REVIEW

Early in the year, the market was led by strength in economically sensitive consumer and capital goods issues. Since slower domestic economic growth in the periods ahead is anticipated, the fund had less representation in these equity areas. As the first half progressed, investment returns were strong for the shares of high-quality, global growth companies. The fund benefited from the strength in this market segment and from above-average weightings in the top-performing health care and technology sectors.

The fundamental outlook for the stock market continues to be encouraging. Prospects remain good for sustained growth in the economy and corporate profits, low inflation, and steady-to-lower bond yields. Federal tax rates at historically attractive levels, the elimination of the annual federal budget deficit, the triumph of capitalism, and the ending of the Cold War are also very positive factors supportive of higher share prices. Still, tempering Montag & Caldwell's enthusiasm were stock market valuations that reflected these strong fundamentals. Nevertheless, Montag & Caldwell continues to think the most likely direction for share prices is upward, with corrections probably contained somewhere within the five-to-10 percent area. At this time, Montag & Caldwell does not foresee a bigger stock setback because it does not expect a significant increase in interest rates or a large decline in corporate profits.

FUTURE INVESTMENT STRATEGY

While sustained growth in the economy and corporate earnings is expected, corporate profit increases are slowing. In a setting of slower corporate profit growth and steady-to-lower bond yields, the above-average, steady and predictable earnings growth rates of quality growth companies are becoming increasingly attractive. Montag & Caldwell particularly favors the shares of multinational consumer and health care companies with strong product offerings that are value-added and proprietary in nature, and selective technology holdings that may benefit from improved industry conditions and new product offerings.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

4                     THE ENTERPRISE GROUP OF FUNDS, INC.

GROWTH FUND
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
COMMON STOCKS -- 96.11%                                AMOUNT         VALUE
-------------------------------------------------------------------------------
BUSINESS SERVICES -- 3.30%
-------------------------------------------------------------------------------
Interpublic Group of Companies Inc................       340,000   $ 20,633,750
Manpower Inc......................................       550,000     15,778,125
                                                                   ------------
                                                                     36,411,875
COMPUTER HARDWARE -- 9.63%
-------------------------------------------------------------------------------
Cisco Systems Inc. (a)............................       450,000     41,428,125
Hewlett Packard Company...........................       527,900     31,608,013
Intel Corporation.................................       450,000     33,356,250
                                                                   ------------
                                                                    106,392,388

COMPUTER SERVICES -- 2.09%
-------------------------------------------------------------------------------
Solectron Corporation (a).........................       550,000     23,134,375

COMPUTER SOFTWARE -- 5.49%
-------------------------------------------------------------------------------
Electronic Arts (a)...............................       400,000     21,600,000
Microsoft Corporation (a).........................       360,000     39,015,000
                                                                   ------------
                                                                     60,615,000

CONSUMER NON-DURABLES -- 11.87%
-------------------------------------------------------------------------------
Gillette Company..................................       790,000     44,783,125
Mattel Inc........................................       900,000     38,081,250
Procter & Gamble Company..........................       530,000     48,263,125
                                                                   ------------
                                                                    131,127,500
ELECTRICAL EQUIPMENT -- 3.05%
-------------------------------------------------------------------------------
General Electric Company..........................       370,000     33,670,000
ENTERTAINMENT & LEISURE -- 3.57%
-------------------------------------------------------------------------------
Walt Disney Company...............................       375,000     39,398,438
FINANCE -- 3.40%
-------------------------------------------------------------------------------
American Express Company..........................       330,000     37,620,000

FOOD & BEVERAGES & TOBACCO -- 4.49%
-------------------------------------------------------------------------------
Coca-Cola Company.................................       580,000     49,590,000
HEALTH CARE -- 3.46%
-------------------------------------------------------------------------------
Medtronic Inc.....................................       600,000     38,250,000
HOTELS & RESTAURANTS -- 7.15%
-------------------------------------------------------------------------------
Cracker Barrel Old Country Store..................       350,000     11,112,500
Marriott International Inc........................       605,800     19,612,775
McDonald's Corporation............................       700,000     48,300,000
                                                                   ------------
                                                                     79,025,275
INSURANCE -- 3.30%
-------------------------------------------------------------------------------
American International Group Inc..................       250,000     36,500,000

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
-------------------------------------------------------------------------------

MEDICAL INSTRUMENTS -- 3.50%
-------------------------------------------------------------------------------
Boston Scientific Corporation (a).................       540,000   $ 38,677,500

OIL SERVICES -- 4.62%
-------------------------------------------------------------------------------
Baker Hughes Inc..................................       450,000     15,553,125
Schlumberger Ltd..................................       520,000     35,522,500
                                                                   ------------
                                                                     51,075,625

PHARMACEUTICALS -- 17.38%
-------------------------------------------------------------------------------
Bristol Myers Squibb Company......................       400,000     45,975,000
Johnson & Johnson.................................       640,000     47,200,000
Lilly (Eli) & Company.............................       630,000     41,619,375
Merck & Company Inc...............................       200,000     26,750,000
Pfizer Inc........................................       281,100     30,552,056
                                                                   ------------
                                                                    192,096,431

RETAIL -- 5.88%
-------------------------------------------------------------------------------
Gap Inc...........................................       486,200     29,962,075
Home Depot Inc....................................       421,700     35,027,456
                                                                   ------------
                                                                     64,989,531

TELECOMMUNICATIONS -- 3.93%
-------------------------------------------------------------------------------
Ericsson L M Tel Company (ADR)....................       916,100     26,223,362
Tellabs Inc. (a)..................................       240,700     17,240,138
                                                                   ------------
                                                                     43,463,500
                                                                   ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $773,804,886)..................................   1,062,037,438
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.40%
-------------------------------------------------------------------------------
State Street Bank & Trust Repurchase Agreement,
5.00% due 07/01/98
Collateral: U.S. Treasury Bond $23,405,000, 11.25%
due 2/15/15 Value $38,312,908.....................  $ 37,555,000     37,555,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $37,555,000)...................................     37,555,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $811,359,886)..................................   $1,099,592,438
OTHER ASSETS LESS LIABILITIES -- 0.49%..........................      5,437,090
                                                                   ------------
NET ASSETS -- 100%..............................................   $1,105,029,528
-------------------------------------------------------------------------------

(a) Non-income producing security.
ADR American Depository Receipt.

See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                      5

THE ENTERPRISE EQUITY FUND

OPCAP ADVISORS
New York, New York

INVESTMENT MANAGEMENT

OpCap Advisors, a wholly owned subsidiary of Oppenheimer Capital, became fund manager to this Enterprise fund on May 1, 1997. Oppenheimer Capital manages approximately $66.6 billion for institutional clients, and its normal investment minimum is $20 million.

INVESTMENT OBJECTIVE

The objective of the Enterprise Equity Fund is long-term capital appreciation primarily from investments in securities of companies that are believed by the fund manager to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings.

INVESTMENT PHILOSOPHY

OpCap Advisors' investment process uses a fundamental, bottom-up process of value investing. The security selection process focuses on well-positioned companies that generate high returns on assets and free cash flow, have strong barriers to competition, have management oriented to shareholder interests, and sell at reasonable valuation levels. A complete qualitative review of the business relative to its peers and its history is the key to the process. OpCap seeks securities whose under-valuation is great enough to provide significant upside reward with modest downside risk.

FIRST HALF 1998 PERFORMANCE REVIEW

The fund's year-to-date performance was dampened by an above-average cash position. However, this cash generates a yield, helps shield against the potential impact of a market decline, and provides a resource to purchase quality stocks when they become available at attractive prices.

As always, OpCap selects stocks as if buying the whole business, with the requirement that the company generate enough cash to make the investment worthwhile. Despite generally high stock market valuations today, OpCap continues to find individual stocks that meet its criteria.

During the first six months of 1998, OpCap established new positions in the common stocks of Champion International Corp., International Flavours and Fragrances, Inc., McDonald's Corp., Anadarko Petroleum Corp. and Rockwell International Corp., among others. Rockwell International is a world leader in industrial automation, avionics and communications and electronic commerce. Anadarko is one of the world's largest independent oil and gas exploration and production companies. OpCap's investment in Anadarko is based on the company's strong fundamentals and inexpensive valuation and is not a bet on the future direction of crude oil prices. Anadarko has doubled its oil and gas reserves and production over the past decade at a time when many other petroleum companies have experienced reserve and production declines. Moreover, the company continues to add to reserves at finding costs consistently below industry averages.

OpCap eliminated the following holdings, among others, during the period: UCAR International, Inc., Wang Laboratories, Inc., Avon Products, Armstrong World Industries, General Electric Co., Polaroid Corp., and Sysco

6                     THE ENTERPRISE GROUP OF FUNDS, INC.

Corp. OpCap is a long-term investor in quality businesses, selling when a stock reaches its price target, when the fundamentals that caused it to buy the stock change, or when it finds another stock that offers compellingly better value.

FUTURE INVESTMENT STRATEGY

OpCap believes that some of the best investment value is found in businesses that generate a high and sustainable level of cash flow, where management uses the cash flow to benefit shareholders, such as through stock repurchase, dividends, high-return internal investments, or acquisitions. Because these businesses constantly create additional shareholder value, their underlying economic value and market price often rise in tandem for long periods. The companies in which the fund has investments generate returns on equity that are, on average, significantly higher than the S&P 500, indicating their superior business characteristics. Yet, their average price/earnings ratio is significantly lower than the S&P 500, indicating their attractive value. Although value stocks have underperformed this year, OpCap believes that in the long run they may outperform growth stocks.

On balance, OpCap thinks the economic outlook is positive, but there are some concerns. As always, OpCap buys individual stocks, not the indices or the economy. Nonetheless, OpCap remains alert to macro trends because they affect the overall investment environment and the stocks OpCap owns.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                      7

EQUITY FUND
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
COMMON STOCKS -- 82.16%                                AMOUNT         VALUE
------------------------------------------------------------------------------
ADVERTISING -- 1.82%
------------------------------------------------------------------------------
Omnicom Group Inc.................................       4,000     $   199,500

AEROSPACE -- 10.75%
------------------------------------------------------------------------------
AlliedSignal Inc..................................       3,000         133,125
Boeing Company....................................       3,600         160,425
Lockheed Martin Corporation.......................       3,300         349,387
Rockwell International Corporation................       5,000         240,313
Textron Inc.......................................       4,100         293,919
                                                                   -----------
                                                                     1,177,169
AUTOMOTIVE -- 1.38%
------------------------------------------------------------------------------
LucasVarity PLC (ADR).............................       3,800         151,288
BANKING -- 5.08%
------------------------------------------------------------------------------
BankBoston Corporation............................       3,200         178,000
Citicorp..........................................       1,300         194,025
Wells Fargo & Company.............................         500         184,500
                                                                   -----------
                                                                       556,525
CHEMICALS -- 2.25%
------------------------------------------------------------------------------
Du Pont (E. I.) De Nemours & Company..............       3,300         246,262
COMPUTER SERVICES -- 1.56%
------------------------------------------------------------------------------
Sabre Group Holdings Inc..........................       4,500         171,000
CONSUMER PRODUCTS -- 2.95%
------------------------------------------------------------------------------
International Flavours & Fragrances Inc...........       5,500         238,906
Mattel Inc........................................       2,000          84,625
                                                                   -----------
                                                                       323,531
CRUDE & PETROLEUM -- 1.23%
------------------------------------------------------------------------------
Anadarko Petroleum Corporation....................       2,000         134,375
DRUGS & MEDICAL PRODUCTS -- 1.70%
------------------------------------------------------------------------------
Becton, Dickinson & Company.......................       2,400         186,300
ELECTRICAL EQUIPMENT -- 1.70%
------------------------------------------------------------------------------
Avnet Inc.........................................       3,400         185,938
FOOD & BEVERAGES & TOBACCO -- 3.66%
------------------------------------------------------------------------------
Diageo PLC (ADR)..................................       3,000         144,563
Philip Morris Companies Inc.......................       6,500         255,937
                                                                   -----------
                                                                       400,500

HEALTH CARE -- 2.05%
------------------------------------------------------------------------------
Tenet Healthcare Corporation (a)..................       7,200         225,000

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------

INSURANCE -- 18.83%
------------------------------------------------------------------------------
ACE Ltd...........................................       8,100     $   315,900
AFLAC Inc.........................................       4,200         127,313
American International Group Inc..................         850         124,100
Everest Reinsurance Holdings......................       8,400         322,875
EXEL Ltd..........................................       4,000         311,250
General Re Corporation............................       1,300         329,550
Mid Ocean Ltd.....................................       5,000         392,500
Renaissance Holdings Ltd..........................       3,000         138,937
                                                                   -----------
                                                                     2,062,425

MACHINERY -- 5.43%
------------------------------------------------------------------------------
Caterpillar Inc...................................       6,200         327,825
Dover Corporation.................................       7,800         267,150
                                                                   -----------
                                                                       594,975

MANUFACTURING -- 2.33%
------------------------------------------------------------------------------
General Dynamics Corporation......................       5,500         255,750

MISC. FINANCIAL SERVICES -- 6.81%
------------------------------------------------------------------------------
Countrywide Credit Industries Inc.................       3,100         157,325
Federal Home Loan Mortgage Corporation............       4,500         211,781
Green Tree Financial Corporation..................       8,800         376,750
                                                                   -----------
                                                                       745,856

PAPER & FOREST PRODUCTS -- 1.08%
------------------------------------------------------------------------------
Champion International Corporation................       2,400         118,050

PUBLISHING -- 0.83%
------------------------------------------------------------------------------
Donnelley R R & Sons Company......................       2,000          91,500

RESTAURANTS -- 2.90%
------------------------------------------------------------------------------
McDonald's Corporation............................       4,600         317,400

RETAIL -- 2.45%
------------------------------------------------------------------------------
May Department Stores Company.....................       4,100         268,550

TELECOMMUNICATIONS -- 1.35%
------------------------------------------------------------------------------
Sprint Corporation................................       2,100         148,050

TRANSPORTATION -- 4.02%
------------------------------------------------------------------------------
AMR Corporation (a)...............................       1,600         133,200
Canadian Pacific Ltd..............................       6,000         170,250
Union Pacific Corporation.........................       3,100         136,787
                                                                   -----------
                                                                       440,237
TOTAL COMMON STOCKS
(IDENTIFIED COST $8,164,870)....................................     9,000,181
------------------------------------------------------------------------------

8                     THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
COMMERCIAL PAPER -- 15.03%
------------------------------------------------------------------------------
General Motors Acceptance Corporation, 5.54% due
07/16/98..........................................    $300,000     $   299,308
Household Finance Corporation 5.51% due
07/20/98..........................................     200,000         199,419
IBM Corporation 5.52% due 07/17/98................     200,000         199,509
IBM Credit Corporation 5.50% due 07/15/98.........     200,000         199,572
Ford Motor Credit Company 5.52% due 07/17/98......     450,000         448,896
American Express Credit Corporation, 5.52% due
07/13/98..........................................     300,000         299,448
                                                                   -----------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $1,646,152)....................................     1,646,152
------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $9,811,022)....................................   $10,646,333
OTHER ASSETS LESS LIABILITIES -- 2.81%..........................       307,312
                                                                   -----------
NET ASSETS -- 100%..............................................   $10,953,645
------------------------------------------------------------------------------

(a) Non-income producing security.
ADR American Depository Receipt.

See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                      9

THE ENTERPRISE GROWTH AND INCOME FUND

RETIREMENT SYSTEM INVESTORS INC.
New York, New York

INVESTMENT MANAGEMENT

Retirement System Investors Inc. ("RSI") has served as fund manager to the Enterprise Growth and Income Fund since 1991. RSI manages more than $566 million for all of its clients.

INVESTMENT OBJECTIVE

The objective of the Enterprise Growth and Income Fund is a total return in excess of the total return of the Lipper Growth and Income Mutual Funds Index measured over a new period of three to five years, by investing primarily in a broadly diversified group of large-capitalization stocks.

INVESTMENT PHILOSOPHY

RSI uses a fundamental analysis approach, including both qualitative and quantitative factors, applied to a universe of well-established companies. The fund manager seeks to identify reasonable valuations among this group of stocks. Forward earnings projections and relative valuation parameters are used to determine price objectives and return potential.

FIRST HALF 1998 PERFORMANCE REVIEW

The first half of 1998 was characterized by fluctuation. After a strong first quarter, the stock market went through a minor correction in the second quarter before recovering later in the period.

On a sector attribution analysis, the fund was underweighted in the high-growth, high-price-to-earnings-ratio, high-performing consumer staples and health care areas, which held back results. The fund's cash position -- 11 percent at June 30 -- also adversely impacted results, as RSI's valuation disciplines did not generate sufficient opportunities. Two of the fund's larger holdings, Armstrong World Industries and Snap-On, had earnings shortfalls that negatively impacted performance, which RSI believes are short-term in nature and over-reflected in their exceedingly low valuations.

The fund's relatively large exposure in technology, helped by large positions in EMC Corporation and BMC Software, favorably impacted results.

FUTURE INVESTMENT STRATEGY

At mid-year 1998, the economy continues to grow at a stellar pace and is producing little inflation. Unemployment is low and consumer confidence is high. Concerns about the negative impact of the Asian financial crisis on the economy and corporate earnings have been offset by strong consumer spending, low interest rates, and positive money flow and liquidity variables.

RSI sees the stock market as amply valued with a probable earnings slowdown scenario ahead as companies face tough profit outlooks with limited pricing power, the Asian crisis, and a firm dollar. Consequently, RSI aims to place

10                    THE ENTERPRISE GROUP OF FUNDS, INC.

more emphasis on managing fund risk relative to maximizing returns in the more volatile market that RSI expects in coming months. This is within the context of expecting the market to continue to do well longer-term, as earnings reaccelerate and inflation and interest rates remain low.

In new stock purchases, RSI is focusing on issues with relatively lower valuations with still reasonable growth prospects. These names more often are in the mid-sized capitalization range and are more sensitive to the economic cycle. RSI plans to be alert and aggressive in investing cash reserves as opportunities develop.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     11

GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
COMMON STOCKS -- 86.49%                                AMOUNT         VALUE
------------------------------------------------------------------------------
AEROSPACE -- 5.97%
------------------------------------------------------------------------------
Allied Signal Inc.................................        44,800   $ 1,988,000
Boeing Company....................................         2,100        93,581
Lockheed Martin Corporation.......................         5,800       614,075
                                                                   -----------
                                                                     2,695,656

BANKING -- 7.87%
------------------------------------------------------------------------------
BankAmerica Corporation...........................         5,200       449,475
Chase Manhattan Corporation.......................        10,352       781,576
Citicorp..........................................         4,400       656,700
Washington Mutual Inc.............................        38,300     1,663,656
                                                                   -----------
                                                                     3,551,407
BASIC INDUSTRIES -- 1.86%
------------------------------------------------------------------------------
Aluminum Company of America.......................        12,700       837,406
BUILDING & CONSTRUCTION -- 8.16%
------------------------------------------------------------------------------
Armstrong World Industries Inc....................        17,100     1,152,112
Martin Marietta Materials Inc.....................         2,800       126,000
Medusa Corporation................................         1,900       119,225
Southdown Inc.....................................        32,000     2,284,000
                                                                   -----------
                                                                     3,681,337

CHEMICALS -- 1.88%
------------------------------------------------------------------------------
Du Pont (E. I.) De Nemours & Company..............        11,400       850,725
COMPUTER HARDWARE -- 12.98%
------------------------------------------------------------------------------
Cisco Systems Inc. (a)............................         3,600       331,425
Dallas Semiconductor Corporation..................         4,200       130,200
EMC Corporation (Massachusetts) (a)...............        50,100     2,245,106
Hewlett Packard Company...........................         6,300       377,213
IBM...............................................        12,100     1,389,231
Intel Corporation.................................        11,700       867,262
Xerox Corporation.................................         5,100       518,288
                                                                   -----------
                                                                     5,858,725

COMPUTER SOFTWARE -- 6.96%
------------------------------------------------------------------------------
BMC Software Inc. (a).............................        20,900     1,085,494
Cadence Design Systems Inc. (a)...................        14,700       459,375
Computer Associates International Inc.............         4,650       258,365
Hyperion Software Corporation.....................         3,200        91,200

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
Sterling Commerce Inc. (a)........................        25,700   $ 1,246,450
                                                                   -----------
                                                                     3,140,884

CRUDE & PETROLEUM -- 5.12%
------------------------------------------------------------------------------
British Petroleum (ADR)...........................         6,331       558,711
Exxon Corporation.................................         8,100       577,631
Mobil Corporation.................................         6,400       490,400
Royal Dutch Petroleum (ADR).......................         4,200       230,213
Texaco Inc........................................         7,600       453,625
                                                                   -----------
                                                                     2,310,580

ELECTRICAL EQUIPMENT -- 6.49%
------------------------------------------------------------------------------
Emerson Electric Company..........................        37,700     2,276,137
General Electric Company..........................         7,200       655,200
                                                                   -----------
                                                                     2,931,337

ENTERTAINMENT & LEISURE -- 0.58%
------------------------------------------------------------------------------
Callaway Golf Company.............................        13,400       263,813

FINANCE -- 1.89%
------------------------------------------------------------------------------
Merrill Lynch & Company Inc.......................         1,700       156,825
Travelers Inc.....................................        11,500       697,188
                                                                   -----------
                                                                       854,013

FOOD & BEVERAGES & TOBACCO -- 2.01%
------------------------------------------------------------------------------
Dole Food Inc.....................................        12,600       626,062
Philip Morris Companies Inc.......................         7,100       279,563
                                                                   -----------
                                                                       905,625

INSURANCE -- 2.25%
------------------------------------------------------------------------------
Allstate Corporation..............................         5,600       512,750
SunAmerica Inc....................................         8,750       502,578
                                                                   -----------
                                                                     1,015,328

MACHINERY -- 6.78%
------------------------------------------------------------------------------
Cincinnati Milacron Inc...........................        15,200       369,550
Deere & Company...................................        17,500       925,312
Ingersoll Rand Company............................         5,400       237,938
Snap-On Inc.......................................        42,100     1,526,125
                                                                   -----------
                                                                     3,058,925

METALS & MINING -- 1.88%
------------------------------------------------------------------------------
Potash Corp Saskatchewan Inc......................        11,200       846,300

MISC. FINANCIAL SERVICES -- 1.17%
------------------------------------------------------------------------------

12                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
Federal National Mortgage Association.............         8,700   $   528,525

OIL SERVICES -- 2.31%
------------------------------------------------------------------------------
Dresser Industries Inc............................         9,100       400,969
Schlumberger Ltd..................................         9,400       642,137
                                                                   -----------
                                                                     1,043,106

PHARMACEUTICALS -- 2.46%
------------------------------------------------------------------------------
Johnson & Johnson.................................         5,800       427,750
Lilly (Eli) & Company.............................           800        52,850
Pfizer Inc........................................         5,800       630,388
                                                                   -----------
                                                                     1,110,988
RETAIL -- 4.82%
------------------------------------------------------------------------------
Federated Department Stores Inc. (a)..............        17,100       920,194
Pier 1 Imports Inc................................        35,600       849,950
Tiffany & Company.................................         8,400       403,200
                                                                   -----------
                                                                     2,173,344
TELECOMMUNICATIONS -- 3.05%
------------------------------------------------------------------------------
GTE Corporation...................................         7,700       428,313
Lucent Technologies Inc...........................         5,008       416,603
Tellabs Inc. (a)..................................         7,400       530,025
                                                                   -----------
                                                                     1,374,941
TOTAL COMMON STOCKS
(IDENTIFIED COST $30,644,148)...................................    39,032,965
------------------------------------------------------------------------------

PREFERRED STOCK -- 1.18%
------------------------------------------------------------------------------
INSURANCE -- 1.07%
------------------------------------------------------------------------------
SunAmerica Inc....................................        10,100       484,800

RETAIL -- 0.11%
------------------------------------------------------------------------------
Kmart Financing...................................           700        49,000
                                                                   -----------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $484,603)......................................       533,800
------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------

COMMERCIAL PAPER -- 8.01%
------------------------------------------------------------------------------
Disney Walt Company 5.51% due
07/06/98..........................................    $  700,000   $   699,464
Ford Motor Credit Company 5.64% due 07/01/98......       800,000       800,000
Hasbro Inc. 5.62% due 07/08/98....................       768,000       767,161
Merrill Lynch & Company Inc. 5.97% due 07/01/98...       650,000       650,000
Pepsico Inc. 6.00% due 07/01/98...................       700,000       700,000
                                                                   -----------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $3,616,625)....................................     3,616,625
------------------------------------------------------------------------------

SHORT TERM GOVERNMENT SECURITIES -- 2.21%
------------------------------------------------------------------------------
Federal Home Loan Mortgage Discount Notes, 5.45%
due 07/14/98......................................     1,000,000       998,032
                                                                   -----------
TOTAL SHORT TERM GOVERNMENT SECURITIES
(IDENTIFIED COST $998,032)......................................       998,032
------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 1.00%
------------------------------------------------------------------------------
State Street Bank & Trust Repurchase Agreement,
2.00% due 07/01/98
Collateral: U.S. Treasury Bond $350,000, 8.125%
due 08/15/19 Value $459,754.......................       450,000       450,000
                                                                   -----------
TOTAL REPURCHASE AGREEMENT
( IDENTIFIED COST $450,000 )....................................       450,000
------------------------------------------------------------------------------
TOTAL INVESTMENTS
( IDENTIFIED COST $36,193,408)..................................   $44,631,422
OTHER ASSETS LESS LIABILITIES -- 1.11 %.........................       501,682
                                                                   -----------
NET ASSETS -- 100%..............................................   $45,133,104
------------------------------------------------------------------------------

(a) Non-income producing security.
ADR American Depository Receipt.

See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     13

THE ENTERPRISE EQUITY INCOME FUND

1740 ADVISERS, INC.
New York, New York

INVESTMENT MANAGEMENT

1740 Advisers has been fund manager to the Enterprise Equity Income Fund since its inception. 1740 Advisers manages more than $1.7 billion for institutional clients and its normal investment minimum is $20 million.

INVESTMENT OBJECTIVE

The objective of the Enterprise Equity Income Fund is to seek a combination of growth and income to achieve an above-average and consistent total return, primarily from investments in dividend-paying common stocks.

INVESTMENT PHILOSOPHY

Above-average returns can be achieved by buying undervalued, out-of-favor stocks and selling them after the market has recognized and corrected their undervaluation. Dividend yield relative to the S&P 500 is the measure of the value used in this strategy. It provides a disciplined approach to buy and sell decisions, enhances stability in the fund, and lessens overall market risk.

FIRST HALF 1998 PERFORMANCE REVIEW

The stock market moved up sharply during the first quarter. Investors put aside their concerns about Southeast Asia and, attracted by continued low inflation and interest rates, poured money into stocks. Health care, telecommunications, and financials continued as strong performers and were joined by capital spending-related names, which had been weak in the fourth quarter after the Asian crisis hit.

The first half of 1998 started fairly well for the Equity Income Fund. Overweights in financial, capital goods, and communication services sectors helped performance. Weakness in the energy sector hurt returns, while financial services, communication services (primarily telephones), and capital goods stocks helped returns.

The major investment event of the period was the resurgence of problems in Asia, this time centered on Japan. As happened last fall, the dollar strengthened, projections for U.S. economic growth and inflation were lowered, and U.S. interest rates fell as foreign investors sought a safe haven.

As the Asian crisis resumed, investors sought safety in the dollar, bonds and big-cap growth and technology stocks. The fund cannot own most of these names due to little or no dividend yield. Compounding the problem, cyclical, energy, and telephone stocks -- all high-yield value names -- sold off, creating a very difficult environment for income-oriented funds. Cyclical and energy stocks were hit due to Asian concerns. Telephone stocks, which should have been a safe haven, were hit hard by the announcement on June 24 that AT&T would acquire Telecommunications Inc. Health care, financials, and a few energy stocks were outperformers.

FUTURE INVESTMENT STRATEGY

The evidence points to a continuation of the trading range for the near future. There is not much to push it up dramatically except an improbably quick resolution to Asian problems. There are a number of events that could

14                    THE ENTERPRISE GROUP OF FUNDS, INC.

push the market down further: a much worse Asian situation; much higher compensation costs; and worse-than-expected earnings. But the favorable monetary and interest rate environment may put a floor under the trading range. Within the range there likely may be sector rotation and, on a day-to-day basis, reaction to economic and market news from the Far East.

In this environment, defensive qualities and stable earnings will be emphasized in fund strategy. This means a continued emphasis on utilities (both electric and telephone) and energy (both natural gas and international oils). Financial stocks continue as an overweight; industry consolidation is ongoing and earnings are still coming through. Health care stocks are also emphasized both for earnings growth and predictability. They are relatively high-priced but have attractive new product flows and decent yields.

Cyclical stocks were hit hard during the month of June as investors moved toward growth and technology stocks. As a result, the capital spending and basic materials sectors look attractive on a value basis. They will, however, need some resolution of the Asian crisis before they come back into favor.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     15

EQUITY INCOME FUND
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                      NUMBER
                                                    OF SHARES
                                                        OR
                                                    PRINCIPAL
COMMON STOCKS -- 87.18%                               AMOUNT       VALUE
----------------------------------------------------------------------------

AEROSPACE -- 3.21%
----------------------------------------------------------------------------
Northrop Grumman Corporation......................       7,000  $    721,875
Textron Inc.......................................      20,000     1,433,750
Timken Company....................................      35,000     1,078,437
United Technologies Corporation...................      15,000     1,387,500
                                                                ------------
                                                                   4,621,562
AUTOMOTIVE -- 3.27%
----------------------------------------------------------------------------
Eaton Corporation.................................      15,000     1,166,250
Ford Motor Company................................      35,000     2,065,000
General Motors Corporation........................      22,000     1,469,875
                                                                ------------
                                                                   4,701,125

BANKING -- 9.20%
----------------------------------------------------------------------------
BankAmerica Corporation...........................      15,000     1,296,562
BankBoston Corporation............................      30,000     1,668,750
Bankers Trust New York Corporation................      10,000     1,160,625
Chase Manhattan Corporation.......................      20,000     1,510,000
First Union Corporation...........................      20,000     1,165,000
Fleet Financial Group Inc.........................      15,000     1,252,500
Mellon Bank Corporation...........................      20,000     1,392,500
NationsBank Corporation...........................      18,000     1,377,000
Washington Mutual Inc.............................      30,000     1,303,125
Wells Fargo & Company.............................       3,000     1,107,000
                                                                ------------
                                                                  13,233,062

CAPITAL GOODS & SERVICES -- 2.19%
----------------------------------------------------------------------------
Cooper Industries Inc.............................      20,000     1,098,750
General Signal Corporation........................      25,000       900,000
Harsco Corporation................................      25,000     1,145,313
                                                                ------------
                                                                   3,144,063

CHEMICALS -- 2.18%
----------------------------------------------------------------------------
Du Pont (E. I.) De Nemours & Company..............      28,000     2,089,500
Olin Corporation..................................      25,000     1,042,188
                                                                ------------
                                                                   3,131,688

COMMUNICATIONS -- 0.77%
----------------------------------------------------------------------------
Frontier Corporation..............................      35,000     1,102,500

COMPUTER HARDWARE -- 1.77%
----------------------------------------------------------------------------
Xerox Corporation.................................      25,000     2,540,625

CONSTRUCTION -- 0.73%
----------------------------------------------------------------------------

                                                      NUMBER
                                                    OF SHARES
                                                        OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
Caterpillar Inc...................................      20,000  $  1,057,500

CONSUMER DURABLES -- 1.11%
----------------------------------------------------------------------------
Dana Corporation..................................      30,000     1,605,000

CONSUMER NON-DURABLES -- 1.60%
----------------------------------------------------------------------------
Avon Products Inc.................................      25,000     1,937,500
Eastman Kodak Company.............................       5,000       365,313
                                                                ------------
                                                                   2,302,813

CONSUMER PRODUCTS -- 0.92%
----------------------------------------------------------------------------
Colgate Palmolive Company.........................      15,000     1,320,000

CRUDE & PETROLEUM -- 3.23%
----------------------------------------------------------------------------
British Petroleum (ADR)...........................      10,000       882,500
Exxon Corporation.................................      18,000     1,283,625
Mobil Corporation.................................      18,000     1,379,250
Royal Dutch Petroleum (ADR).......................      20,000     1,096,250
                                                                ------------
                                                                   4,641,625

ELECTRICAL EQUIPMENT -- 5.81%
----------------------------------------------------------------------------
Dresser Industries Inc............................      35,000     1,542,187
Emerson Electric Company..........................      30,000     1,811,250
General Electric Company..........................      55,000     5,005,000
                                                                ------------
                                                                   8,358,437

ELECTRONICS -- 0.96%
----------------------------------------------------------------------------
Amp Inc...........................................      40,000     1,375,000

ENERGY -- 8.96%
----------------------------------------------------------------------------
Amoco Corporation.................................      17,000       707,625
Atlantic Richfield Company........................      10,000       781,250
Chevron Corporation...............................      14,000     1,162,875
Consolidated Natural Gas Company..................      20,000     1,177,500
Duke Energy Company...............................      20,000     1,185,000
El Paso Natural Gas Company.......................      40,000     1,530,000
Enron Corporation.................................      30,000     1,621,875
Questar Corporation...............................      40,000       785,000
Texaco Inc........................................      12,000       716,250
USX Marathon Group................................      25,000       857,812
Williams Companies Inc............................      70,000     2,362,500
                                                                ------------
                                                                  12,887,687

FINANCE -- 2.56%
----------------------------------------------------------------------------
Bank of New York Company Inc......................      20,000     1,213,750
H F Ahmanson & Company............................      20,000  $  1,420,000

16                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                      NUMBER
                                                    OF SHARES
                                                        OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
Morgan J P & Company Inc..........................       9,000     1,054,125
                                                                ------------
                                                                   3,687,875

FOOD & BEVERAGES & TOBACCO -- 1.22%
----------------------------------------------------------------------------
Fortune Brands Inc................................      20,000       768,750
Philip Morris Companies Inc.......................      25,000       984,375
                                                                ------------
                                                                   1,753,125

HOTELS & RESTAURANTS -- 0.73%
----------------------------------------------------------------------------
Felcor Suite Hotels Inc...........................      15,000       470,625
Starwood Hotels & Resorts Trust...................      12,000       579,750
                                                                ------------
                                                                   1,050,375

INSURANCE -- 3.59%
----------------------------------------------------------------------------
Cigna Corporation.................................      27,000     1,863,000
Lincoln National Corporation......................      20,000     1,827,500
St Paul Companies Inc.............................      35,000     1,472,187
                                                                ------------
                                                                   5,162,687

MACHINERY -- 1.34%
----------------------------------------------------------------------------
Pitney Bowes Inc..................................      40,000     1,925,000

MISC. FINANCIAL SERVICES -- 1.06%
----------------------------------------------------------------------------
Federal National Mortgage Association.............      25,000     1,518,750
PAPER & FOREST PRODUCTS -- 1.26%
----------------------------------------------------------------------------
Georgia Pacific Corporation.......................      14,000       825,125
International Paper Company.......................      23,000       989,000
                                                                ------------
                                                                   1,814,125
PHARMACEUTICALS -- 7.60%
----------------------------------------------------------------------------
American Home Products Corporation................      45,000     2,328,750
Baxter International Inc..........................      25,000     1,345,313
Bristol Myers Squibb Company......................      17,000     1,953,937
Lilly (Eli) & Company.............................      12,000       792,750
Merck & Company Inc...............................       7,000       936,250
Schering Plough Corporation.......................       8,000       733,000
Smithkline Beecham PLC (ADR)......................      23,000     1,391,500
Warner-Lambert Company............................      21,000     1,456,875
                                                                ------------
                                                                  10,938,375

PUBLISHING -- 1.25%
----------------------------------------------------------------------------
McGraw Hill Inc...................................      22,000     1,794,375

RAW MATERIALS -- 3.51%
----------------------------------------------------------------------------
                                                      NUMBER
                                                    OF SHARES
                                                        OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
Carpenter Technology Corporation..................      15,000  $    753,750
Minnesota Mining & Manufacturing Company..........      12,000       986,250
Reynolds Metals Company...........................      10,000       559,375
Rohm & Haas Company...............................       8,000       831,500
Union Camp Corporation............................      20,000       992,500
Weyerhaeuser Company..............................      20,000       923,750
                                                                ------------
                                                                   5,047,125

REAL ESTATE -- 2.74%
----------------------------------------------------------------------------
Avalon Bay Communities Inc........................      10,000       380,000
Crescent Real Estate Equities.....................      15,000       504,375
Developers Diversified Realty.....................      10,000       391,875
Equity Office Properties Trust....................      25,000       709,375
Equity Residential Properties Trust...............      10,000       474,375
Health Care Property Investors Inc................      15,000       540,937
Irvine Apartment Communities Inc..................      15,000       434,063
Public Storage Inc................................      18,000       504,000
                                                                ------------
                                                                   3,939,000

RETAIL -- 2.07%
----------------------------------------------------------------------------
J C Penney Inc....................................      20,000     1,446,250
Sears Roebuck & Company...........................      25,000     1,526,563
                                                                ------------
                                                                   2,972,813

TECHNOLOGY -- 1.79%
----------------------------------------------------------------------------
Harris Corporation................................      30,000     1,340,625
Thomas & Betts Corporation........................      25,000     1,231,250
                                                                ------------
                                                                   2,571,875

TELECOMMUNICATIONS -- 7.23%
----------------------------------------------------------------------------
Ameritech Corporation.............................      30,000     1,346,250
AT & T Corporation................................      22,000     1,256,750
Bell Atlantic Corporation.........................      28,000     1,277,500
BellSouth Corporation.............................      20,000     1,342,500
GTE Corporation...................................      25,000     1,390,625
SBC Communications Inc............................      30,000     1,200,000
Sprint Corporation................................      20,000     1,410,000
United States West Inc. New.......................      25,000     1,175,000
                                                                ------------
                                                                  10,398,625

UTILITIES -- 3.32%
----------------------------------------------------------------------------
American Electric Power Inc.......................      20,000       907,500
Carolina Power & Light Company....................      20,000       867,500
CMS Energy Corporation............................      20,000       880,000
Edison International..............................      40,000  $  1,182,500

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     17

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                      NUMBER
                                                    OF SHARES
                                                        OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
FPL Group Inc.....................................      15,000       945,000
                                                                ------------
                                                                   4,782,500
                                                                ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $89,788,502).................................   125,379,312
----------------------------------------------------------------------------
PREFERRED STOCK -- 0.21%
----------------------------------------------------------------------------

INSURANCE -- 0.21%
----------------------------------------------------------------------------
Aetna Inc.........................................       4,000       300,500
                                                                ------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $305,490)....................................       300,500
----------------------------------------------------------------------------

COMMERCIAL PAPER -- 11.50%
----------------------------------------------------------------------------
Associates Corporation of North America, 5.52% due
07/07/98..........................................  $  300,000       299,724
Avco Financial Services Inc. 5.55% due 07/24/98...   2,200,000     2,192,199
Barclays US Funding 5.54% due 07/24/98............   1,000,000       996,464
Chevron Oil Finance Company 5.50% due 07/27/98....   1,800,000     1,792,850
CIT Group Holdings Inc. 5.53% due 07/27/98........     800,000       796,805
Enterprise Funding Corporation 5.52% due
08/19/98..........................................   1,572,000     1,560,189
General Electric Capital Corporation, 5.51% due
07/14/98..........................................     150,000       149,701
General Electric Capital Corporation, 5.53% due
08/27/98..........................................   1,300,000     1,288,617
Lehman Brothers Holdings Inc. 5.54% due
07/16/98..........................................   1,000,000       997,692
Merrill Lynch & Company Inc. 5.54% due 07/31/98...     500,000       497,692
Merrill Lynch & Company Inc. 5.55% due 07/30/98...   2,300,000     2,289,717
Sears Roebuck Acceptance Corporation, 5.56% due
08/13/98..........................................   2,000,000     1,986,718
Ford Motor Credit Company 5.51% due 08/21/98......     500,000       496,097
                                                      NUMBER
                                                    OF SHARES
                                                        OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
American Express Credit Corporation, 5.49% due
07/09/98..........................................  $  700,000  $    699,146
American Express Credit Corporation, 5.51% due
08/14/98..........................................     500,000       496,633
                                                                ------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $16,540,244).................................    16,540,244
----------------------------------------------------------------------------

SHORT TERM GOVERNMENT SECURITIES -- 0.59%
----------------------------------------------------------------------------
Federal Home Loan Mortgage Discount Notes, 5.40%
due 07/31/98......................................     150,000       149,325
Federal Home Loan Mortgage Discount Notes, 5.42%
due 07/07/98......................................     500,000       499,549
Federal National Mortgage Association Discount
Notes, 5.44% due 08/05/98.........................     200,000       198,942
                                                                ------------
TOTAL SHORT TERM GOVERNMENT SECURITIES
(IDENTIFIED COST $847,816)....................................       847,816
----------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 0.24%
----------------------------------------------------------------------------
State Street Bank & Trust Repurchase Agreement,
2.00% due 07/01/98
Collateral: U.S. Treasury Bond $275,000, 8.125%
due 8/15/19 Value $361,235........................     350,000       350,000
                                                                ------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $350,000)....................................       350,000
----------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $107,832,052)................................  $143,417,872
OTHER ASSETS LESS LIABILITIES -- 0.28%........................       404,945
                                                                ------------
NET ASSETS -- 100%............................................  $143,822,817
----------------------------------------------------------------------------

ADR American Depository Receipt.

See notes to financial statements.

18                    THE ENTERPRISE GROUP OF FUNDS, INC.

THE ENTERPRISE CAPITAL APPRECIATION FUND

PROVIDENT INVESTMENT COUNSEL, INC.
Pasadena, California

INVESTMENT MANAGEMENT

Provident Investment Counsel has been fund manager to the Enterprise Capital Appreciation Fund since inception. Provident Investment Counsel manages approximately $18.6 billion for institutional clients, and its usual investment minimum is $5 million.

INVESTMENT OBJECTIVE

The objective of the Enterprise Capital Appreciation Fund is to seek maximum capital appreciation, primarily through investment in common stock of companies that demonstrate accelerating earnings momentum and consistently strong financial characteristics.

INVESTMENT PHILOSOPHY

Provident's investment philosophy is based on the belief that, over time, the reason the price of a company's stock increases is because its earnings are increasing. The investment strategy seeks to create a fund of companies that, in aggregate, is growing its earnings at a faster and more consistent rate than is the overall market.

FIRST HALF 1998 PERFORMANCE REVIEW

On a year-to-date basis, the Enterprise Capital Appreciation Fund generated solid returns. This strong performance continued the trend from last year, which was only briefly interrupted by the Asian economic crisis. Provident maintained its focus on largely domestic-oriented growth stocks with superior fundamentals. Provident invested mainly in companies that exhibited sustainable earnings and revenue growth trends. These stocks were rewarded in the first half of 1998, as the overall trend of corporate earnings growth slowed, and a premium was accorded to those companies that exhibited superior fundamentals.

A significant portion of the fund's performance came from technology, retail trade, and health technology sectors. In the technology area, the fund held Dell Computer and Lucent Technologies, both of which appreciated more than 100 percent. Additionally, several of the new holdings, America Online and SAP Aktiengesellschaft, experienced rapid appreciation since purchase. In health technology, drug stocks like Pfizer and Schering Plough had significantly better performance than the benchmarks, propelled by new drug introductions and strong pipelines. Finally, the retail holdings like Staples, Kohls, and Dollar Tree Stores benefited from strong consumer demand generated by a vibrant domestic economy.

FUTURE INVESTMENT STRATEGY

Provident's strategy will continue to focus on growth stocks with superior fundamentals. For the last several years, corporate earnings, and consequently stock prices, have had healthy increases due to a low inflation environment and what Provident calls "engineered earnings." Firms have improved their bottom lines via corporate restructuring, mergers, layoffs, and technology employment. However, in many cases they have seen little revenue or top-line growth. This dichotomy presents an unsustainable earnings and stock price trend. Recently there have been numerous mega-cap stocks beginning to report disappointing earnings numbers because their already meager

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     19
revenue growth has been damaged by the Asian situation, and their "earnings engineering" is tapped out. Provident believes that the most rewarding investments going forward will be those that can maintain superior revenue and earnings growth in this increasingly selective equity market. Provident structured the fund with stocks that exhibit strong and sustainable top and bottom lines, which it believes will be factors rewarded by the market.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

20                    THE ENTERPRISE GROUP OF FUNDS, INC.

CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
COMMON STOCKS -- 97.34%                                AMOUNT           VALUE
---------------------------------------------------------------------------------
ADVERTISING -- 0.83%
---------------------------------------------------------------------------------
Outdoor Systems Inc. (a)..........................         40,000   $   1,120,000
BROADCASTING -- 3.24%
---------------------------------------------------------------------------------
Chancellor Media Corporation (a)..................         40,000       1,986,250
Clear Channel Communications (a)..................         22,000       2,400,750
                                                                    -------------
                                                                        4,387,000
BUSINESS SERVICES -- 3.22%
---------------------------------------------------------------------------------
Accustaff Inc. (a)................................         50,000       1,562,500
Ceridian Corporation (a)..........................         24,000       1,410,000
Robert Half International Inc. (a)................         25,000       1,396,875
                                                                    -------------
                                                                        4,369,375

COMPUTER HARDWARE -- 2.06%
---------------------------------------------------------------------------------
Dell Computer Corporation (a).....................         30,000       2,784,375

COMPUTER SERVICES -- 9.82%
---------------------------------------------------------------------------------
America Online Inc. (a)...........................         33,000       3,498,000
Fiserv Inc. (a)...................................         60,000       2,548,125
HBO & Company.....................................        120,000       4,230,000
Keane Inc. (a)....................................         20,000       1,120,000
Sungard Data Systems Inc. (a).....................         50,000       1,918,750
                                                                    -------------
                                                                       13,314,875

COMPUTER SOFTWARE -- 2.73%
---------------------------------------------------------------------------------
SAP Aktiengesellschaft (ADR)......................         10,000       2,250,000
Sterling Commerce Inc. (a)........................         30,000       1,455,000
                                                                    -------------
                                                                        3,705,000

CONGLOMERATES -- 2.00%
---------------------------------------------------------------------------------
Cendant Corporation (a)...........................        130,000       2,713,750

ENERGY -- 3.16%
---------------------------------------------------------------------------------
AES Corporation (a)...............................         60,000       3,153,750
R & B Falcon Corporation (a)......................         50,000       1,131,250
                                                                    -------------
                                                                        4,285,000

FINANCE -- 10.92%
---------------------------------------------------------------------------------
Associates First Capital Corporation..............         30,000       2,306,250
Heller Financial Inc. (a).........................         40,000       1,200,000
MBNA Corporation..................................        180,168       5,945,544
Providian Financial Corporation...................         15,000       1,178,437
State Street Corporation..........................         60,000       4,170,000
                                                                    -------------
                                                                       14,800,231

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------

HEALTH CARE -- 1.89%
---------------------------------------------------------------------------------
Omnicare Inc......................................         40,000   $   1,525,000
Total Renal Care Holdings Inc. (a)................         30,000       1,035,000
                                                                    -------------
                                                                        2,560,000

MACHINERY -- 4.75%
---------------------------------------------------------------------------------
Tyco International Ltd. New.......................         80,000       5,040,000
United States Filter Corporation (a)..............         50,000       1,403,125
                                                                    -------------
                                                                        6,443,125

MEDICAL SERVICES -- 5.85%
---------------------------------------------------------------------------------
Health Management Associates Inc. (a).............         44,095       1,474,426
Quintiles Transnational Corporation (a)...........         80,000       3,935,000
Sofamor/Danek Group Inc. (a)......................         29,100       2,518,969
                                                                    -------------
                                                                        7,928,395

PHARMACEUTICALS -- 12.04%
---------------------------------------------------------------------------------
Alza Corporation (a)..............................         54,000       2,335,500
Elan PLC (ADR) (a)................................         54,000       3,472,875
McKesson Corporation..............................         40,000       3,250,000
Pfizer Inc........................................         35,000       3,804,062
Schering Plough Corporation.......................         37,700       3,454,263
                                                                    -------------
                                                                       16,316,700

RETAIL -- 23.90%
---------------------------------------------------------------------------------
Bed Bath & Beyond Inc. (a)........................         36,300       1,880,794
Costco Companies Inc. (a).........................         65,000       4,099,062
CVS Corporation...................................         64,000       2,492,000
Dollar General Corporation........................         87,500       3,461,719
Dollar Tree Stores Inc. (a).......................         57,450       2,333,906
Family Dollar Stores Inc..........................        140,000       2,590,000
General Nutrition Companies Inc. (a)..............         60,000       1,867,500
Kohls Corporation (a).............................         76,000       3,942,500
Linens N Things Inc. (a)..........................         24,800         757,950
Office Depot Inc. (a).............................         43,000       1,357,188
Proffitts Inc. (a)................................         75,000       3,028,125
Safeway Inc. (a)..................................         70,000       2,848,125
Staples Inc. (a)..................................         60,025       1,736,973
                                                                    -------------
                                                                       32,395,842

TECHNOLOGY -- 2.76%
---------------------------------------------------------------------------------
Lucent Technologies Inc...........................         45,000       3,743,438

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     21

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 7.25%
---------------------------------------------------------------------------------
Advanced Fibre Communications (a).................         17,000   $     681,063
Ericsson L M Tel Company (ADR)....................         80,000       2,290,000
Tellabs Inc. (a)..................................         28,000       2,005,500
Worldcom Inc. (a).................................        100,000       4,843,750
                                                                    -------------
                                                                        9,820,313
WASTE MANAGEMENT -- 0.92%
---------------------------------------------------------------------------------
Allied Waste Industries Inc. (a)..................         52,000       1,248,000
TOTAL COMMON STOCKS
(IDENTIFIED COST $87,291,173)....................................     131,935,419
---------------------------------------------------------------------------------
                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 2.42%
---------------------------------------------------------------------------------
State Street Bank & Trust Repurchase Agreement,
4.00% due 07/01/98
Collateral: U.S. Treasury Bond, $2,045,000, 11.25%
due 2/15/15 Value $3,347,571......................  $   3,280,000   $   3,280,000
                                                                    -------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $3,280,000).....................................       3,280,000
---------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $90,571,173)....................................   $ 135,215,419
OTHER ASSETS LESS LIABILITIES -- 0.24 %..........................         325,043
                                                                    -------------
NET ASSETS -- 100%...............................................   $ 135,540,462
---------------------------------------------------------------------------------

(a) Non-income producing security.
ADR American Depository Receipt.

See notes to financial statements.

22                    THE ENTERPRISE GROUP OF FUNDS, INC.

THE ENTERPRISE SMALL COMPANY GROWTH FUND

PILGRIM BAXTER & ASSOCIATES, LTD.
Wayne, Pennsylvania

INVESTMENT MANAGEMENT

Pilgrim Baxter & Associates, Ltd., which has approximately $12.6 billion in assets under management, became manager of the fund on April 1, 1997. Pilgrim Baxter's normal investment minimum for a separate account is $20 million.

INVESTMENT OBJECTIVE

The objective of the Enterprise Small Company Growth Fund is to seek capital appreciation by investing primarily in common stocks of small-capitalization companies believed by the fund manager to have an outlook for strong earnings growth and potential for significant capital appreciation.

INVESTMENT PHILOSOPHY

Pilgrim Baxter is a growth-stock investor, and believes the mission of any fund of equity investments is to capture the growth exhibited by the underlying assets in investment returns over time. Given that premise, superior returns may be achieved by investing in those companies that exhibit exceptional growth characteristics and internal reinvestment rates capable of funding that growth into the future. Pilgrim Baxter focuses on bottom-up stock selection using a combination of rigorous fundamental research and quantitative techniques.

FIRST HALF 1998 PERFORMANCE REVIEW

The first half of 1998 was a difficult period for the Enterprise Small Company Growth Fund, despite an early rally by small-cap stocks. Solid earnings reports and continued strong fundamentals, particularly in the technology and service sectors, carried the fund higher early in the period.

Other areas of strength in the fund included financial services stocks, although the frenzy of large bank and brokerage combinations did not benefit the fund because there were no holdings in those large-cap stocks. The positive fallout from such deals on the sector, however, and the effects of a still positive interest rate environment helped contribute to performance early in the period. The only negative area was the energy sector, where record-low commodity prices due to the abnormally warm winter season caused the sector to be exceptionally weak.

During the first half of 1998, small-cap stocks were especially hurt as the Asian crisis re-emerged and fears of inflation and higher interest rates continue to influence the financial markets. Investor preferences for large liquid investments also cast a pall on small-cap stocks.

In anticipation of the ill effects of the Asian crisis, Pilgrim Baxter changed the structure of the fund somewhat as the period progressed. The impact of Asia on technology led to the sale of a number of stocks with significant exposure to that region. As such, funds were reinvested in companies more focused on domestic activities, especially in the service sector. While Pilgrim Baxter does not make specific sector decisions, it was the fundamentals of several companies in various sub-groups of the service sector that led to an increased weighting in this area.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     23

FUTURE INVESTMENT STRATEGY

While the year has been difficult so far, Pilgrim Baxter expects the compelling small-cap valuation to be a primary driver in the near term. By several measures, small-cap stocks are at relative lows rarely seen in the past 40 years. In addition, growth estimates for the S&P 500 are declining as economic growth is expected to moderate while small-cap growth expectations continue to be strong.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

24                    THE ENTERPRISE GROUP OF FUNDS, INC.

SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
COMMON STOCKS -- 97.81%                                AMOUNT         VALUE
------------------------------------------------------------------------------

ADVERTISING -- 1.30%
------------------------------------------------------------------------------
Lamar Advertising Company (a).....................       9,900     $   355,163

AEROSPACE -- 0.85%
------------------------------------------------------------------------------
Tristar Aerospace Company (a).....................      14,900         230,950
APPAREL & TEXTILES -- 0.94%
------------------------------------------------------------------------------
Stage Stores Inc. (a).............................       5,700         257,925
BROADCASTING -- 0.96%
------------------------------------------------------------------------------
Emmis Broadcasting Corporation Class A (a)........       5,500         262,969

BUSINESS SERVICES -- 7.84%
------------------------------------------------------------------------------
Central Parking Corporation.......................       6,950         323,175
Envoy Corporation (a).............................       5,000         236,875
Kroll-O'Gara Company (a)..........................       9,200         196,650
Metamor Worldwide Inc. (a)........................      16,987         597,730
PMT Services Inc. (a).............................      13,700         348,494
Pre-Paid Legal Services Inc. (a)..................      14,000         441,875
                                                                   -----------
                                                                     2,144,799

COMMUNICATIONS -- 2.03%
------------------------------------------------------------------------------
Pacific Gateway Exchange Inc. (a).................       9,600         384,600
Tel-Save Holdings Inc. (a)........................      11,600         171,100
                                                                   -----------
                                                                       555,700

COMPUTER HARDWARE -- 1.32%
------------------------------------------------------------------------------
Apex PC Solutions Inc. (a)........................       8,500         236,937
Xylan Corporation (a).............................       4,200         125,213
                                                                   -----------
                                                                       362,150

COMPUTER SERVICES -- 11.39%
------------------------------------------------------------------------------
Computer Horizons Corporation (a).................      16,998         629,988
Computer Management Sciences Inc. (a).............      13,700         325,375
Computer Task Group Inc...........................      24,400         817,400
Diamond Technology Partner Inc. (a)...............      10,300         311,575
Pegasystems Inc. (a)..............................      14,700         398,737
Technology Solutions Company (a)..................      19,950         632,166
                                                                   -----------
                                                                     3,115,241
COMPUTER SOFTWARE -- 8.92%
------------------------------------------------------------------------------
BEA Systems Inc. (a)..............................      11,400         261,487
Dendrite International Inc. (a)...................       9,700         364,962

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
JDA Software Group Inc. (a).......................       7,100     $   310,625
Radiant Systems Inc. (a)..........................      13,100         189,950
Summit Design Inc. (a)............................      17,000         249,688
Veritas Software Corporation (a)..................       8,850         366,169
Visio Corporation (a).............................       8,900         424,975
Wind River Systems Inc. (a).......................       7,600         272,650
                                                                   -----------
                                                                     2,440,506

CONSUMER DURABLES -- 1.50%
------------------------------------------------------------------------------
United Natural Foods Inc. (a).....................      14,400         410,400

CONSUMER SERVICES -- 3.46%
------------------------------------------------------------------------------
Rental Service Corporation (a)....................      13,400         450,575
Transaction Systems Architects Inc. Class A (a)...      12,900         496,650
                                                                   -----------
                                                                       947,225

ELECTRICAL EQUIPMENT -- 0.20%
------------------------------------------------------------------------------
ATMI Inc. (a).....................................       3,700          55,500

ENERGY -- 0.94%
------------------------------------------------------------------------------
Gulf Island Fabrication Inc. (a)..................       7,500         140,625
Gulfmark Offshore Inc. (a)........................       5,100         116,025
                                                                   -----------
                                                                       256,650

FINANCE -- 1.66%
------------------------------------------------------------------------------
Healthcare Financial Partners Inc. (a)............       7,400         453,713

HEALTH CARE -- 6.37%
------------------------------------------------------------------------------
Alternative Living Services Inc. (a)..............      13,300         359,100
Concentra Managed Care Inc. (a)...................      14,400         374,400
DAOU Systems Inc. (a).............................       6,200         141,825
Kendle International Inc. (a).....................       7,500         226,875
Pediatrix Medical Group (a).......................      11,900         442,531
Trex Med Corporation (a)..........................      12,000         198,000
                                                                   -----------
                                                                     1,742,731

HOTELS & RESTAURANTS -- 4.43%
------------------------------------------------------------------------------
American Skiing Company (a).......................      18,900         245,700
CKE Restaurants Inc...............................       4,300         177,375
Prime Hospitality Corporation (a).................      16,800         292,950
Vistana Inc. (a)..................................      27,000         496,125
                                                                   -----------
                                                                     1,212,150

MANUFACTURING -- 2.34%
------------------------------------------------------------------------------
ITEQ Inc. (a).....................................      13,900         103,381

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     25

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
Vitesse Semiconductor Corporation (a).............      17,400     $   537,225
                                                                   -----------
                                                                       640,606

MEDICAL INSTRUMENTS -- 0.49%
------------------------------------------------------------------------------
Cyberonics Inc. (a)...............................      12,700         134,938

MEDICAL SERVICES -- 5.05%
------------------------------------------------------------------------------
National Surgery Centers Inc. (a).................      21,025         611,039
Quadramed Corporation (a).........................      10,600         289,513
Renal Care Group Inc. (a).........................      10,900         480,281
                                                                   -----------
                                                                     1,380,833

MISC. FINANCIAL SERVICES -- 3.84%
------------------------------------------------------------------------------
Amresco Inc. (a)..................................      20,900         608,712
Sirrom Capital Corporation........................      17,000         442,000
                                                                   -----------
                                                                     1,050,712

OIL SERVICES -- 0.35%
------------------------------------------------------------------------------
Cliffs Drilling Company (a).......................       2,900          95,156
PHARMACEUTICALS -- 5.84%
------------------------------------------------------------------------------
Incyte Pharmaceuticals Inc. (a)...................       9,300         317,362
Jones Pharma Inc..................................      11,200         371,000
Medicis Pharmaceutical Corporation Class A (a)....      15,550         567,575
Pharmerica Inc. (a)...............................      28,300         341,369
                                                                   -----------
                                                                     1,597,306

PRINTING & PUBLISHING -- 2.36%
------------------------------------------------------------------------------
Applied Graphics Technologies (a).................      14,100         645,075
REAL ESTATE -- 0.54%
------------------------------------------------------------------------------
CB Richard Ellis Services Inc. (a)................       4,400         147,125
RETAIL -- 2.99%
------------------------------------------------------------------------------
Guitar Center Inc. (a)............................      11,300         340,413
Insight Enterprises Inc. (a)......................      11,950         478,000
                                                                   -----------
                                                                       818,413
TECHNOLOGY -- 8.88%
------------------------------------------------------------------------------
DSP Communications Inc. (a).......................      14,000         192,500
Helix Technology Corporation......................      10,300         154,500
                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
Network Appliance Inc. (a)........................      14,000     $   545,125
Sawtek Inc. (a)...................................       5,900          87,025
Semtech Corporation (a)...........................      12,400         219,325
Uniphase Corporation (a)..........................       7,600         477,137
Waters Corporation (a)............................      12,800         754,400
                                                                   -----------
                                                                     2,430,012

TELECOMMUNICATIONS -- 2.52%
------------------------------------------------------------------------------
Excel Switching Corporation (a)...................       7,900         196,513
Inter-Tel Inc.....................................       1,200          19,200
Tekelec (a).......................................      10,600         474,350
                                                                   -----------
                                                                       690,063

TRANSPORTATION -- 1.33%
------------------------------------------------------------------------------
Coach USA Inc. (a)................................       8,000         365,000

WASTE MANAGEMENT -- 7.17%
------------------------------------------------------------------------------
American Disposal Services Inc. (a)...............      15,900         745,312
Eastern Environmental Services Inc. (a)...........      22,500         765,000
Tetra Tech Inc. (a)...............................      18,575         450,444
                                                                   -----------
                                                                     1,960,756
TOTAL COMMON STOCKS
(IDENTIFIED COST $23,711,260)...................................    26,759,767
------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 3.47%
------------------------------------------------------------------------------
State Street Bank & Trust Repurchase Agreement,
2.00% due 07/01/98
Collateral: U.S Treasury Bond $640,000, 12.00% due
08/15/13 Value $974,541...........................    $950,000         950,000
                                                                   -----------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $950,000)......................................       950,000
------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $24,661,260)...................................   $27,709,767
OTHER ASSETS LESS LIABILITIES -- (1.28)%........................      (351,025)
                                                                   -----------
NET ASSETS -- 100%..............................................   $27,358,742
------------------------------------------------------------------------------

(a) Non-income producing security.

See notes to financial statements.

26                    THE ENTERPRISE GROUP OF FUNDS, INC.

THE ENTERPRISE SMALL COMPANY VALUE FUND

GABELLI ASSET MANAGEMENT COMPANY
Rye, New York

INVESTMENT MANAGEMENT

Gabelli Asset Management Company (formerly GAMCO Investors, Inc.), which manages more than $7.3 billion for institutional clients and whose normal investment minimum is $500,000, became manager of the fund on July 1, 1996.

INVESTMENT OBJECTIVE

The objective of the Enterprise Small Company Value Fund is to seek maximum capital appreciation, primarily through investment in the equity securities of companies that have a market capitalization of no more than $1 billion.

INVESTMENT PHILOSOPHY

Gabelli Asset Management Company's focus is on free cash flow, which it believes to be the best barometer of a business' value. Rising free cash flow often foreshadows net earnings improvement. Gabelli also looks at long-term earnings trends, and analyzes on and off balance sheet assets and liabilities. Gabelli wants to know everything and anything that will add or detract from its private market value estimates. Finally Gabelli looks for a catalyst -- something happening in the company's industry or indigenous to the company itself that will reveal value.

FIRST HALF 1998 PERFORMANCE REVIEW

Early in the period, Whitman spun-off Hussman, its commercial refrigeration business, and Midas Muffler to shareholders. The three pieces are now trading well above Whitman's price prior to the spin-offs. The fund owns many more companies whose parts are, in Gabelli's view, worth considerably more than the current market value as a whole. Gabelli believes corporate management may continue to feel some pressure from investors to restructure their companies in ways that make strategic and financial sense.

In addition, there are several industry groups that, despite strong performance over the last year or so, still look quite reasonable. The broadcasting, publishing, cable television, cable network, and cellular telephone industries have largely favorable prospects and, because these are primarily domestic businesses, they are not vulnerable to potential weaknesses in Asia and Latin American economies. Early in the year, several of the best performers in the fund were in these industries. Price Communications enjoyed a strong surge as its board approved a 500,000 share buyback, the company declared a five-for-four stock split, and Wall Street analysts began to recommend the company. Paxson Communications, United Video Satellite, Comsat, Cablevision, Century Communications, and Associated Group rose substantially during the first six months of the year.

The fund's media and telecommunications holdings posted strong returns during the period. These industry groups are all benefiting from very powerful and, in Gabelli's opinion, sustainable trends. The announcement on June 24 that AT&T would acquire Telecommunications Inc., the nation's largest cable operator, was an historic catalyst that

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     27
helped focus investor attention on the fund's cable holding. Major beneficiaries were Rogers Communications and Cablevision Systems. Other communications stocks, such as Price Communications, Century Communications, and Centennial Cellular, rose sharply.

Industrial stocks did not fare as well in the first half of 1998, partly due to Asian economic turmoil. Borg Warner Automotive declined, and Flowserve, Coltec Industries, and Navistar International also had weak performance. Gabelli believes these companies still have strong franchises and very attractive long-term business prospects.

FUTURE INVESTMENT STRATEGY

While investors worry about a substantial correction or even bear market for the Dow and S&P 500, small-cap stocks are already experiencing one. Although year-to-date the Russell 2000 is up 4.91 percent, approximately 60 percent of all NASDAQ-listed stocks are off 20 percent or more from their 52-week highs. While the fund saw some negatives due to Asian woes, small companies operating primarily in the domestic market seem far less vulnerable to Asian economic problems than the large multinationals. This has not prevented investors from abandoning small-cap stocks to chase large-cap stock returns. Gabelli is a patient investor that counts on the market's mood swings to allow it to buy quality companies at discount prices. The gap in valuation between large and small stocks allows Gabelli to take advantage of that discrepancy.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

28                    THE ENTERPRISE GROUP OF FUNDS, INC.

SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                      NUMBER
                                                    OF SHARES
                                                   OR PRINCIPAL
COMMON STOCKS -- 86.51%                               AMOUNT         VALUE
------------------------------------------------------------------------------

ADVERTISING -- 1.54%
------------------------------------------------------------------------------
The Ackerley Group Inc...........................       100,000   $  2,100,000

AEROSPACE -- 6.72%
------------------------------------------------------------------------------
AAR Corporation..................................        15,000        443,438
Aeroquip Vickers Inc.............................        27,000      1,576,125
Ametek, Inc......................................        18,000        527,625
Coltec Industries Inc. (a).......................        20,000        397,500
Curtiss Wright Corporation.......................        23,000        901,312
Gencorp Inc......................................        30,000        757,500
Moog Inc. (Class A) (a)..........................         6,000        229,125
Sequa Corporation (Class A) (a)..................        17,000      1,134,750
Sequa Corporation (Class B) (a)..................         8,000        628,000
SPS Technologies Inc. (a)........................        44,000      2,574,000
                                                                  ------------
                                                                     9,169,375

APPAREL & TEXTILES -- 0.09%
------------------------------------------------------------------------------
Carlyle Inds Inc. (a)............................       100,000        125,000

AUTOMOTIVE -- 5.56%
------------------------------------------------------------------------------
Borg Warner Automotive Inc.......................         5,500        264,344
Clarcor Inc......................................        49,500      1,039,500
Lund International
Holdings Inc. (a)................................        20,000        227,500
Modine Manufacturing Company.....................        45,000      1,558,125
Navistar International
Corporation Inc. (a).............................        10,000        288,750
Scheib Earl Inc. (a).............................        85,000        648,125
Smith A. O. Corporation..........................         7,000        361,813
Standard Motor Products Inc......................        60,000      1,335,000
Superior Industries
International Inc................................        20,000        563,750
Tyler Corporation (a)............................        20,000        206,250
Wynns International Inc..........................        57,026      1,097,750
                                                                  ------------
                                                                     7,590,907
BROADCASTING -- 9.56%
------------------------------------------------------------------------------
BET Holdings Inc. (Class A) (a)..................        41,000      2,580,437
Chris-Craft Industries Inc. (a)..................        20,950      1,145,703
Gray Communications Systems Inc..................        17,500        566,563
Gray Communications Systems Inc. (Class B).......        22,000        679,250
GST Telecommunications Inc. (a)..................        75,000      1,082,813
Paxar Corporation (a)............................        75,000        862,500
Paxson Communications Corporation (a)............       100,000      1,212,500

                                                      NUMBER
                                                    OF SHARES
                                                   OR PRINCIPAL
                                                      AMOUNT         VALUE
------------------------------------------------------------------------------
Rogers Communications Inc. (Class B) (a).........       140,000   $  1,260,000
United Television Inc............................        10,000      1,145,000
USA Networks Inc. (a)............................       100,000      2,512,500
                                                                  ------------
                                                                    13,047,266

BUILDING & CONSTRUCTION -- 0.26%
------------------------------------------------------------------------------
Core Materials Corporation.......................        75,000        356,250

BUSINESS SERVICES -- 0.65%
------------------------------------------------------------------------------
Donnelley Enterprise Solution....................        22,800        478,800
Nashua Corporation (a)...........................        26,500        414,063
                                                                  ------------
                                                                       892,863

CABLE -- 5.35%
------------------------------------------------------------------------------
Cablevision Systems Corporation (Class A) (a)....        68,000      5,678,000
Century Communications Corporation (Class A)
(a)..............................................        30,000        562,500
Mercom Inc. (a)..................................        39,000        429,000
TCI Satellite Entertainment Inc. (Class A) (a)...        43,000        252,625
United Video Satellite Group (Class A) (a).......         9,500        376,437
                                                                  ------------
                                                                     7,298,562

CAPITAL GOODS & SERVICES -- 0.75%
------------------------------------------------------------------------------
Hussmann International Inc.......................        55,000      1,020,938

CHEMICALS -- 2.11%
------------------------------------------------------------------------------
Church & Dwight Company Inc......................        14,000        453,250
Lawter International Inc.........................       100,000      1,087,500
Sybron Chemicals Inc. (a)........................        42,000      1,344,000
                                                                  ------------
                                                                     2,884,750

COMMUNICATIONS -- 0.50%
------------------------------------------------------------------------------
Aliant Communications Inc........................        25,000        685,938

COMPUTER HARDWARE -- 0.08%
------------------------------------------------------------------------------
Cerion Technologies Inc. (a).....................       100,000        103,125

CONSUMER DURABLES -- 0.11%
------------------------------------------------------------------------------
Noel Group (a)...................................        15,000         37,500
Oneida Ltd.......................................         3,500        107,188
                                                                  ------------
                                                                       144,688

CONSUMER PRODUCTS -- 0.64%
------------------------------------------------------------------------------

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     29

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                      NUMBER
                                                    OF SHARES
                                                   OR PRINCIPAL
                                                      AMOUNT         VALUE
------------------------------------------------------------------------------
American Safety Razor Company (a)................        25,000   $    365,625
ARC International Corporation (a)................        26,000        107,250
Milestone Scientific.............................        12,000         65,250
Weider Nutrition International Inc...............        20,000        340,000
                                                                  ------------
                                                                       878,125

CONSUMER SERVICES -- 1.35%
------------------------------------------------------------------------------
Berlitz International Inc. (a)...................        16,000        432,000
ITT Educational Services Inc. (a)................        30,000        967,500
Mikasa Inc.......................................        28,000        357,000
N2K Inc. (a).....................................         4,000         78,500
                                                                  ------------
                                                                     1,835,000

ELECTRICAL EQUIPMENT -- 1.36%
------------------------------------------------------------------------------
Ampco Pittsburgh Corporation.....................        50,000        768,750
Oak Technology Inc. (a)..........................        25,000        114,063
Thomas Industries Inc............................        40,000        977,500
                                                                  ------------
                                                                     1,860,313

ELECTRONICS -- 0.26%
------------------------------------------------------------------------------
CTS Corporation..................................        12,000        354,000
ENTERTAINMENT & LEISURE -- 5.11%
------------------------------------------------------------------------------
Ascent Entertainment Group Inc. (a)..............        45,000        500,625
Bull Run Corporation (a).........................       100,000        487,500
Florida Panthers Holdings Inc. (a)...............        30,000        590,625
Gaylord Entertainment Company....................        60,000      1,935,000
GC Companies Inc. (a)............................        55,000      2,853,125
Jackpot Enterprises Inc. (a).....................        40,000        502,500
Spelling Entertainment Group Inc.................        10,500         98,437
                                                                  ------------
                                                                     6,967,812

FINANCE -- 0.86%
------------------------------------------------------------------------------
Advest Group Inc.................................         4,000        115,500
Pioneer Group Inc................................        40,000      1,052,500
                                                                  ------------
                                                                     1,168,000

FOOD & BEVERAGES & TOBACCO -- 7.39%
------------------------------------------------------------------------------
Brunos Inc. (a)..................................        35,000         36,641
Celestial Seasonings Inc. (a)....................        34,000      1,683,000
Chock Full o' Nuts Corporation (a)...............        35,000        238,437
Eskimo Pie Corporation...........................        38,000        479,750
General Cigar Holdings Inc. (Class A) (a)........       100,000   $    987,500
                                                      NUMBER
                                                    OF SHARES
                                                   OR PRINCIPAL
                                                      AMOUNT         VALUE
------------------------------------------------------------------------------
General Cigar Holdings Inc. (Class B) (a)........         8,000         79,000
Giant Foods Inc. (Class A).......................        70,000      3,014,375
Ingles Markets Inc. (Class A)....................        50,000        725,000
Pepsi Cola Puerto Rico Bottling Company (a)......        90,000        675,000
Ralcorp Holdings Inc. (a)........................        21,000        396,375
Vermont Pure Holdings Ltd........................         5,000         21,875
Vlasic Foods International Inc...................         7,000        140,875
Whitman Corporation..............................        70,000      1,605,625
                                                                  ------------
                                                                    10,083,453

GAMING -- 0.12%
------------------------------------------------------------------------------
Grand Casinos Inc. (a)...........................        10,000        167,500

HEALTH CARE -- 0.03%
------------------------------------------------------------------------------
4Health Inc. (a).................................         6,000         42,375

HOTELS & RESTAURANTS -- 1.23%
------------------------------------------------------------------------------
Aztar Corporation (a)............................       125,000        851,563
Extended Stay America Inc. (a)...................        25,000        281,250
Trump Hotels & Casino
Resorts Inc. (a).................................        78,000        550,875
                                                                  ------------
                                                                     1,683,688

INSURANCE -- 2.50%
------------------------------------------------------------------------------
Argonaut Group Inc...............................        41,000      1,296,625
Liberty Corporation..............................        42,000      2,113,125
                                                                  ------------
                                                                     3,409,750

MACHINERY -- 6.07%
------------------------------------------------------------------------------
Baldwin Technology Company Inc. (Class A) (a)....       100,000        587,500
Banner Aerospace Inc. (a)........................        50,000        643,750
Commercial Intertech Corporation.................        15,000        271,875
Daniel Industries Inc............................        28,000        532,000
Fairchild Corporation (Class A) (a)..............        50,000      1,009,375
Flowserve Corporation............................        60,000      1,477,500
Hach Company.....................................        10,000        124,063
Hach Company (Class A)...........................        14,000        152,250
Idex Corporation.................................        30,000      1,035,000
Katy Industries Inc..............................        45,000        821,250
Kollmorgen Corporation...........................        35,000        702,187
Nortek Inc. (a)..................................        20,000        615,000
Standex International Corporation................         6,000        177,750
Tennant Company..................................         3,000   $    132,750
                                                                  ------------
                                                                     8,282,250

30                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                      NUMBER
                                                    OF SHARES
                                                   OR PRINCIPAL
                                                      AMOUNT         VALUE
------------------------------------------------------------------------------
MANUFACTURING -- 2.97%
------------------------------------------------------------------------------
Barnes Group Inc.................................        25,000        676,562
Bway Corporation (a).............................         3,000         64,500
Fedders Corporation (Class A)....................        65,000        414,375
Graco Inc........................................        20,000        697,500
Industrial Distribution Group Inc. (a)...........        25,000        387,500
Oil Dri Corporation of America...................        25,000        360,938
Park Ohio Holdings
Corporation (a)..................................        51,000        943,500
Rawlings Sporting Goods Company, Inc. (a)........        10,000        133,750
Strattec Security Corporation (a)................        12,500        376,562
                                                                  ------------
                                                                     4,055,187

METALS & MINING -- 0.11%
------------------------------------------------------------------------------
TVX Gold Inc. (a)................................        50,000        153,125

MISC. FINANCIAL SERVICES -- 0.79%
------------------------------------------------------------------------------
Data Broadcasting Corporation (a)................        80,000        510,000
Midland Company..................................        25,000        571,875
                                                                  ------------
                                                                     1,081,875

PAPER PRODUCTS -- 0.41%
------------------------------------------------------------------------------
Greif Brothers Corporation (Class A).............        15,000        560,625
PHARMACEUTICALS -- 2.92%
------------------------------------------------------------------------------
Agribrands International Inc. (a)................         5,500        166,375
Carter Wallace Inc...............................       105,000      1,896,562
Ivax Corporation (a).............................       120,000      1,110,000
Natures Sunshine Products Inc....................         4,000         90,250
Twinlab Corporation (a)..........................        16,500        720,844
                                                                  ------------
                                                                     3,984,031

PRINTING & PUBLISHING -- 4.02%
------------------------------------------------------------------------------
Belo A. H. Corporation (Class A).................        24,000        585,000
Lee Enterprises Inc..............................        42,000      1,286,250
Media General Inc. (Class A).....................        40,000      1,950,000
Meredith Corporation.............................         5,000        234,687
Nelson Thomas Inc................................        47,000        628,625
Price Communications Corporation (a).............        23,438        358,887
Pulitzer Publishing Company......................         5,000   $    446,250
                                                                  ------------
                                                                     5,489,699
PUBLISHING -- 1.10%
------------------------------------------------------------------------------
                                                      NUMBER
                                                    OF SHARES
                                                   OR PRINCIPAL
                                                      AMOUNT         VALUE
------------------------------------------------------------------------------
McClatchy Company (Class A)......................        38,000      1,315,750
Topps Company Inc. (a)...........................        60,000        185,625
                                                                  ------------
                                                                     1,501,375

REAL ESTATE -- 1.81%
------------------------------------------------------------------------------
Catellus Development Corporation (a).............       105,000      1,857,188
Griffin Land & Nurseries Inc. (a)................        35,000        612,500
                                                                  ------------
                                                                     2,469,688

RETAIL -- 2.62%
------------------------------------------------------------------------------
Coldwater Creek Inc. (a).........................        30,000        825,000
Lillian Vernon Corporation.......................        60,000        997,500
Neiman Marcus Group Inc. (a).....................        33,000      1,433,437
Ragan Brad Inc. (a)..............................         7,900        302,175
Valuevision International Inc....................         5,000         20,000
                                                                  ------------
                                                                     3,578,112

SECURITY & INVESTIGATION SERVICES -- 2.24%
------------------------------------------------------------------------------
Borg Warner Security Corporation (a).............        10,000        226,250
Pittway Corporation (Class A)....................         9,000        664,875
Rollins Inc......................................       100,000      2,050,000
Wackenhut Corporation (Class A)..................         5,000        113,125
                                                                  ------------
                                                                     3,054,250

TELECOMMUNICATIONS -- 4.00%
------------------------------------------------------------------------------
Aerial Communications Inc. (a)...................        55,000        343,750
Associated Group Inc. (Class A) (a)..............        13,500        553,500
Atlantic Tele-Network Inc. (a)...................        12,000        147,000
Centennial Cellular Corporation (Class A) (a)....        20,000        746,250
Communications Systems Inc.......................        22,000        352,000
Comsat Corporation...............................        45,000      1,274,062
Emerging Communications Inc. (a).................        28,000        239,750
Rogers Cantel Mobile Communications Inc. (Class
B) (a)...........................................        40,000        500,000
Telephone & Data Systems Inc.....................        33,000      1,299,375
                                                                  ------------
                                                                     5,455,687

TRANSPORTATION -- 2.20%
------------------------------------------------------------------------------
GATX Corporation.................................        44,000   $  1,930,500
Hudson General Corporation.......................        16,000        810,000
Transpro Inc.....................................        35,000        260,312
                                                                  ------------
                                                                     3,000,812

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     31

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                      NUMBER
                                                    OF SHARES
                                                   OR PRINCIPAL
                                                      AMOUNT         VALUE
------------------------------------------------------------------------------
UTILITIES -- 0.76%
------------------------------------------------------------------------------
Citizens Utilities Company (Class B) (a).........        80,675        776,497
Eastern Enterprises..............................         6,000        257,250
                                                                  ------------
                                                                     1,033,747

WASTE MANAGEMENT -- 0.27%
------------------------------------------------------------------------------
Envirosource Inc. (a)............................        20,714        362,486

WIRELESS COMMUNICATIONS -- 0.09%
------------------------------------------------------------------------------
Teligent Inc. (Class A) (a)......................         4,000        117,750
TOTAL COMMON STOCKS
(IDENTIFIED COST $101,374,476).................................    118,050,377
------------------------------------------------------------------------------

U.S. TREASURY BILLS -- 13.46%
------------------------------------------------------------------------------
U.S. Treasury Bill
4.68% due 07/23/98...............................    $2,524,000      2,516,781
U.S. Treasury Bill
4.80% due 08/20/98...............................     1,266,000      1,257,560
U.S. Treasury Bill
4.87% due 08/20/98...............................     9,081,000      9,019,577
U.S. Treasury Bill
4.89% due 08/06/98...............................     2,013,000      2,003,157
U.S. Treasury Bill
4.90% due 08/06/98...............................    $  100,000   $     99,510
U.S. Treasury Bill
                                                      NUMBER
                                                    OF SHARES
                                                   OR PRINCIPAL
                                                      AMOUNT         VALUE
------------------------------------------------------------------------------
4.90% due 08/20/98...............................     1,010,000      1,003,126
U.S. Treasury Bill
4.92% due 08/27/98...............................     1,014,000      1,006,101
U.S. Treasury Bill
4.93% due 09/17/98...............................     1,473,000      1,457,266
                                                                  ------------
TOTAL U.S. TREASURY BILLS
(IDENTIFIED COST $18,363,078)..................................     18,363,078
------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 1.88%
------------------------------------------------------------------------------
State Street Bank & Trust Repurchase Agreement,
4.00% due 07/01/98
Collateral: U.S. Treasury Bond $1,635,000 12.50%
due 08/15/14, Value $2,613,789                        2,560,000      2,560,000
                                                                  ------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $2,560,000)...................................      2,560,000
------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $122,297,555).................................   $138,973,455
OTHER ASSETS LESS LIABILITIES -- (1.85)%.......................     (2,520,264)
                                                                  ------------
NET ASSETS -- 100%.............................................   $136,453,191
------------------------------------------------------------------------------

(a) Non-income producing security.

See notes to financial statements.

32                    THE ENTERPRISE GROUP OF FUNDS, INC.

THE ENTERPRISE INTERNATIONAL GROWTH FUND

BRINSON PARTNERS, INC.
Chicago, Illinois

INVESTMENT MANAGEMENT

Brinson Partners, Inc., is a global investment management firm with offices in Chicago, London and Tokyo, and became manager of the Enterprise International Growth Fund on October 1, 1994. Brinson Partners manages approximately $156 billion for institutional clients, and its normal investment minimum is $25 million.

INVESTMENT OBJECTIVE

The objective of the Enterprise International Growth Fund is to seek capital appreciation, primarily through a diversified fund of non-U.S. equity securities.

INVESTMENT PHILOSOPHY

Brinson Partners believes that discrepancies exist between prices and fundamental values, both across and within the international equity markets. It takes advantage of these discrepancies by using a disciplined approach to measure fundamental value from the perspective of the long-term investor. This international equity strategy reflects the manager's decisions about the relative attractiveness of the asset class, the individual equity markets, currencies, the industries across and within those markets, other common risk factors within those markets, and individual international companies.

FIRST HALF 1998 PERFORMANCE REVIEW

During the first six months of 1998, market allocation detracted from fund value, given the strategic cash in the fund, as well as an overweight of New Zealand and Singapore, and an underweight of Spain.

Domestic economies in Asia remained weighed down by the burden of currency, property, and banking crises. In addition to ongoing concerns about Japan's weakened economy and the continuing weakness of the yen, there were fresh fears regarding the economic health of other Asian economies. Although European markets initially reacted poorly to this flow of unwelcome news, most core European markets rebounded strongly on a round of merger announcements in a variety of sectors, including the financials, apparel, food, retail, paper, auto parts, and media. Further positive announcements about corporate earnings, as well as the advent of the European Monetary Union and an improving economic scenario, boosted many European markets.

Within Europe, Brinson added to select cyclical and consumer stocks, on the back of a European recovery that has already produced signs of a healthy pickup in both consumption and industrial production. And while cognizant of the dampening impact of the Asian slowdown on demand, Brinson believes that many shares already discount much of the bad news regarding negative expectations for Asia.

FUTURE INVESTMENT STRATEGY

The most important underweight in the fund still consists of a five percent underweight in Japan. Brinson continues to see evidence that this market has poor relative value. The return on equity for the overall Japanese market is only 4.2 percent, inadequate compensation for the risk investors are asked to bear. Changes are urgently needed in the

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     33
regulatory environment within the Japanese economy. Although stronger reform measures are desirable in the long term for Japan, in the short to medium term, such reform may lead to negative consequences, namely higher unemployment and lower asset prices. Among the other non-U.S. markets, Brinson emphasizes Australia, New Zealand, the U.K. and, within Europe, Belgium and Finland. Brinson is neutrally positioned in Germany, France and the Netherlands, with no investments in Austria, Portugal or Spain. The Asia ex-Japan region is underweighted.

Currency strategies within the fund remain unchanged. The Japanese yen represents a four percent underweight. The Hong Kong dollar and the British pound sterling are underweighted while the core European currencies (the German deutschmark, French franc, Dutch guilder, Spanish peseta, Danish krone, Swedish krona and Swiss franc) remain at a neutral weight.

As with all international growth funds, the Enterprise International Growth Fund carries additional risks associated with possibly less stable foreign securities and currencies, lack of uniform accounting standards and political instability.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

34                    THE ENTERPRISE GROUP OF FUNDS, INC.

INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
COMMON STOCKS & WARRANTS -- 91.39%                     AMOUNT           VALUE
---------------------------------------------------------------------------------

AUSTRALIA -- 4.44%
---------------------------------------------------------------------------------
Amcor Ltd.........................................         16,200   $      71,097
Boral Ltd.........................................         47,800          89,906
Brambles Industries Ltd...........................          7,900         155,405
Broken Hill Proprietary...........................         45,800         388,074
Coca Cola Amatil..................................          9,300          60,328
CRA Ltd...........................................         10,200         121,568
CSR Ltd...........................................         29,300          84,756
David Jones Ltd...................................         90,500         103,929
Lend Lease Corporation............................          6,965         141,163
Mayne Nickless Ltd................................         23,100         122,601
National Australia Bank...........................         31,800         420,459
News Corporation..................................         56,719         464,045
Orica Ltd.........................................          9,600          56,910
Pacific Dunlop Ltd................................         49,200          79,712
Qantas Airways Ltd................................         49,050          73,988
Santos Ltd........................................         21,000          65,179
Telstra Corporation...............................         89,100         228,978
Westpac Bank Corporation..........................         52,500         321,005
WMC Ltd...........................................         36,600         110,416
Woolworths Ltd....................................         18,300          59,639
                                                                    -------------
                                                                        3,219,158

BELGIUM -- 4.15%
---------------------------------------------------------------------------------
Bruxelles Lambert Groupe..........................            960         193,859
Delhaize Le Lion..................................          3,350         234,203
Electrabel........................................          1,830         519,132
Fortis AG.........................................          2,542         649,341
Fortis AG (Rts) (a)...............................            112               6
Generale De Banque (Wts) (a)......................            300             105
KBC Banc Assurance................................          4,400         393,977
KBC Banc Assurance (VVRP).........................             90           6,098
Petrofina SA......................................            935         384,031
Solvay............................................          2,730         216,550
Tractebel CAP.....................................          2,130         312,140
Union Miniere (a).................................          1,624         100,436
                                                                    -------------
                                                                        3,009,878

CANADA -- 2.64%
---------------------------------------------------------------------------------
Agrium Inc........................................          4,800          60,018
Alcan Aluminum Ltd................................          3,000          82,566
Bank Montreal.....................................          2,800         154,123
Barrick Gold Corporation..........................          1,700          32,347
Canadian National Railway Company.................          2,400         127,539
Canadian Pacific Ltd..............................          7,400         208,189

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Extendicare Inc...................................          6,100   $      48,707
Hudsons Bay Company...............................          3,300          76,582
Imasco Ltd........................................          4,000          73,800
Imperial Oil Ltd..................................          8,100         141,463
Magna International Inc...........................          1,100          75,200
Moore Corporation Ltd.............................          3,900          52,078
Newbridge Networks Corporation (a)................          1,100          26,275
Noranda Inc.......................................          2,900          50,056
Nova Corporation Alberta..........................         10,200         116,795
Potash Corp. Saskatchewan Inc.....................          1,100          82,974
Royal Bank Canada.................................          3,300         198,464
Seagram Ltd.......................................          1,500          61,109
Shaw Communications Inc...........................          5,600         108,838
Transcanada Pipelines Ltd.........................          3,800          84,183
Westcoast Energy Inc..............................          2,400          53,413
                                                                    -------------
                                                                        1,914,719

DENMARK -- 0.45%
---------------------------------------------------------------------------------
Den Danske Bank...................................          1,300         156,125
Tele Damark A/S...................................          1,800         172,938
                                                                    -------------
                                                                          329,063

FINLAND -- 2.48%
---------------------------------------------------------------------------------
Cuhor Oyj.........................................          1,200          19,485
Merita Ltd. (Class A).............................         30,300         200,119
Metsa-Serla Oyj (Class B).........................          5,200          50,282
Nokia Oyj (Class A)...............................         14,500       1,067,451
Outokumpu Oyj.....................................          5,800          74,073
Sampo Insurance Company (Class A).................          2,200         104,360
UPM-Kymmene Oyj...................................          7,900         217,641
Valmet Corporation................................          3,700          63,860
                                                                    -------------
                                                                        1,797,271

FRANCE -- 8.11%
---------------------------------------------------------------------------------
Air Liquide.......................................            697         115,289
Alcatel Alsthom...................................          1,302         265,108
AXA-UAP...........................................          2,760         310,435
AXA-UAP CVG (Wts)(a)..............................          1,860             634
Banque National de Paris..........................          2,980         243,499
Carrefour.........................................            300         189,804
Cie De St Gobain..................................          1,533         284,250
CSF Thomson.......................................          4,100         155,979
Dexla France......................................          1,412         190,113
Elf Aquitaine.....................................          2,236         314,372
Eridania Beghin Say...............................            600         132,491

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     35

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
France Telecom....................................          5,800   $     400,053
Generale Des Eaux (Wts) (a).......................          1,905           3,750
Groupe Danone.....................................            800         220,587
Lafarge Coppee SA.................................          1,200         124,055
Lagardere.........................................          4,230         176,107
Michelin..........................................          3,057         176,471
Paribas...........................................          1,866         199,696
Pechiney..........................................          2,830         113,983
Peugeot SA........................................          1,260         270,936
Pinault Printemps Redo............................            190         159,022
Rhone-Poulenc SA..................................          4,996         281,793
Seita.............................................          4,900         222,075
Soc Generale......................................          1,345         279,648
Suez Lyonnaise Des Eaux...........................          2,063         339,528
Total Company.....................................          1,735         225,567
Usinor............................................          4,100          63,341
Vivendi...........................................          1,955         417,471
                                                                    -------------
                                                                        5,876,057

GERMANY -- 9.17%
---------------------------------------------------------------------------------
Allianz AG........................................          2,055         685,399
Allianz AG New....................................             63          20,838
Basf AG...........................................          3,150         149,775
Bayer AG..........................................          7,500         388,422
Bayer Motoren Werke AG............................            205         207,450
Commerzbank AG....................................          1,650          62,854
Continental AG....................................          5,400         169,775
Daimler Benz AG...................................          2,850         280,504
Deutsche Bank AG..................................          5,150         435,770
Deutsche Telekom AG...............................         20,800         569,752
Dresdner Bank AG..................................          6,200         335,191
Hochtief AG.......................................          1,850          88,835
Hoechst AG........................................          2,500         125,801
Man AG............................................            390         152,242
Mannesmann AG.....................................          3,200         329,147
Metro AG..........................................          4,378         264,605
Muenchener Rueckvers AG...........................          1,040         516,699
Preuss AG.........................................            560         200,593
RWE AG............................................          3,850         227,996
Schering AG.......................................          1,950         229,768
Siemens AG........................................          6,150         375,626
Thyssen AG........................................            750         190,884
Veba AG...........................................          4,380         294,720
Volkswagen AG.....................................            350         338,268
                                                                    -------------
                                                                        6,640,914

HONG KONG -- 0.59%
---------------------------------------------------------------------------------
                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Cheung Kong (Holdings)............................         16,000   $      78,678
Citic Pacific Ltd.................................          7,000          12,378
CLP Holdings......................................          9,500          43,282
Hang Seng Bank....................................          7,000          39,572
Hong Kong & China Gas.............................         41,800          47,476
Hong Kong & China Gas (Wts).......................          1,900             130
Hong Kong Telecommunications......................         19,000          35,680
Hutchison Whampoa.................................         19,000         100,297
Johnson Elec Holdings.............................          7,000          25,929
South China Morning Post..........................         16,000           7,692
Sun Hung Kai Properties...........................          8,000          33,970
                                                                    -------------
                                                                          425,084

IRELAND -- 0.32%
---------------------------------------------------------------------------------
Smurfit (Jefferson) Group.........................         77,000         230,135

ITALY -- 3.31%
---------------------------------------------------------------------------------
Assic Generali....................................          8,858         288,162
Credito Italiano..................................         37,000         193,772
Danieli Di Risp...................................         15,000          69,650
ENI (ADR).........................................          3,400         221,000
ENI ORD...........................................         53,000         347,517
IMI...............................................         10,000         157,591
Istituto Bancario San Paolo di Torino.............         11,000         158,801
Montedison SPA....................................        130,820         162,352
Parmalat Finanz...................................         46,000          93,851
Rinascente (LA)...................................         11,600         115,559
Telecom Italia Mobile Di Risp.....................         25,000          84,424
Telecom Italia SPA................................         31,666         233,206
Telecom Italia SPA-RNC............................             15              73
TIM...............................................         44,000         269,188
                                                                    -------------
                                                                        2,395,146

JAPAN -- 15.59%
---------------------------------------------------------------------------------
Amada Company.....................................         24,000         117,162
Bank of Tokyo/ Mitsubishi.........................         22,000         233,731
Canon Inc.........................................         20,000         455,630
Canon Sales Company Inc...........................          8,000         109,120
Citizen Watch Company.............................         23,000         190,461
Dai Nippon Printing Company Ltd...................         22,000         352,426
Daiichi Pharmaceutical............................         20,000         264,699
Daikin Kogyo......................................         25,000         161,640
Daiwa House Industries Company....................         12,000         106,314
Denso Corporation.................................         18,000         299,414
Fanuc Company.....................................          9,300         322,847
Fuji Photo Film Company...........................          4,000   $     139,727

36                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Fujitsu...........................................         15,000         158,386
Hitachi...........................................         48,000         314,168
Honda Motor Company...............................         10,000         357,272
Hoya Corporation..................................          5,000         142,113
INAX Corporation..................................         18,000          62,096
Ito Yokado Company................................          9,000         425,038
Kaneka Corporation................................         25,000         131,988
Keio Teito Electric Rail..........................         28,000         102,264
Kintetsu..........................................         28,000         131,627
Kirin Brewery Company.............................         27,000         255,804
Kokuyo Company....................................          8,000         135,966
Kuraray Company Ltd...............................         29,000         247,277
Kyocera Corporation...............................          3,000         147,103
Marui Company.....................................         13,000         194,619
Matsushita Electric Ind...........................         26,000         419,325
NGK Insulators....................................         39,000         339,879
Nintendo..........................................          2,400         223,042
Nippon Meat Packer................................         16,000         196,601
Nippon Steel Corporation..........................         19,000          33,529
Okumura...........................................         25,000          88,052
Omron Corporation.................................          7,000         107,326
Osaka Gas Corporation.............................         46,000         118,435
Sankyo Pharmaceutical Company.....................         18,000         411,369
Secom Company.....................................          6,000         347,581
Sega Enterprises..................................          3,000          51,964
Seino Transport...................................         16,000          89,101
Sekisui House.....................................         22,000         171,042
Shin Etsu Chemical Company........................          4,000          69,429
Sony Corporation..................................          5,400         466,696
Sumitomo Chemical Industries......................         28,000          86,671
Sumitomo Electric Industries......................         20,000         202,936
Takeda Chemical Industries........................         15,000         400,304
TDK Corporation...................................          4,000         296,521
Tokio Marine & Fire...............................         22,000         226,889
Tokyo Electric Power..............................          6,300         123,931
Tonen Corporation.................................         18,000          93,599
Toray Industries Inc..............................         60,000         312,432
Toshiba Corporation...............................         57,000         233,738
Toyo Suisan Kaisha................................         13,000          79,540
Toyota Motor Corporation..........................         16,000         415,419
Yamato Transport..................................          2,000          22,492
Yamazaki Baking Company...........................         12,000         106,748
                                                                    -------------
                                                                       11,293,483

MALAYSIA -- 0.35%
---------------------------------------------------------------------------------
Berjaya Sports....................................         12,000          17,782
Kuala Lumpur Kepong...............................         18,500   $      29,866
                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Malayan Banking Berhad............................          7,000           7,050
Malaysia International Shipping...................          8,000          11,662
Nestle Malaysia Berhad............................          4,000          18,119
Petronas Gas Berhad...............................         11,000          20,408
Public Bank Berhad Foreign........................         12,199           3,674
Resorts World Berhad..............................         16,000          17,580
Rothmans of Pall Mall.............................          6,000          41,564
Sime Darby Berhad.................................          4,000           2,757
Tanjong PLC.......................................          7,000           9,698
Telekom Malaysia..................................         16,000          26,986
Tenaga Nasional...................................         17,000          20,481
UMW Holdings Berhad...............................          7,000           3,137
YTL Corporation Berhad............................         19,500          14,659
YTL Power International...........................         10,500           5,718
                                                                    -------------
                                                                          251,141

NETHERLANDS -- 4.47%
---------------------------------------------------------------------------------
ABN Amro Holdings NV..............................         11,324         265,169
Akzo Nobel NV.....................................            350          77,860
Elsevier NV.......................................         11,600         175,191
Heineken NV.......................................          5,000         196,532
Hoogovens & Staalf................................          1,283          55,542
ING Group NV......................................          6,529         427,826
KLM...............................................          1,725          70,095
Kon Kpn NV........................................          5,719         220,292
Philips Electronics...............................          3,500         294,429
Polygram..........................................          1,800          91,915
Royal Dutch Petroleum.............................         15,180         842,358
TNT Post Group NV.................................          5,719         146,298
Unilever NV CVA...................................          4,760         377,943
                                                                    -------------
                                                                        3,241,450

NEW ZEALAND -- 2.88%
---------------------------------------------------------------------------------
Brierley Investment NPV...........................        548,400         273,946
Carter Holt Harvey NPV............................        190,100         166,183
Fletcher Challenge Building.......................         62,800          78,427
Fletcher Challenge Energy.........................         69,300         165,877
Fletcher Challenge Forest Division NPV............        101,933          57,284
Fletcher Challenge Paper..........................        124,700         138,860
Lion Nathan Ltd...................................         62,000         138,080
Telecom Corporation of New Zealand Ltd............        246,600       1,018,848
Telecom Corporation of New Zealand Ltd (ADR)......          1,600   $      52,400
                                                                    -------------
                                                                        2,089,905

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     37

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
NORWAY -- 0.25%
---------------------------------------------------------------------------------
Norsk Hydro As....................................          3,500         154,120
Norske Skogsindust................................            800          24,737
                                                                    -------------
                                                                          178,857

SINGAPORE -- 1.12%
---------------------------------------------------------------------------------
City Developments.................................         14,000          39,217
Creative Technology Ltd...........................          2,000          24,332
DBS Lands.........................................         27,000          22,433
Elec & Eltek International........................          3,300          11,154
Foreign Reg Bank Singapore........................          7,200          39,953
Fraser & Neave....................................          4,000          10,777
Keppel Corporation................................         17,000          25,626
Keppel Lund.......................................         17,000          15,638
Overseas Chinese Bank.............................         17,200          58,694
Rothmans Inds.....................................          6,000          26,706
Singapore Airlines................................         20,000          93,769
Singapore Press Holdings Ltd......................         15,932         106,844
Singapore Technologies Engineering Ltd............         22,000          15,537
Singapore Telecommunications Ltd..................        137,000         195,134
United Overseas Bank..............................         39,000         121,513
Venture Manufacturing.............................          3,000           5,697
                                                                    -------------
                                                                          813,024

SWEDEN -- 3.07%
---------------------------------------------------------------------------------
ABB AB............................................         10,050         142,383
Astra AB..........................................         13,060         266,898
Electrolux AB.....................................          5,450          93,612
Ericsson Lm Tel...................................         16,200         473,245
Investor AB.......................................          4,200         245,123
Nordbanken Holding................................         32,830         240,792
Skandia Forsakring................................          9,500         135,782
Skanska AB........................................          3,000         134,654
Svenska Handelsbanken.............................          3,290         152,620
Swedish Match.....................................         38,480         127,849
Volvo AB..........................................          7,220         214,989
                                                                    -------------
                                                                        2,227,947

SWITZERLAND -- 6.29%
---------------------------------------------------------------------------------
ABB AG Series A...................................            144         213,009
Credit Suisse Group...............................          3,679         819,958
Holderbank Financiere Glarus AG...................            130         165,687
Julius Baer Holdings..............................             59   $     184,874
Nestle SA.........................................            290         621,634
Novartis AG.......................................            621       1,035,068
Roche Holdings AG.................................             73         718,045
                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Sairgroup.........................................            380         125,220
Saurer AG.........................................            131         134,088
Schweizerische Rueckversicherungs.................            171         433,175
Sulzer AG.........................................            136         107,503
                                                                    -------------
                                                                        4,558,261

UNITED KINGDOM -- 21.71%
---------------------------------------------------------------------------------
Abbey National....................................         15,000         266,735
Barclays PLC......................................         19,000         548,196
Bass..............................................          8,107         152,012
BAT Industries....................................         74,300         744,352
Billiton PLC......................................         86,000         174,467
BOC Group.........................................         10,000         136,331
Booker PLC........................................         38,600         159,193
British Petroleum.................................         57,340         836,773
British Sky Broadcasting..........................         26,000         186,890
British Steel.....................................        166,000         365,172
British Telecom...................................         59,000         728,991
BTR PLC...........................................         23,562          66,881
Cable & Wireless..................................         15,000         182,331
Cadbury Schweppes.................................         22,000         340,702
Charter...........................................         28,259         295,372
Coats Viyella PLC.................................        155,800         191,202
Diageo PLC........................................         27,907         330,834
FKI PLC...........................................         83,750         244,016
General Electric Company..........................         51,600         444,998
Glaxo Wellcome....................................         34,200       1,027,296
Greenalls Group...................................         28,000         242,641
Hanson PLC........................................         32,437         197,278
Hillsdown Holdings................................         77,000         209,564
House of Fraser PLC...............................         79,500         230,970
HSBC Holdings.....................................         19,000         482,527
Inchcape..........................................         41,000         129,385
Legal & General Group.............................          9,500         101,438
Lloyds TSB Group PLC..............................         53,732         752,271
Marks & Spencer...................................         73,000         664,900
Mirror Group......................................         73,800         278,486
National Westminster Bank.........................         12,000         214,590
Peninsular and Oriental Steam.....................         26,500         381,852
Prudential Corporation............................         10,000         131,823
Reckitt & Colman..................................          7,650         146,125
Reed International................................         34,000         307,692
Reuters Group.....................................          8,600          98,362
Rio Tinto Corporation.............................         20,100   $     226,537
RJB Mining........................................         42,000          85,555
Royal Sun Alliance Insurance......................         20,538         212,441
Scottish Hydro....................................         22,500         199,863

38                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Sears.............................................         91,200          82,108
Sedgwick Group....................................         60,400         131,105
Smithkline Beecham................................         56,400         688,861
Tate & Lyle PLC...................................         38,000         301,539
TESCO.............................................         29,800         291,079
Thames Water......................................         20,300         369,793
Unilever..........................................         42,100         448,478
United News & Media PLC...........................         15,000         209,881
Vodafone Group....................................         23,593         299,586
Williams Holdings.................................         25,000         160,709
Willis Corroon Group..............................         11,000          27,917
                                                                    -------------
                                                                       15,728,100
TOTAL COMMON STOCKS & WARRANTS
(IDENTIFIED COST $57,709,268)....................................      66,219,593
---------------------------------------------------------------------------------

PREFERRED STOCK -- 0.41%
---------------------------------------------------------------------------------
AUSTRALIA -- 0.19%
---------------------------------------------------------------------------------
News Corporation..................................         19,916         141,431

ITALY -- 0.22%
---------------------------------------------------------------------------------
Fiat SPA..........................................         63,100         157,151
                                                                    -------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $192,865).......................................         298,582
---------------------------------------------------------------------------------
                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------

COMMERCIAL PAPER -- 7.27%
---------------------------------------------------------------------------------
Corporate Asset Fund 5.54%,
due 07/07/98                                        $   1,000,000   $     999,077
Heinz H J Company 5.55%,
due 08/11/98......................................        460,000         457,092
Shell Finance Yrs 1&2 5.60%,
due 07/23/98......................................      2,000,000       1,993,155
US West Communications Group Inc. 6.10%, due
07/01/98..........................................      1,818,000       1,818,000
                                                                    -------------
                                                                        5,267,324
                                                                    -------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $5,267,324).....................................       5,267,324
---------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $63,169,457)....................................   $  71,785,499
OTHER ASSETS LESS LIABILITIES -- 0.93%...........................         676,270
                                                                    -------------
NET ASSETS -- 100%...............................................   $  72,461,769
---------------------------------------------------------------------------------

(a) Non-income producing security.
(Rts) Rights.
(Wts) Warrants.
ADR American Depository Receipt.

See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     39

THE ENTERPRISE GOVERNMENT SECURITIES FUND

TCW FUNDS MANAGEMENT, INC.
Los Angeles, California

INVESTMENT MANAGEMENT

TCW Funds Management, Inc. is a wholly owned subsidiary of TCW Management Company. TCW manages approximately $51.3 billion for institutional clients, and its normal investment minimum is $35 million.

INVESTMENT OBJECTIVE

The objective of the Enterprise Government Securities Fund is to seek current income and safety of principal, primarily from securities that are obligations of the U.S. Government, its agencies or its instrumentalities.

INVESTMENT PHILOSOPHY

TCW's investment process is grounded in long-term value considerations. It does not attempt to forecast short-term trends in interest rates and, therefore, does not frequently alter average fund maturities. The process focuses on controlling the variables that are known and manageable, such as the term structure of interest rates, mortgage prepayment rates, and security structure. The fund remains substantially invested in mortgage-backed products under the great majority of market conditions.

FIRST HALF 1998 PERFORMANCE REVIEW

Based on the uncertainty of Asian effects, few investors expected the Federal Reserve to raise interest rates during the first half of 1998 in spite of a very robust domestic economy, and they were not disappointed. Another feature of the bond market was the decline in market volatility characterized by a fairly tight trading range for bonds that bolstered the performance of the mortgage sector.

Declining interest rates fueled a surge in refinancing activity that boosted the MBA Refinancing Application Index to unprecedented levels early in the year before moderating to simply very high readings. Reported prepayments on all mortgage-backed pass-throughs above 7.00 percent increased dramatically, validating the index's forecast. As expected, the adjustable-rate mortgage sector was hardest hit. The flatter yield curve combined with lower interest rates offered adjustable-rate borrowers the greatest incentive to refinance into fixed-rate loans and lock in lower borrowing costs. However, even though the adjustable-rate mortgage sector was negatively impacted by very rapid prepayment rates, performance was better than expected due to the existence of some very positive technicals. The demand for ARMs remained strong while the supply steadily diminished. The outstanding supply of ARMs was quickly reduced by prepayments, and the issuance of new ARMs fell due to consumers' preference for fixed-rate loans. Meanwhile, ARM investors continued to demand additional products to replace the holdings that had been prepaid. These factors caused ARM prices to firm up in spite of the prepayment risk.

International markets and money flows played a prominent role in the U.S. bond market during the latter part of the period. Large flows of capital moved quickly in and out of the U.S. in response to volatile conditions in the financial markets of Asia and Russia. The impact of these capital flows on the U.S. financial system was most strongly felt in the second week of June, following the announcement of a 5.3 percent decline in Japan's first quarter Gross Domestic Product. The yen fell to a 10-year low and foreign investors moved out of emerging market securities into

40                    THE ENTERPRISE GROUP OF FUNDS, INC.

the safe haven of the U.S. Treasury market, causing the yield on the benchmark 30-year U.S. Treasury bond to plummet to an historic low. However, a couple of days later, the U.S. intervened in the currency market to support the yen. As foreign markets rebounded, international investors sold their Treasuries and reinvested in the emerging markets, causing interest rates in the U.S. to move abruptly higher. Foreign investors have also influenced the shape of the U.S. Treasury yield curve. The preference of foreign investors for 2-year and 10-year U.S. Treasury notes has been cited as a factor in the unusual inversion observed in today's yield curve where yields on 2-year and 10-year U.S. Treasuries lie below the Federal funds rate of 5.50 percent.

The Asian crisis appeared to take an increasing toll on U.S. economic growth. The U.S. trade deficit widened to $14.5 billion in April -- worse than the consensus estimate. Falling exports and inventory overhang slowed the growth of the industrial sector year-to-date. Nonetheless, many sectors of the U.S. economy remained strong and the trade deficit's drag on economic growth appeared to have been offset by domestic demand. Consumer spending grew at a rapid rate due to strong labor and financial market conditions. Inflationary pressures held steady and the U.S. budget surplus continued to grow, diminishing the supply of Treasury securities. These sound fundamentals played a positive role in bond market performance.

The mortgage market's brush with a multi-year low in rates in June caused spreads to widen on fears of another wave of refinancings. Rumors and reports of sales by distressed mortgage investors pushed spreads out even wider contributing to the underperformance of the mortgage sector.

FUTURE INVESTMENT STRATEGY

The risk to the mortgage market is that a relatively small change of perhaps
0.20 percent in mortgage rates might stimulate another flood of refinancing applications. Analysts estimate that about 15 million households continue to pay mortgage rates of eight percent or higher. That statistic, combined with forecasts of low interest rates persisting into the fall season, makes mortgages vulnerable to further price pressures. On the other hand, mortgages have now cheapened to a point where many of these risks are offset and demand remains strong. These factors, along with TCW's continued emphasis on call protection, support a favorable outlook for the mortgage sector during the next few months.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     41

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                     OF SHARES
U.S. GOVERNMENT & AGENCY                            OR PRINCIPAL
OBLIGATIONS -- 82.43%                                  AMOUNT         VALUE
------------------------------------------------------------------------------

FEDERAL HOME LOAN BANKS -- 0.21%
------------------------------------------------------------------------------
Federal Home Loan Banks 5.20%, due 10/20/00.......    $  200,000   $   200,062

FEDERAL HOME LOAN PARTICIPATION CERTIFICATES -- 10.56%
------------------------------------------------------------------------------
FHLPC 7.00%, due 09/01/17.........................     1,808,854     1,835,734
FHLPC 7.00%, due 10/01/17.........................     2,402,546     2,438,248
FHLPC 9.00%, due 10/01/22.........................     1,530,111     1,615,905
FHLPC 10.00%, due 10/01/18........................     1,114,670     1,205,493
FHLPC 10.00%, due 07/01/20........................     1,863,454     2,017,617
FHLPC 10.00%, due 10/01/20........................       849,963       916,149
                                                                   -----------
                                                                    10,029,146

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 28.24%
------------------------------------------------------------------------------
GNMA 6.625%, due 11/15/28.........................     4,815,717     4,806,904
GNMA 7.00%, due 12/15/27..........................     5,040,832     5,121,082
GNMA 7.00%, due 10/15/33..........................    14,851,599    15,013,630
GNMA 7.50%, due 04/15/23..........................       687,611       705,929
GNMA 7.50%, due 05/15/23..........................       633,705       650,492
GNMA 7.50%, due 05/15/23..........................       503,297       516,464
GNMA 9.00%, due 08/15/16..........................         5,887         6,267
                                                                   -----------
                                                                    26,820,768

FEDERAL HOUSING ADMINISTRATION -- 29.14%
------------------------------------------------------------------------------
FHA 6.75%, due 11/01/28...........................     2,217,469     2,217,469
FHA 7.00%, due 08/01/28...........................     2,316,651     2,339,817
FHA 7.18%, due 02/20/29...........................     3,402,857     3,441,139
FHA 7.625%, due 06/01/28..........................     3,699,080     3,773,061
FHA 7.75%, due 06/01/23...........................     6,286,091     6,427,528
FHA 7.75%, due 04/01/28...........................     3,866,660     3,953,660
FHA 7.80%, due 08/01/23...........................     2,757,849     2,819,901
FHA 8.70%, due 03/01/23...........................     2,571,703     2,700,288
                                                                   -----------
                                                                    27,672,863
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 13.86%
------------------------------------------------------------------------------
Federal National Mortgage Association Medium Term
Note 6.25%, due 01/14/04..........................       250,000       250,048
Federal National Mortgage Association Medium Term
Note 6.28%, due 02/03/04..........................       190,000       190,030
Federal National Mortgage Association Principal
Strip 7.70%, due 08/10/04.........................       125,000       117,198
FNMA 5.50%, due 01/01/09..........................     1,901,550     1,857,929
FNMA 5.50%, due 02/01/09..........................     3,379,368     3,300,797

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
FNMA 6.50%, due 02/01/09..........................    $  149,975   $   150,830
FNMA 7.00%, due 03/01/14..........................     1,673,682     1,696,444
FNMA 8.00%, due 11/01/16..........................     2,674,885     2,756,803
FNMA 9.50%, due 08/01/20..........................     1,002,969     1,066,347
FNMA 9.50%, due 10/01/20..........................     1,059,071     1,125,242
FNMA 10.00%, due 07/01/20.........................       220,864       238,252
FNMA 10.00%, due 07/01/20.........................       383,920       413,943
                                                                   -----------
                                                                    13,163,863

U.S. TREASURY NOTES -- 0.42%
------------------------------------------------------------------------------
U.S. Treasury Note 8.875%,
due 05/15/00......................................       380,000       402,549
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(IDENTIFIED COST $78,073,930)...................................    78,289,251
------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (V) -- 4.04%
------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation 6.72%, due
08/15/23..........................................     1,291,553     1,110,735
Federal Home Loan Mortgage Corporation 8.80%, due
12/15/23..........................................     2,222,727     2,200,500
Federal National Mortgage Association Remic 6.50%,
due 06/25/23......................................       500,000       497,805
Federal National Mortgage Association Remic 7.00%,
due 07/25/05......................................        32,456        32,382
                                                                   -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (V)
(IDENTIFIED COST $3,831,887)....................................     3,841,422
------------------------------------------------------------------------------

CORPORATE BONDS -- 8.96%
------------------------------------------------------------------------------

CORPORATE BONDS, CONVERTIBLE SECURITIES & COMMON
STOCKS -- 8.96%
------------------------------------------------------------------------------
PNC 6.625%, due 07/25/28..........................     4,500,000     4,504,219
Superior Wholesale Inventory Finance Trust 6.346%,
due 11/15/04......................................     4,000,000     4,003,125
                                                                   -----------
                                                                     8,507,344
TOTAL CORPORATE BONDS
(IDENTIFIED COST $8,511,719)....................................     8,507,344
------------------------------------------------------------------------------

42                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
COMMERCIAL PAPER -- 3.15%
------------------------------------------------------------------------------
Pitney Bowes Credit Corporation 5.75%, due
07/09/98..........................................    $3,000,000   $ 2,996,167
                                                                   -----------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $2,996,167)....................................     2,996,167
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 0.83%
------------------------------------------------------------------------------
State Street Bank & Trust Repurchase Agreement
2.00%,
due 07/01/98......................................
Collateral: U.S. Treasury Bond, $505,000 12.5% due
8/15/14 Value $807,317............................       785,000       785,000
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $785,000)......................................       785,000
------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $94,198,703)...................................   $94,419,184
OTHER ASSETS LESS LIABILITIES -- 0.59%..........................       560,848
                                                                   -----------
NET ASSETS 100%.................................................   $94,980,032
------------------------------------------------------------------------------

(v) Variable interest rate security; interest rate is as of June 30, 1998. The maturity date shown is the next interest reset date.

See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     43

THE ENTERPRISE HIGH-YIELD BOND FUND

CAYWOOD-SCHOLL CAPITAL MANAGEMENT
San Diego, California

INVESTMENT MANAGEMENT

Caywood-Scholl has been fund manager to the Enterprise High-Yield Bond Fund since its inception in 1987. Caywood-Scholl manages more than $816.9 million for institutional clients, and its normal investment minimum is $1 million.

INVESTMENT OBJECTIVE

The objective of the Enterprise High-Yield Bond Fund is to seek maximum current income, primarily from debt securities that are rated Ba or lower by Moody's Investors Service, Inc., or BB or lower by Standard & Poor's.

INVESTMENT PHILOSOPHY

Caywood-Scholl's investment philosophy of seeking relative value and avoiding risk is credit research-driven. The discipline of credit research facilitates the informed use of a variety of lower-rated securities in aggressive fixed income investing.

FIRST HALF 1998 PERFORMANCE REVIEW

The high-yield market began 1998 with solid underlying fundamentals, a strong economy, and ample financial liquidity. Each of these factors mitigated credit risk that has aided the overall demand for the high-yield market.

Year-to-date, high-yield companies have issued $104.2 billion in new securities, a 95 percent increase over 1997's first-half issuance. To place this number into context, the total new issuance for each of the past three years (1995 -- 1997) was $47.2 billion, $73.6 billion, and $126.0 billion, respectively. Media and telecommunications were the leading sectors of new issuance early in the period, and the average deal size was slightly more than $200 million. Defaults continued to trend below their historic averages.

The strong results for the first quarter mitigated the second quarter's lackluster performance, placing the fund's year-to-date performance in line with most market indices. Two factors had an increasingly negative influence on performance: supply and volatility in emerging markets and U.S. stocks. The primary drag on high-yield performance was caused by market oversupply. The pace of issuance has caused the risk premium in the market to widen as issuers compete for investor favor. The widening premiums kept high-yield bonds from participating in the rally of U.S. Treasuries.

The other variable restraining the performance of the high-yield market was the volatility of foreign securities and domestic equities. The increase in volatility is the manifestation of investors' concern over future cash flows and earnings from companies competing in a global economy. The higher degree of investor uncertainty should produce lower enterprise valuations and reduced financial liquidity. Fortunately, neither of these outcomes is evident at present, but investors are concerned.

44                    THE ENTERPRISE GROUP OF FUNDS, INC.

During the first half of 1998, the fund emphasized telecommunications, health care, Yankees (bonds issued in the U.S. by non-U.S. entities), and media sectors. With the exception of Yankees, these industries outperformed the market while experiencing an unusual degree of volatility.

FUTURE INVESTMENT STRATEGY

During the past two months, Caywood-Scholl has been slowly upgrading credit quality, adding to positions such as American Standard, Fred Meyer, Niagara Mohawk Power, Owens Illinois, and Westpoint Stevens. Caywood-Scholl finds the 10-year non-call securities of these double B issuers attractive at this time due to Caywood-Scholl's favorable outlook on interest rates, superior credit statistics that offer greater protection against an economic slowdown, and an incremental risk premium for certain lower-quality credits that is too small given the higher degree of market volatility.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     45

HIGH-YIELD BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
CORPORATE BONDS, CONVERTIBLE                         OF SHARES
SECURITIES & COMMON &                               OR PRINCIPAL
PREFERRED STOCKS -- 84.43%                             AMOUNT         VALUE
------------------------------------------------------------------------------

AEROSPACE -- 1.06%
------------------------------------------------------------------------------
B E Aerospace 8.00%,
due 03/01/08......................................    $  650,000   $   648,375
Coltec Industries Inc. 7.50%,
due 04/15/08......................................       500,000       505,000
                                                                   -----------
                                                                     1,153,375

AUTOMOTIVE -- 0.36%
------------------------------------------------------------------------------
United Auto Group Inc. 11.00%, due 07/15/07.......       400,000       391,000

BANKING -- 2.78%
------------------------------------------------------------------------------
Bay View Capital Corporation 9.125%, due
08/15/07..........................................       900,000       924,750
DVI Inc. 9.875%, due 02/01/04.....................       550,000       583,000
Imperial Credit Industries Inc. 9.875%, due
01/15/07..........................................       700,000       700,000
Western Financial Savings 8.875%, due 08/01/07....       500,000       473,125
Western Financial Savings Bank Orange California
8.50%,
due 07/01/03......................................       350,000       334,688
                                                                   -----------
                                                                     3,015,563

BROADCASTING -- 5.18%
------------------------------------------------------------------------------
Allbritton Communications Company 8.875%, due
02/01/08..........................................       800,000       864,000
Chancellor Radio Broadcasting 8.125%, due
12/15/07..........................................     1,000,000     1,013,750
Fox/Liberty Networks LLC Zero Coupon, due
08/15/07..........................................     1,650,000     1,148,812
Fox Family Worldwide Inc. Zero Coupon, due
11/01/07..........................................       750,000       483,750
Fox Family Worldwide Inc. 9.25%, due 11/01/07.....       600,000       597,000
Rogers Communications Inc. 8.875%, due 07/15/07...       600,000       601,500
Rogers Communications Inc. 9.125%, due 01/15/06...       150,000       151,875
Sinclair Broadcast Group Inc. 8.75%, due
12/15/07..........................................       750,000       765,000
                                                                   -----------
                                                                     5,625,687
BUILDING & CONSTRUCTION -- 3.58%
------------------------------------------------------------------------------
American Standard Inc. 7.375%, due 02/01/08.......     1,700,000     1,670,250

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
Building Materials Corporation America 8.00%, due
10/15/07..........................................    $  450,000   $   450,000
International Comfort Products 8.625%, due
05/15/08..........................................       750,000       746,250
Nortek Inc. 9.125%,
due 09/01/07......................................     1,000,000     1,020,000
                                                                   -----------
                                                                     3,886,500

BUSINESS SERVICES -- 0.94%
------------------------------------------------------------------------------
CEX Holdings Inc. 9.625%,
due 06/01/08......................................     1,000,000     1,025,000

CABLE -- 3.44%
------------------------------------------------------------------------------
Adelphia Communications Corporation 10.50%,
due 07/15/04......................................       650,000       710,125
Century Communications Corporation Zero Coupon,
due 01/15/08......................................     1,000,000       452,500
Century Communications Corporation 9.50%,
due 03/01/05......................................       200,000       216,500
CSC Holdings Inc. 7.875%,
due 12/15/07......................................       500,000       524,960
Lenfest Communications Inc. 7.625%, due
02/15/08..........................................       300,000       306,000
Medicom LLC/Mediacom Capital Corporation 8.50%,
due 04/15/08......................................       650,000       648,375
TCI Satellite Entertainment Inc. Zero Coupon, due
02/15/07..........................................     1,300,000       880,750
                                                                   -----------
                                                                     3,739,210

CHEMICALS -- 2.69%
------------------------------------------------------------------------------
General Chemical Corporation 9.25%, due
08/15/03..........................................       550,000       567,187
Huntsman Polymers Corporation 11.75%, due
12/01/04..........................................       250,000       275,938
PCI Chemicals Canada Inc. 9.25%, due 10/15/07.....       500,000       486,250
Pharmaceutical Fine Chemicals 9.75%, due
11/15/07..........................................       800,000       904,000
Pioneer Americas Acquisition Corporation 9.25%,
due 06/15/07......................................       700,000       687,750
                                                                   -----------
                                                                     2,921,125

COMMUNICATIONS -- 6.10%
------------------------------------------------------------------------------

46                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
Globalstar L P 11.375%,
due 02/15/04......................................       950,000   $   921,500
Globalstar L P/Globalstar Capital 10.75%, due
11/01/04..........................................       250,000       239,375
Globalstar L P/Globalstar Corporation 11.50%,
due 06/01/05......................................    $  250,000       243,437
Globalstar Telecommunications
(Wts) (a).........................................           700        56,000
Iridium Capital Corporation 13.00%, due
07/15/05..........................................    $  750,000       802,500
Iridium Capital Corporation 14.00%, due
07/15/05..........................................    $  800,000       890,000
Iridium World Communications (Wts) (a)............           550       102,163
Level 3 Commerce Inc. 9.125%,
due 05/01/08......................................    $1,250,000     1,215,625
Loral Orion Network Systems Inc. (Wts) (a)........           850        12,113
Orion Network Systems Inc. 12.50%, due 01/15/07...    $1,450,000     1,140,062
Pathinet Inc. 12.25%,
due 04/15/08......................................       250,000       271,250
Qwest Communications International Inc. Zero
Coupon, due 02/01/08..............................     1,000,000       726,250
                                                                   -----------
                                                                     6,620,275
CONSUMER PRODUCTS -- 3.82%
------------------------------------------------------------------------------
Boyds Collection Ltd. 9.00%,
due 05/15/08......................................       300,000       300,000
Chattem Inc. 8.875%,
due 04/01/08......................................       850,000       845,750
Corning Consumer Products Company 9.625%, due
05/01/08..........................................       600,000       595,500
French Fragrances Inc. 10.375%, due 05/15/07......       550,000       587,125
Revlon Consumer Products Corporation 8.625%,
due 02/01/08......................................       350,000       350,875
Samsonite Corporation New 10.75%, due 06/15/08....       650,000       645,125
Sealy Mattress Company Zero Coupon, due
12/15/07..........................................     1,250,000       829,688
                                                                   -----------
                                                                     4,154,063

CONTAINERS/PACKAGING -- 4.07%
------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
Buckeye Cellulose Corporation 8.50%, due
12/15/05..........................................       550,000   $   562,375
Huntsman Packaging Corporation 9.125%, due
10/01/07..........................................       650,000       646,750
Owens Illinois Inc. 7.35%,
due 05/15/08......................................       600,000       603,438
Owens Illinois Inc. 8.10%,
due 05/15/07......................................       100,000       105,896
Plastic Containers Inc. 10.00%, due 12/15/06......       300,000       322,500
Printpack Inc. 9.875%,
due 08/15/04......................................       500,000       534,375
Printpack Inc. 10.625%, due 08/15/06..............       400,000       428,500
Stone Container Corporation 10.75%, due
10/01/02..........................................       550,000       584,375
United States Can Corporation 10.125%, due
10/15/06..........................................       600,000       633,750
                                                                   -----------
                                                                     4,421,959

CRUDE & PETROLEUM -- 1.24%
------------------------------------------------------------------------------
Clark Refining & Marketing Inc. 8.875%, due
11/15/07..........................................       250,000       251,250
Clark USA Inc. 10.875%,
due 12/01/05......................................     1,000,000     1,090,000
                                                                   -----------
                                                                     1,341,250

ELECTRICAL EQUIPMENT -- 0.46%
------------------------------------------------------------------------------
Axiohm Transaction Solutions 9.75%, due
10/01/07..........................................       500,000       503,750

ENERGY -- 0.74%
------------------------------------------------------------------------------
Chesapeake Energy Corporation 9.125%, due
04/15/06..........................................       200,000       195,500
Nuevo Energy Company 8.875%, due 06/01/08.........       600,000       609,000
                                                                   -----------
                                                                       804,500

ENTERTAINMENT & LEISURE -- 1.46%
------------------------------------------------------------------------------
AMF Bowling Inc. Zero Coupon,
due 05/12/18......................................     2,000,000       505,000
AMF Group Inc. 10.875%,
due 03/15/06......................................       750,000       815,625
Premier Parks Inc. Zero Coupon, due 04/01/08......       400,000   $   265,500
                                                                   -----------
                                                                     1,586,125

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     47

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
FOOD & BEVERAGES & TOBACCO -- 2.01%
------------------------------------------------------------------------------
NBTY Inc. 8.625%, due 09/15/07....................     1,000,000     1,025,000
Purina Mills Inc. 9.00%,
due 03/15/10......................................       850,000       873,375
Twin Laboratories Inc. 10.25%, due 05/15/06.......       260,000       287,300
                                                                   -----------
                                                                     2,185,675

GAMING -- 1.36%
------------------------------------------------------------------------------
Empress Entertainment Inc. 8.125%, due 07/01/06...       500,000       501,250
Trump Atlantic City Associates 11.25%, due
05/01/06..........................................    $1,000,000       972,500
                                                                   -----------
                                                                     1,473,750

HEALTH CARE -- 8.65%
------------------------------------------------------------------------------
Amerisource Distribution Corporation (Class C)....           209        12,305
Columbia HCA Healthcare Corporation 7.00%, due
07/01/07..........................................    $  550,000       531,905
Dade International Inc. 11.125%, due 05/01/06.....       450,000       508,500
Fisher Scientific International Inc. 9.00%, due
02/01/08..........................................    $  900,000       893,250
Fresenius Med Care Capital Trust Preferred
Security..........................................           250       261,875
Hudson Respiratory Care Inc. 9.125%, due
04/15/08..........................................    $  450,000       447,187
Magellan Health Services Inc. 9.00%, due
02/15/08..........................................       200,000       198,000
Mariner Health Group Inc. 9.50%, due 04/01/06.....       650,000       689,000
Maxxim Medical Inc. 10.50%, due 08/01/06..........     1,000,000     1,100,000
Mediq Inc. 7.50%,
due 07/15/03......................................       710,000       710,000
Pharmerica Inc. 8.375%,
due 04/01/08......................................       600,000       597,000
PHP Healthcare Corporation 6.50%, due 12/15/02....       800,000       440,000
Quest Diagnostics Inc. 10.75%, due 12/15/06.......       750,000       836,250
Rural/Metro Corporation 7.875%, due 03/15/08......       800,000   $   770,000
Tenet Healthcare Corporation 6.00%, due
12/01/05..........................................       500,000       456,250
                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
Tenet Healthcare Corporation 8.125%, due
12/01/08..........................................       450,000       452,430
Vencor Inc. 9.875%,
due 05/01/05......................................       500,000       491,250
                                                                   -----------
                                                                     9,395,202

HOTELS & RESTAURANTS -- 3.11%
------------------------------------------------------------------------------
AFC Enterprises Inc. 10.25%, due 05/15/07.........       650,000       690,625
Apple South Inc. 9.75%,
due 06/01/06......................................       350,000       374,500
Foodmaker Corporation 9.75%,
due 11/01/03......................................       350,000       368,375
Foodmaker Inc. 8.375%, due 04/15/08...............       850,000       847,875
Hammon John Q. Hotels 8.875%, due 02/15/04........       300,000       302,250
Perkins Family Restaurant 10.125%, due 12/15/07...       750,000       795,000
                                                                   -----------
                                                                     3,378,625

MACHINERY -- 0.78%
------------------------------------------------------------------------------
Columbus McKinnon Corporation New York 8.50%, due
04/01/08..........................................       500,000       492,500
Navistar International Corporation 8.00%, due
02/01/08..........................................       350,000       351,750
                                                                   -----------
                                                                       844,250

METALS & MINING -- 2.94%
------------------------------------------------------------------------------
AK Steel Corporation 9.125%,
due 12/15/06......................................       500,000       522,500
Kaiser Aluminum & Chemical Corporation 10.875%,
due 10/15/06......................................       500,000       537,500
Metals USA Inc. 8.625%,
due 02/15/08......................................       500,000       480,000
Oregon Steel Mills Inc. 11.00%,
due 06/15/03......................................       450,000       481,500
WCI Steel Inc. 10.00%,
due 12/01/04......................................       900,000       920,250
WHX Corporation 10.50%,
due 04/15/05......................................       250,000   $   254,375
                                                                   -----------
                                                                     3,196,125

PAPER & FOREST PRODUCTS -- 0.54%
------------------------------------------------------------------------------
Maxxam Group Inc. 11.25%, due 08/01/03............       550,000       581,625

48                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 0.79%
------------------------------------------------------------------------------
Nebraska Book Company 8.75%, due 02/15/08.........       500,000       481,875
Von Hoffmann Press Inc. 10.375%, due 05/15/07.....       350,000       374,938
                                                                   -----------
                                                                       856,813

REAL ESTATE -- 0.69%
------------------------------------------------------------------------------
Crown Castle International Corporation Zero
Coupon, due 11/15/07..............................     1,100,000       752,125

RETAIL -- 4.79%
------------------------------------------------------------------------------
Ann Taylor Inc. 8.75%, due 06/15/00...............       579,000       581,171
Charming Shoppes Inc. 7.50%, due 07/15/06.........       450,000       432,000
Cole National Group Inc. 8.625%, due 08/15/07.....     1,100,000     1,127,500
Jitney Jungle Stores America Inc. 10.375%, due
09/15/07..........................................       550,000       587,125
Meyer Fred Inc. 7.45%,
due 03/01/08......................................     1,250,000     1,254,363
Randalls Food Markets Inc. 9.375%, due 07/01/07...     1,150,000     1,219,000
                                                                   -----------
                                                                     5,201,159

TELECOMMUNICATIONS -- 13.86%
------------------------------------------------------------------------------
21St Century Telecom Group Inc. Zero Coupon, due
02/15/08..........................................       950,000       535,563
CCPR Services Inc. 10.00%, due 02/01/07...........       800,000       807,000
Comcast Cellular Holdings Inc. 9.50%, due
05/01/07..........................................     1,500,000     1,565,625
E. Spire Communications Inc. Zero Coupon, due
11/01/05..........................................    $1,100,000       932,250
E. Spire Communications Inc. (Wts) (a)............           800       136,800
Firstworld Communications Inc. Zero Coupon, due
04/15/08..........................................    $  500,000   $   235,000
ICG Holdings Inc. Zero Coupon, due 05/01/06.......     1,250,000     1,006,250
ICG Services Inc. Zero Coupon, due 02/15/08.......    $  200,000       121,750
Intermedia Communications Inc.....................           186         7,800
Intermedia Communications Inc. 8.50%, due
01/15/08..........................................    $  600,000       600,000
                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
McLeod USA Inc. Zero Coupon, due 03/01/07.........       800,000       596,000
Metronet Communications Corporation Zero Coupon,
due 11/01/07......................................       500,000       332,500
Metronet Communications Corporation Zero Coupon,
due 06/15/08......................................       900,000       554,625
Metronet Communications Corporation 12.00%,
due 08/15/07......................................    $  150,000       173,625
Metronet Communications Corporation (Wts) (a).....           150         7,575
Nextel Communications Inc. Zero Coupon, due
09/15/07..........................................    $1,550,000     1,048,187
Nextel Communications Inc. Zero Coupon, due
10/31/07..........................................       500,000       325,625
Nextel Communications Inc. Zero Coupon, due
02/15/08..........................................       350,000       224,000
Nextlink Communications Inc. 9.45%, due
04/15/08..........................................    $1,250,000       767,187
Pagemart (Wts) (a)................................         3,450        24,150
Pagemart Nationwide Inc...........................         1,750        17,500
RCN Corporation Zero Coupon, due 10/15/07.........    $1,050,000       670,688
RCN Corporation 9.80%,
due 02/15/08......................................       700,000       425,250
Rogers Cantel Inc. 8.80%,
due 10/01/07......................................       800,000       790,000
Sprint Spectrum L P Zero Coupon,
due 08/15/06......................................     2,500,000     2,137,500
Teligent Inc. Zero Coupon, due 03/01/08...........       200,000       110,250
Winstar Communications Inc. 10.00%, due
03/15/08..........................................       450,000       446,625
Winstar Equipment Corporation 12.50%, due
03/15/04..........................................       400,000       451,000
                                                                   -----------
                                                                    15,050,325

TEXTILES -- 3.62%
------------------------------------------------------------------------------
Phillips Van Heusen Corporation 9.50%, due
05/01/08..........................................     1,000,000   $ 1,001,250
Pillowtex Corporation 9.00%, due 12/15/07.........       450,000       462,375
Polymer Group Inc. 9.00%,
due 07/01/07......................................       550,000       559,625

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     49

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
Westpoint Stevens Inc. 7.875%, due 06/15/08.......     1,000,000       997,500
William Carter Company Acquired 10.375%, due
12/01/06..........................................       850,000       909,500
                                                                   -----------
                                                                     3,930,250
TRANSPORTATION -- 0.63%
------------------------------------------------------------------------------
TBS Shipping International Ltd. 10.00%, due
05/01/05..........................................       750,000       684,375
UTILITIES -- 2.44%
------------------------------------------------------------------------------
Calenergy Inc. 7.63%, due 10/15/07................       250,000       252,473
Ferrellgas Partners L P 9.375%,
due 06/15/06......................................       550,000       585,062
Midland Cogeneration Venture
L P 10.33%, due 07/23/02..........................       170,775       183,583
Midland Funding Corporation 10.33%, due
07/23/02..........................................       183,888       197,679
Niagara Mohawk Power Corporation 7.75%,
due 10/01/08......................................     1,400,000     1,435,000
                                                                   -----------
                                                                     2,653,797

WASTE MANAGEMENT -- 0.30%
------------------------------------------------------------------------------
Allied Waste N A Inc. 10.25%, due 12/01/06........       300,000       330,375
TOTAL CORPORATE BONDS, CONVERTIBLE SECURITIES & COMMON STOCKS
(IDENTIFIED COST $89,522,455)...................................    91,703,853
------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------

FOREIGN BONDS -- 8.79%
------------------------------------------------------------------------------

APPAREL & TEXTILES -- 0.22%
------------------------------------------------------------------------------
Reliance Industries Ltd. 8.25%, due 01/15/27......       250,000   $   240,505

BASIC INDUSTRIES -- 0.95%
------------------------------------------------------------------------------
Cemex SA 12.75%, due 07/15/06.....................       900,000     1,031,265

BROADCASTING -- 1.72%
------------------------------------------------------------------------------
Grupo Televisa SA 11.875%,
due 05/15/06......................................       300,000       334,704
Grupo Televisa SA De CV 11.375%, due 05/15/03.....       700,000       753,459
Satelites Mexicanos SA De CV 10.125%, due
11/01/04..........................................       800,000       782,216
                                                                   -----------
                                                                     1,870,379

CABLE -- 0.61%
------------------------------------------------------------------------------
Kabelmedia Holding Zero Coupon, due 08/01/06......       850,000       657,687

CAPITAL GOODS & SERVICES -- 0.44%
------------------------------------------------------------------------------
Cemex International Capital Inc. 9.66%, due
12/29/49..........................................       500,000       482,500

CONTAINERS/PACKAGING -- 0.56%
------------------------------------------------------------------------------
Viacap SA De CV 11.375%,
due 05/15/07......................................       600,000       613,872

ENERGY -- 0.59%
------------------------------------------------------------------------------
Petroleos Mexicanos 8.85%,
due 09/15/07......................................       250,000       246,073
Petroleos Mexicanos 9.00%,
due 06/01/07......................................       400,000       396,676
                                                                   -----------
                                                                       642,749

GOVERNMENT BOND -- 2.32%
------------------------------------------------------------------------------
Argentina Rep Global 11.00%, due 10/09/06.........       650,000       689,481
Korea Rep 8.875%, due 04/15/08....................       400,000       361,552
Russian Federation 10.00%,
due 06/26/07......................................       300,000       227,250
St. Petersburg Russia 9.50%,
due 06/18/02......................................       300,000       235,140
Turkiye Cumhuriyeti 10.00%, due 09/19/07..........       250,000       248,590
United Mexican States 8.625%, due 03/12/08........       350,000       338,166

50                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
United Mexican States 9.875%, due 01/15/07........       400,000   $   414,384
                                                                   -----------
                                                                     2,514,563

METALS & MINING -- 0.13%
------------------------------------------------------------------------------
Hylsa SA De CV 9.25%,
due 09/15/07......................................       150,000       141,000

PAPER & FOREST PRODUCTS -- 0.60%
------------------------------------------------------------------------------
Indah Kiat Finance Mauritius Ltd. 10.00%, due
07/01/07..........................................       350,000       247,625
Indah Kiat International Finance Co. 11.875%, due
06/15/02..........................................       150,000       122,822
Pindo Deli Finance Mauritius Ltd. 10.75%, due
10/01/07..........................................       400,000       277,000
                                                                   -----------
                                                                       647,447

TRANSPORTATION -- 0.65%
------------------------------------------------------------------------------
TFM SA De CV 10.25%, due 06/15/07.................       250,000       241,372
Transportacion Maritima 10.00%, due 11/15/06......       500,000       466,305
                                                                   -----------
                                                                       707,677
TOTAL FOREIGN BONDS
(IDENTIFIED COST $9,831,631)....................................     9,549,644
------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------

U.S. TREASURY NOTES -- 0.70%
------------------------------------------------------------------------------
U.S. Treasury Note 5.50%,
due 05/31/03......................................       250,000   $   249,828
U.S. Treasury Note 5.625%,
due 05/15/08......................................       500,000       506,640
                                                                   -----------
                                                                       756,468
TOTAL U.S. TREASURY NOTES
(IDENTIFIED COST $756,866)......................................       756,468
------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.47%
------------------------------------------------------------------------------
State Street Bank & Trust Repurchase Agreement
4.00%, due 07/01/98
Collateral: U.S. Treasury Bond $3,030,000 11.25%
due 02/15/15 Value $4,959,971.....................    $4,855,000     4,855,000
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $4,855,000)....................................     4,855,000
------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $104,965,952)..................................   $106,864,965
OTHER ASSETS LESS LIABILITIES -- 1.61%..........................     1,745,212
                                                                   -----------
NET ASSETS 100%.................................................   $108,610,177
------------------------------------------------------------------------------

(a) Non-income producing security.
(Wts) Warrants.

See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     51

THE ENTERPRISE TAX-EXEMPT INCOME FUND

MBIA CAPITAL MANAGEMENT CORP.
Armonk, New York

INVESTMENT MANAGEMENT

MBIA Capital Management Corp. became manager of the Enterprise Tax-Exempt Income Fund on January 1, 1998. MBIA Capital Management Corp. manages approximately $11.8 billion for institutional clients, and its normal investment minimum is $10 million.

INVESTMENT OBJECTIVE

The investment objective of the Enterprise Tax-Exempt Income Fund is to seek a high level of current income exempt from federal income tax, with consideration given to preservation of principal, primarily from investment in a diversified fund of long-term investment-grade municipal bonds.

INVESTMENT PHILOSOPHY

MBIA Capital Management uses a value-driven, bottom-up investment selection process. Recognition that interest rate movement is uncertain and that yield is a dominant source of return drives its decisions. The key to performance is to buy yield at the right price, in the right sector and in the right part of the yield curve.

FIRST HALF 1998 PERFORMANCE REVIEW

The objectives for the Enterprise Tax-Exempt Fund during the first half of 1998 were to lengthen duration to take advantage of the steeper municipal yield curve and high-yield ratios in the long end of the curve, as well as to improve credit quality and reduce reinvestment risk.

Early in the period, MBIA increased fund duration, average maturity, and liquidity by selling odd lot, high coupon, pre-refunded and short call paper with maturity/redemption dates ranging from 2000 to 2003. This money was reinvested into liquid, insured issues with 5.125 percent to 5.25 percent coupons and good call features maturing in the 20-year area. In addition, MBIA invested in insured, non-callable paper in the 15-year part of the curve for well-structured cash flow.

Later in the period, MBIA extended the effective duration of the fund to 8.17 years from 7.63, increased the insured portion to 42 percent and added coupon return (average coupon: 5.842 percent versus 5.745 percent) by buying insured revenue bonds primarily in the 25-30 year range with good call features. The fund's largest state holding is New York, 12.3 percent, which was the second highest performing state (South Dakota was number one) on a year-to-date basis, while MBIA's exposure to the health care industry 24 percent, the No. 1 revenue bond category year-to-year, also helped buoy the fund's performance.

FUTURE INVESTMENT STRATEGY

MBIA's near-term outlook for the municipal market remains positive. Although MBIA does not expect municipals to outperform taxables in the near future, it does expect municipals to remain cheap on a relative basis to their taxable counterparts. For the Enterprise Tax-Exempt Income Fund, MBIA will continue to emphasize high-quality, liquid issues with well-structured cash flows while focusing the relative value work on optimal fund allocation across municipal sectors and maturities.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

52                    THE ENTERPRISE GROUP OF FUNDS, INC.

TAX-EXEMPT INCOME FUND
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                      PRINCIPAL
MUNICIPAL BONDS -- 98.72%                               AMOUNT           VALUE
----------------------------------------------------------------------------------
ALABAMA -- 0.99%
----------------------------------------------------------------------------------
    Alabama Housing Finance Authority Single
    Family Mortgage Revenue Home Mortgage Series
    A-1 6.55% due 10/01/14........................  $      250,000   $     270,535

ARIZONA -- 3.53%
----------------------------------------------------------------------------------
    Salt River Project, Arizona Agriculture Import
    and Power District Electric System Revenue
    5.00% due 01/01/30............................       1,000,000         967,910

CALIFORNIA -- 0.60%
----------------------------------------------------------------------------------
    California State General Obligation Bonds
    6.10% due 09/01/04............................         150,000         164,688

COLORADO -- 3.55%
----------------------------------------------------------------------------------
    E470 Public Highway Authority Company Revenue
    Senior Series A 5.00% due 09/01/26............       1,000,000         973,610

FLORIDA -- 8.59%
----------------------------------------------------------------------------------
    Broward County, Broward Recovery Revenue 7.95%
    due 12/01/08..................................         310,000         333,452
    Florida State Board Education Capital Outlay
    Series C 5.50% due 06/01/23...................       1,500,000       1,535,970
    Florida State Board Education Capital Outlay
    Series A 7.25% due 06/01/23...................         170,000         182,323
    Orlando Florida Utilities Commission Water and
    Electric Revenue Refunding Sub Series D 6.75%
    due 10/01/17..................................         250,000         302,285
                                                                     -------------
                                                                         2,354,030

GEORGIA -- 1.97%
----------------------------------------------------------------------------------
    Atlanta Downtown Development Authority
    Underground Atlanta Project 6.25% due
    10/01/12......................................         500,000         539,810

                                                      PRINCIPAL
                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------

IDAHO -- 1.19%
----------------------------------------------------------------------------------
    Idaho Housing Agency Single Family Mortgage
    Revenue Series F-2 (AMT) 7.80% due 01/01/23...  $      310,000   $     326,464

ILLINOIS -- 10.89%
----------------------------------------------------------------------------------
    Chicago Illinois Sales Tax Revenue 5.25% due
    01/01/20......................................       1,000,000       1,001,380
    Illinois Health Facilities Authority Revenues
    Edward Obligated Group Series A 5.25% due
    02/15/27......................................       1,000,000         989,910
    Illinois Health Facilities Authority Revenues
    Sherman Health System 5.25% due 08/01/27......       1,000,000         994,270
                                                                     -------------
                                                                         2,985,560

INDIANA -- 3.68%
----------------------------------------------------------------------------------
    Indiana Health Facility Hospital Revenue
    Sisters of St Francis Health-A 5.375% due
    11/01/27......................................       1,000,000       1,009,230

IOWA -- 3.55%
----------------------------------------------------------------------------------
    Iowa Finance Authority Hospital Facility
    Revenue Iowa Health Systems Series A 5.125%
    due 01/01/28..................................       1,000,000         974,230

LOUISIANA -- 0.56%
----------------------------------------------------------------------------------
    Louisiana State Offshore Term Authority
    Deepwater Port Revenue Series E 7.60% due
    09/01/10......................................         140,000         151,855

MASSACHUSETTS -- 2.89%
----------------------------------------------------------------------------------
    Massachusetts State Housing Finance Agency
    Revenue Residential FNMA Collateral-A 6.90%
    due 11/15/24..................................         750,000         791,445

MICHIGAN -- 3.95%
----------------------------------------------------------------------------------
    Michigan State Building Authority Revenue
    Series I 6.40% due 10/01/04...................       1,000,000       1,083,640

MISSOURI -- 0.39%
----------------------------------------------------------------------------------

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     53

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------
    Missouri State Housing Development Community
    Mortgage Single Family GNMA Revenue Series B
    (AMT) 8.25% due 05/01/19......................  $      105,000   $     107,624

NEVADA -- 3.37%
----------------------------------------------------------------------------------
    Clark County School District Series A MBIA
    7.00% due 06/01/11............................         750,000         922,710

NEW MEXICO -- 1.41%
----------------------------------------------------------------------------------
    New Mexico Mortgage Finance Authority Single
    Family Mortgage 7.80% due 09/01/17............         370,000         385,311

NEW YORK -- 12.18%
----------------------------------------------------------------------------------
    New York Adjustment Adjusted Subser A-4 3.85%
    due 08/01/22..................................         400,000         400,000
    New York State Local Government Assistance
    7.00% due 04/01/21 Prerefunded 04/01/01 at
    102...........................................         200,000         218,976
    New York State Mortgage Agency Revenue 7.95%
    due 10/01/14..................................         200,000         203,110
    New York State Power Authority Revenue &
    General Prerefunded Series CC 5.00% due
    01/01/09......................................       1,020,000       1,069,970
    Triborough Bridge & Tunnel Authority, New York
    General Purpose Series A 6.00% due 01/01/10...       1,300,000       1,447,043
                                                                     -------------
                                                                         3,339,099

OHIO -- 0.19%
----------------------------------------------------------------------------------
    Ohio Housing Finance Agency Single Family
    Mortgage GNMA (AMT) 8.25% due 12/15/19........          50,000          51,800

OKLAHOMA -- 5.86%
----------------------------------------------------------------------------------
    Tulsa, Oklahoma General Obligation Bonds 6.30%
    due 06/01/17..................................       1,500,000       1,606,650
                                                      PRINCIPAL
                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------

OREGON -- 1.51%
----------------------------------------------------------------------------------
    Oregon State General Obligation Bonds 7.00%
    due 12/01/11..................................  $      400,000   $     413,096

TEXAS -- 9.30%
----------------------------------------------------------------------------------
    Houston Texas General Obligation Bonds 6.00%
    due 03/01/05..................................         500,000         525,655
    Plano Texas Health Facilities Development
    Corporation Texas Health Resources Systems
    Series C 5.00% due 02/15/22...................         500,000         487,165
    Texas Housing Agency Residential Development
    Revenue Series A GNMA Collateral 7.60% due
    07/01/16......................................          85,000          87,828
    Texas State Department Housing Community
    Affairs Home Mortgage Revenue GNMA Collateral
    Series A 6.95% due 07/01/23...................         400,000         433,168
    Texas Tech University Revenues Refunding &
    Improvement Financing Systems 3Rd Series
    5.375% due 02/15/17...........................       1,000,000       1,016,480
                                                                     -------------
                                                                         2,550,296

UTAH -- 3.79%
----------------------------------------------------------------------------------
    Utah County Utah Hospital Revenue IHC Health
    Services Incorporated 5.25% due 08/15/21......       1,000,000         998,690
    Utah State Housing Finance Agency Single
    Family Mortgage Series E (AMT) 9.00% due
    01/01/19......................................          40,000          41,134
                                                                     -------------
                                                                         1,039,824

VIRGINIA -- 3.88%
----------------------------------------------------------------------------------
    Virginia State Transportation Board Revenue
    6.00% due 04/01/10............................       1,000,000       1,064,700

WASHINGTON -- 9.30%
----------------------------------------------------------------------------------

54                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------
    Tacoma, Washington Electric Systems Revenue
    AMBAC 6.15% due 01/01/08......................  $    1,000,000   $   1,067,460
    Washington State Health Care Facilities
    Swedish Health Services 5.125% due 11/15/22...       1,000,000         982,960
    Washington State Public Power Supply Refunding
    Series B 5.125% due 07/01/14..................         500,000         498,020
                                                                     -------------
                                                                         2,548,440
WISCONSIN -- 1.60%
----------------------------------------------------------------------------------
                                                      PRINCIPAL
                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------
    Wisconsin Housing & Economic Development
    Authority Home Ownership Revenue Series A
    7.75% due 09/01/17............................  $      420,000   $     439,551
                                                                     -------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $25,736,363).....................................      27,062,108
----------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $25,736,363 )....................................   $  27,062,108
OTHER ASSETS LESS LIABILITIES -- 1.28%............................         350,749
                                                                     -------------
NET ASSETS -- 100%................................................   $  27,412,857
----------------------------------------------------------------------------------

AMT Securities subject to Alternative Minimum Tax.

See notes to financial statements

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     55

THE ENTERPRISE MANAGED FUND

OPCAP ADVISORS
New York, New York

INVESTMENT MANAGEMENT

OpCap Advisors, a wholly owned subsidiary of Oppenheimer Capital, became fund manager to the Enterprise Managed Fund on October 1, 1994. Oppenheimer Capital manages approximately $66.6 billion for institutional clients, and its normal investment minimum is $20 million.

INVESTMENT OBJECTIVE

The objective of the Enterprise Managed Fund is to seek growth of capital over time through investment in a fund consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the manager's assessment of relative investment values.

INVESTMENT PHILOSOPHY

OpCap's investment process seeks to take advantage of opportunities in all market sectors by shifting the investment mix among stocks, bonds and money market instruments. The focus of the investment process is to identify quality companies that are undervalued in the market. The average annual return on equity of these companies is in excess of the average return on equity of the companies in the S&P 500 Index, while the average price-to-earnings ratio of these companies is significantly below the price-to-earnings ratio for those companies. This combination of high returns on equity and low security valuations helps preserve capital in down markets and provides opportunity for investment profit over time.

FIRST HALF 1998 PERFORMANCE REVIEW

Early in the year, the fund's results were driven by a limited number of very large-capitalization stocks. The allocation of the fund reflected a moderate increase in the ownership of stocks and a moderate decrease in its cash position. The fund's performance lagged somewhat as the first half unfolded, due in part to its large cash position and the underperformance of value stocks. OpCap believes the U.S. economic outlook remains positive at this time, but that many stocks are fully valued. Consequently, the fund increased its cash position. At June 30, the fund's net assets were allocated 77 percent to common stocks and 23 percent to cash and cash equivalents. OpCap intends to use the fund's cash reserves to buy stocks OpCap likes as they are available at attractive prices.

OpCap established new positions in several stocks, including Minnesota Mining & Manufacturing Co. (3M), a leading research and technology company that is achieving unit growth of about 10 percent a year. 3M's earnings for the fourth quarter of 1997 fell short of investor expectations, causing the stock to drop and creating an opportunity to buy a superb company at a reasonable price. OpCap expects 3M to be back on track in the next several quarters, translating unit growth into earnings growth.

Other new positions were AlliedSignal, Inc., Chase Manhattan Corp., and Sprint Corp. OpCap sold the fund's shares of Nike, Inc., and Travelers Property Casualty Corp.

Most of the fund's largest holdings performed well. Freddie Mac stock repeatedly reached new highs, benefiting from the company's continued strong business performance. Du Pont benefited from the belief of some investors that

56                    THE ENTERPRISE GROUP OF FUNDS, INC.

the company is about to decide whether to divest its Conoco oil and gas subsidiary. OpCap believes du Pont's new chief executive officer intends to optimize returns on the company's asset base and recognizes that oil and gas production, being a commodity business, is unlikely to earn above-average returns. It seems likely, therefore, that du Pont may part with Conoco, even if a decision is not reached in the immediate future. Citicorp performed well as concerns eased about the potential impact of the Asian financial crisis on the company's earnings. In early April, Citicorp announced plans to merge with Travelers Group, Inc., causing the price of Citicorp stock to rise sharply. McDonald's Corp. stock hit a new high amid signs the company is improving its business performance in the U.S. while continuing to grow internationally.

On the other hand, Boeing Co. continued to have problems with the production of its 737 aircraft. OpCap thinks these problems have been largely overstated by investors. Once Boeing gets beyond its current production difficulties, the stock should be an advantageous investment.

FUTURE INVESTMENT STRATEGY

The fund invests for the long term in reasonably-valued, high-return-on-capital companies run by management teams that OpCap admires and with whom it wants to collaborate. OpCap wants to own businesses that are dominant in their industries and can control their own destinies instead of being subject to the vicissitudes of change.

On balance, OpCap thinks the economic outlook is positive, but there are some concerns. As always, OpCap buys individual stocks, not the indices or the economy. Nonetheless, OpCap remains alert to macro trends because they affect the overall investment environment and the stocks that the fund manager owns.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     57

MANAGED FUND
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
COMMON STOCKS -- 77.21%                                AMOUNT           VALUE
---------------------------------------------------------------------------------
AEROSPACE -- 5.21%
---------------------------------------------------------------------------------
AlliedSignal Inc..................................         20,000   $     887,500
Boeing Company....................................        340,000      15,151,250
Lockheed Martin Corporation.......................         70,000       7,411,250
                                                                    -------------
                                                                       23,450,000

AUTOMOTIVE -- 1.42%
---------------------------------------------------------------------------------
LucasVarity PLC (ADR).............................        160,000       6,370,000

BANKING -- 12.73%
---------------------------------------------------------------------------------
BankBoston Corporation............................        210,000      11,681,250
Chase Manhattan Corporation.......................         60,000       4,530,000
Citicorp..........................................        140,000      20,895,000
M&T Bank Corporation..............................         15,000       8,310,000
Wells Fargo & Company.............................         32,200      11,881,800
                                                                    -------------
                                                                       57,298,050

CHEMICALS -- 10.62%
---------------------------------------------------------------------------------
Dow Chemical Company..............................         80,000       7,735,000
Du Pont (E. I.) de Nemours & Company..............        300,000      22,387,500
Hercules Inc......................................         77,000       3,166,625
Monsanto Company..................................        156,600       8,750,025
Solutia Inc.......................................        200,000       5,737,500
                                                                    -------------
                                                                       47,776,650

COMPUTER HARDWARE -- 1.22%
---------------------------------------------------------------------------------
Intel Corporation.................................         74,200       5,500,075

COMPUTER SOFTWARE -- 0.62%
---------------------------------------------------------------------------------
Computer Associates International Inc.............         50,000       2,778,125

CONSUMER PRODUCTS -- 1.65%
---------------------------------------------------------------------------------
Mattel Inc........................................        175,500       7,425,844

DRUGS & MEDICAL PRODUCTS -- 1.56%
---------------------------------------------------------------------------------
Becton, Dickinson & Company.......................         90,500       7,025,063

ELECTRICAL EQUIPMENT -- 1.04%
---------------------------------------------------------------------------------
Varian Associates Inc.............................        120,000       4,680,000

ELECTRONICS -- 0.28%
---------------------------------------------------------------------------------
Unitrode Corporation (a)..........................        110,000       1,265,000

ENERGY -- 0.56%
---------------------------------------------------------------------------------
Triton Energy Ltd. (a)............................         70,000       2,498,125

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------

FINANCE -- 2.03%
---------------------------------------------------------------------------------
American Express Company..........................         80,000   $   9,120,000

INSURANCE -- 5.99%
---------------------------------------------------------------------------------
ACE Ltd...........................................        256,000       9,984,000
EXEL Ltd..........................................        218,200      16,978,687
                                                                    -------------
                                                                       26,962,687

MACHINERY -- 4.42%
---------------------------------------------------------------------------------
Caterpillar Inc...................................        268,600      14,202,225
Tenneco Inc.......................................        150,000       5,709,375
                                                                    -------------
                                                                       19,911,600

MISC. FINANCIAL SERVICES -- 6.07%
---------------------------------------------------------------------------------
Countrywide Credit Industries Inc.................        130,000       6,597,500
Federal Home Loan Mortgage Corporation............        440,000      20,707,500
                                                                    -------------
                                                                       27,305,000

PAPER & FOREST PRODUCTS -- 2.15%
---------------------------------------------------------------------------------
Champion International Corporation................        197,000       9,689,938

PRINTING & PUBLISHING -- 3.89%
---------------------------------------------------------------------------------
Time Warner Inc...................................        205,000      17,514,687

PUBLISHING -- 2.03%
---------------------------------------------------------------------------------
Donnelley R R & Sons Company......................        200,000       9,150,000

RAW MATERIALS -- 2.19%
---------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Company..........        120,000       9,862,500

RESTAURANTS -- 5.21%
---------------------------------------------------------------------------------
McDonald's Corporation............................        340,000      23,460,000

TECHNOLOGY -- 1.03%
---------------------------------------------------------------------------------
National Semiconductor Corporation (a)............        350,000       4,615,625

TELECOMMUNICATIONS -- 4.85%
---------------------------------------------------------------------------------
Sprint Corporation................................        150,000      10,575,000
Telecom-TCI Ventures Group A (a)..................        560,000      11,235,000
                                                                    -------------
                                                                       21,810,000

TRANSPORTATION -- 0.44%
---------------------------------------------------------------------------------

58                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Union Pacific Corporation.........................         45,000   $   1,985,625
TOTAL COMMON STOCKS
(IDENTIFIED COST $249,930,618)...................................     347,454,594
---------------------------------------------------------------------------------

COMMERCIAL PAPER -- 15.67%
---------------------------------------------------------------------------------
Goldman Sachs Group L P 5.51% due 08/10/98........  $  20,000,000      19,877,556
Household Finance Corporation 5.53% due
07/17/98..........................................     10,000,000       9,975,422
IBM Credit Corporation 5.49% due 07/13/98.........     10,820,000      10,800,199
Prudential Funding Corporation 5.53% due
07/27/98..........................................     15,000,000      14,940,092
Deere (John) Capital Corporation 5.52% due
07/28/98..........................................     15,000,000      14,937,900
                                                                    -------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $70,531,169)....................................      70,531,169
---------------------------------------------------------------------------------

SHORT TERM GOVERNMENT SECURITIES -- 2.22%
---------------------------------------------------------------------------------
Federal Home Loan Bank Consolidated Discount Note,
5.39% due 07/22/98................................     10,000,000       9,968,558
TOTAL SHORT TERM GOVERNMENT SECURITIES
(IDENTIFIED COST $9,968,558).....................................       9,968,558
---------------------------------------------------------------------------------
                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 4.58%
---------------------------------------------------------------------------------
State Street Bank & Trust Repurchase Agreement,
5.00% due 07/01/98
Collateral: U.S. Treasury Bond $13,160,000 12.50%
due 08/15/14 Value $21,038,208....................  $  20,625,000   $  20,625,000
                                                                    -------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $20,625,000)....................................      20,625,000
---------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $351,055,345)...................................   $ 448,579,321
OTHER ASSETS LESS LIABILITIES -- 0.32%...........................       1,437,659
                                                                    -------------
NET ASSETS -- 100%...............................................   $ 450,016,980
---------------------------------------------------------------------------------

(a) Non-income producing security.
ADR American Depository Receipts.

See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     59

THE ENTERPRISE MONEY MARKET FUND

ENTERPRISE CAPITAL MANAGEMENT, INC.
Atlanta, Georgia

INVESTMENT MANAGEMENT

Enterprise Capital Management is a wholly owned subsidiary of the Mutual Life Insurance Company of New York, and has managed the Enterprise Money Market Fund since May 1, 1992.

INVESTMENT OBJECTIVE

The objective of the Enterprise Money Market Fund is the highest possible level of current income consistent with the preservation of capital and liquidity in obligations maturing in one year or less from the time of purchase. An investment in the fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00. Past performance is no guarantee of future results and the yield will fluctuate.

INVESTMENT PHILOSOPHY

Enterprise invests primarily in high-quality (A-1/P-1) short-term money market instruments, principally commercial paper. While interest rate projection is not a key component of the management style, Enterprise does emphasize purchases primarily in a maturity range of 60 to 120 days to provide flexibility in responding to significant changes in the market.

FIRST HALF 1998 PERFORMANCE REVIEW

Early in 1998, the bond market's volatility eased significantly from prior quarters. Interest rates were largely range-bound during the period. Market expectations regarding the Federal Reserve's willingness to loosen monetary policy via a lowering in the Federal Reserve funds rate slowly dissipated. Investors had hoped the turmoil in the Asian financial and currency markets, coupled with the expected economic drag from the U.S.'s deteriorating trade position with Japan and other Asian countries under pressure, might prompt the Fed to ease. Unfortunately for these bullish market players, the buoyancy of the U.S. economy kept the Fed on hold and dashed any such hopes.

As the period progressed, the bond market experienced another bout of relatively strong volatility as positive or negative developments in the efforts to resolve the difficulties in Asia largely governed the direction of trading. Despite the renewed turbulence, interest rates remained range-bound (the 30-year bond trading between 5.57 percent and 6.07 percent). Concerns regarding the Federal Reserve Board's willingness to alter monetary policy via a change in the overnight Fed funds rate were put aside as the bond market began to trade in lockstep with yen/dollar movements during the latter part of the period. Investors focused on the prospects for the Japanese government and regulatory apparatus to deal with the potential collapse of Japan's undercapitalized banking system and the need to pull Japan out of its recession and give a lift to other ailing Asian economies. Skepticism persisted over whether Japan's political and bureaucratic establishment has the fortitude and ability to carry out long-needed reforms. Against this backdrop, the U.S. economy continued to move forward, although the second quarter seemed to represent a slowdown from the first quarter's blistering 4.8 percent real Gross Domestic Product pace. The Asian drag appeared definitely to have stunted second quarter real Gross Domestic Product growth, probably down to one percent. While there were certainly soft spots such as trade and capital investment, many pockets of strength

60                    THE ENTERPRISE GROUP OF FUNDS, INC.

remained (housing, construction, and autos, for example). Second quarter monthly non-farm payroll growth averaged 278,000 versus 205,000 in the first quarter. Thus, the unemployment rate fell to 4.5 percent at quarter end. The levels for hours worked, hourly earnings and consumer confidence all remained healthy.

Inflation has been negligible in both the consumer and producer sectors. The Consumer Price Index increased a manageable 0.3 percent in May and 1.7 percent year over year. Wholesale prices, as reflected in the Producer Price Index, fell
0.1 percent in June and dropped 0.8 percent year over year. Wage inflation has picked up but has not yet been passed through in the form of higher prices to consumers, mainly due to very weak commodities prices (oil, for example) due in part to the Asian situation. Consequently, while economic measures pointed to a healthy economy that may have been experiencing somewhat of a pause before rebounding in the third quarter, mild inflation and uncertainty over Asia's ability to address its problems left the Fed on hold as far as a change in interest rates. Nevertheless, given the 30-year Treasury bond trading almost on top of Fed Funds (target of 5.50 percent), the Fed's tightening bias, and building wage pressures, something seems likely to give in the second half of 1998 as market expectations may not be fulfilled.

The yield curve flattened significantly later in the period, particularly in the term area two years and longer. Interest rates on the long bond dropped 0.30 percent from a yield of 5.93 percent at March 31 to 5.63 percent at the end of the second quarter. The short end also rallied, albeit modestly, as evidenced by the three month Treasury bill's four basis-point drop in yield from 5.13 percent at March 31 at 5.09 percent at June 30.

FUTURE INVESTMENT STRATEGY

With the Fed having formally adopted a tightening bias during the first half of 1998, expectations are that the Fed's next move may be an upward adjustment in the Fed Funds rate. However, market sentiment on the timing of such a move is that the Fed is at least several months away from carrying out a tightening. The average maturity of the fund will be extended selectively to capitalize on opportunities where the fund will be rewarded for duration extension. Such opportunities became increasingly available toward the end of the second quarter. The fund, therefore, is being managed to react quickly to the change of investor expectations. Short maturity investments allow flexibility, while some longer maturity investments lock in yields.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     61

MONEY MARKET FUND
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
COMMERCIAL PAPER -- 89.64%                             AMOUNT         VALUE
------------------------------------------------------------------------------
Abbott Labs 5.54% due 07/28/98....................    $3,000,000   $ 2,987,535
American Crystal Sugar Years 1&2 5.78% due
07/22/98..........................................       900,000       896,966
American Express Credit Corporation, 5.50% due
07/01/98..........................................       300,000       300,000
American Express Credit Corporation, 5.51% due
08/14/98..........................................     1,800,000     1,787,878
Asset Backed Securities Investment Trust Series
1997 - E, 5.63% due 08/15/98......................     1,000,000     1,000,000
Asset Backed Securities Investment Trust Series
1997 - I, 5.69% due 10/15/98......................     2,000,000     2,000,000
Associates Corporation of North America, 5.52% due
07/07/98..........................................     2,000,000     1,998,160
Associates Corporation of North America, 5.52% due
07/21/98..........................................     1,600,000     1,595,093
Avco Financial Services Inc. 5.57% due 09/01/98...     4,000,000     3,961,629
Bank of New York 5.51% due 07/16/98...............     2,000,000     1,995,408
Bell Atlantic Financial Services 5.52% due
08/04/98..........................................     4,500,000     4,476,540
Capital One Funding Corporation 5.71% due
03/01/17..........................................     2,300,000     2,300,000
Chevron Oil Finance Company 5.50% due 07/27/98....     1,200,000     1,195,233
Commercial Credit Company 5.51% due 07/06/98......     4,000,000     3,996,939
Dominion Resources Inc. 5.65% due 07/14/98........       500,000       498,980
Dupont (E. I.) De Nemours & Company, 5.54% due
07/24/98..........................................     2,000,000     1,992,921
Enterprise Funding Corporation 5.52% due
08/19/98..........................................     1,375,000     1,364,669
Enterprise Funding Corporation 5.53% due
07/15/98..........................................       500,000       498,925
General Electric Capital Corporation, 5.51% due
07/14/98..........................................     1,000,000       998,010
General Electric Capital Corporation, 5.52% due
07/20/98..........................................     2,200,000     2,193,591
General Motors Acceptance Corporation, 5.50% due
07/09/98..........................................     2,500,000     2,496,944
General Motors Acceptance Corporation, 5.54% due
07/24/98..........................................     1,100,000     1,096,107
Goldman Sachs Group L P 5.653% due 07/15/98.......     4,000,000     4,000,000

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
Houston Industries Finance Company Years 1&2,
5.72% due 07/06/98................................    $  900,000   $   899,285
John Hancock Capital Corporation 5.56% due
07/10/98..........................................     3,200,000     3,195,552
Lehman Brothers Inc. 5.54% due 07/13/98...........     3,500,000     3,493,537
Lehman Brothers Inc. 5.59% due 07/17/98...........     1,000,000       997,516
Merrill Lynch & Company Inc. 5.56% due 07/30/98...     1,000,000       995,521
Metropolitan Life Funding Inc. 5.51% due
07/09/98..........................................     4,676,000     4,670,275
Paccar Financial Corporation 5.55% due 07/06/98...     3,000,000     2,997,688
Province De Quebec 5.53% due 07/15/98.............     2,600,000     2,594,409
Prudential Funding Corporation 5.51% due
07/16/98..........................................     1,200,000     1,197,245
Riverwoods Funding Corporation 5.51% due
07/13/98..........................................     4,600,000     4,591,551
Sears Roebuck Acceptance Corporation, 5.52% due
07/15/98..........................................     2,750,000     2,744,096
Sears Roebuck Acceptance Corporation, 5.56% due
08/13/98..........................................     2,000,000     1,986,717
Texaco Inc. 5.50% due 08/14/98....................     4,500,000     4,469,750
Transamerica Finance Group Inc. 5.50% due
08/25/98..........................................     3,500,000     3,470,590
Transamerica Financial Canada 5.50% due
07/15/98..........................................     1,002,000       999,856
Household Finance Corporation 5.50% due
08/10/98..........................................     4,000,000     3,975,556
                                                                   -----------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $88,910,672)...................................    88,910,672
------------------------------------------------------------------------------

CERTIFICATE OF DEPOSIT -- 5.04%
------------------------------------------------------------------------------
Bank Of Nova Scotia 5.74% due 05/07/99............     3,000,000     2,999,528
National Westminster Bank PLC 5.86% due
08/10/98..........................................     2,000,000     1,999,805
                                                                   -----------
TOTAL CERTIFICATE OF DEPOSIT
(IDENTIFIED COST $4,999,333)....................................     4,999,333
------------------------------------------------------------------------------

62                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1998
--------------------------------------------------------------------------------

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
SHORT TERM GOVERNMENT                                  AMOUNT         VALUE
SECURITIES -- 1.91%
------------------------------------------------------------------------------
Federal Home Loan Bank 5.69% due 10/02/98.........    $1,500,000   $ 1,500,443
Federal Home Loan Mortgage Discount Notes, 5.40%
due 07/31/98......................................       400,000       398,200
                                                                   -----------
TOTAL SHORT TERM GOVERNMENT SECURITIES
(IDENTIFIED COST $1,898,643)....................................     1,898,643
------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 0.18%
------------------------------------------------------------------------------
State Street Bank & Trust Repurchase Agreement,
2.00% due 07/01/98
Collateral: U.S. Treasury Bond $125,000 12% due
8/15/13 Value $190,340............................    $  180,000   $   180,000
                                                                   -----------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $180,000)......................................       180,000
------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $95,988,648)...................................   $95,988,648
OTHER ASSETS LESS LIABILITIES -- 3.23%..........................     3,203,794
                                                                   -----------
NET ASSETS -- 100%..............................................   $99,192,442
------------------------------------------------------------------------------

See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     63

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

June 30, 1998
--------------------------------------------------------------------------------

                                                                    GROWTH
                                                                  AND INCOME    EQUITY INCOME
                                  GROWTH FUND      EQUITY FUND       FUND            FUND
                                ----------------  -------------  -------------  --------------
ASSETS:
----------------------------------------------------------------------------------------------
  Investments at value          $  1,099,592,438  $  10,646,333  $  44,631,422  $  143,417,872
----------------------------------------------------------------------------------------------
  Foreign currency at value
   (identified
   cost-$1,229,711)                           --             --             --              --
----------------------------------------------------------------------------------------------
  Receivable for fund shares
   sold                                9,757,444        227,092        570,984         519,985
----------------------------------------------------------------------------------------------
  Receivable for investments
   sold                                  279,282             --             --              --
----------------------------------------------------------------------------------------------
  Dividends and interest
   receivable                            737,220          7,927         21,064         188,552
----------------------------------------------------------------------------------------------
  Due from investment adviser                 --          5,895         13,350           7,936
----------------------------------------------------------------------------------------------
  Cash and other assets                   45,025        152,429         35,587          45,718
----------------------------------------------------------------------------------------------
    Total assets                $  1,110,411,409  $  11,039,676  $  45,272,407  $  144,180,063
----------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------------
  Payable for fund shares
   redeemed                            3,870,499         16,989             --          96,451
----------------------------------------------------------------------------------------------
  Payable for investments
   purchased                                  --             --         75,889              --
----------------------------------------------------------------------------------------------
  Dividends and distributions
   payable                                    --             --             --          35,743
----------------------------------------------------------------------------------------------
  Investment advisory fee
   payable                               642,213          6,097         26,032          87,832
----------------------------------------------------------------------------------------------
  Distribution fee payable               524,392          6,024         15,189          67,190
----------------------------------------------------------------------------------------------
  Forward currency contracts
   (net), payable                             --             --             --              --
----------------------------------------------------------------------------------------------
  Other accrued expenses                 344,777         56,921         22,193          70,030
----------------------------------------------------------------------------------------------
    Total liabilities           $      5,381,881  $      86,031  $     139,303  $      357,246
----------------------------------------------------------------------------------------------
NET ASSETS                      $  1,105,029,528  $  10,953,645  $  45,133,104  $  143,822,817
----------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS
----------------------------------------------------------------------------------------------
Accumulated paid-in capital          775,325,292      9,972,762     36,109,914      99,434,107
----------------------------------------------------------------------------------------------
Undistributed net investment
 income (loss)                        (3,019,491)         5,311        101,176           2,247
----------------------------------------------------------------------------------------------
Accumulated net realized gain
 (loss) on investments                44,491,175        140,261        484,000       8,800,643
----------------------------------------------------------------------------------------------
Accumulated net realized gain
 (loss) on futures                            --             --             --              --
----------------------------------------------------------------------------------------------
Unrealized appreciation
 (depreciation) of investments
 and foreign currencies
 denominated amounts                 288,232,552        835,311      8,438,014      35,585,820
----------------------------------------------------------------------------------------------
Net assets                      $  1,105,029,528  $  10,953,645  $  45,133,104  $  143,822,817
----------------------------------------------------------------------------------------------
CLASS A: NET ASSETS             $    659,057,529  $   5,115,506  $  11,372,869  $  110,637,278
----------------------------------------------------------------------------------------------
Shares outstanding                    32,454,285        773,625        404,545       3,875,704
----------------------------------------------------------------------------------------------
Net asset value and redemption
 price per share                          $20.31          $6.61         $28.11          $28.55
----------------------------------------------------------------------------------------------
Sales charge per share                     $1.01          $0.33          $1.40           $1.42
----------------------------------------------------------------------------------------------
Maximum offering price per
 share, including sales charge
 of 4.75%                                 $21.32          $6.94         $29.51          $29.97
----------------------------------------------------------------------------------------------
CLASS B: NET ASSETS             $    305,519,991  $   4,959,033  $  12,778,932  $   28,781,277
----------------------------------------------------------------------------------------------
Shares outstanding                    15,315,933        753,912        456,499       1,018,516
----------------------------------------------------------------------------------------------
Net asset value and offering
 price per share                          $19.95          $6.58         $27.99          $28.26
----------------------------------------------------------------------------------------------
CLASS C: NET ASSETS             $     78,889,621  $     879,106  $   2,953,289  $    4,288,238
----------------------------------------------------------------------------------------------
Shares outstanding                     3,908,852        133,587        105,512         151,051
----------------------------------------------------------------------------------------------
Net asset value and offering
 price per share                          $20.18          $6.58         $27.99          $28.39
----------------------------------------------------------------------------------------------
CLASS Y: NET ASSETS             $     61,562,387  $          --  $  18,028,014  $      116,024
----------------------------------------------------------------------------------------------
Shares outstanding                     3,005,435             --        638,613           4,065
----------------------------------------------------------------------------------------------
Net asset value, offering and
 redemption price per share               $20.48            $--         $28.23          $28.54
----------------------------------------------------------------------------------------------
INVESTMENTS AT COST             $    811,359,886  $   9,811,022  $  36,193,408  $  107,832,052
----------------------------------------------------------------------------------------------

See notes to financial statements.

64                    THE ENTERPRISE GROUP OF FUNDS, INC.

                                   CAPITAL          SMALL          SMALL                       GOVERNMENT
                                 APPRECIATION      COMPANY     COMPANY VALUE   INTERNATIONAL   SECURITIES      HIGH-YIELD
                                     FUND        GROWTH FUND        FUND        GROWTH FUND       FUND         BOND FUND
                                --------------  -------------  --------------  -------------  -------------  --------------
ASSETS:
---------------------------------------------------------------------------------------------------------------------------
  Investments at value          $  135,215,419  $  27,709,767  $  138,973,455  $  71,785,499  $  94,419,184  $  106,864,965
---------------------------------------------------------------------------------------------------------------------------
  Foreign currency at value
   (identified
   cost-$1,229,711)                         --             --              --      1,224,339             --              --
---------------------------------------------------------------------------------------------------------------------------
  Receivable for fund shares
   sold                                522,314        145,741       2,078,150        199,914        190,847         820,386
---------------------------------------------------------------------------------------------------------------------------
  Receivable for investments
   sold                                     --         40,394          38,552        952,209             --              --
---------------------------------------------------------------------------------------------------------------------------
  Dividends and interest
   receivable                           40,080            485          55,892        266,850        574,600       1,926,217
---------------------------------------------------------------------------------------------------------------------------
  Due from investment adviser               --         18,157          24,276          7,349          7,898          10,753
---------------------------------------------------------------------------------------------------------------------------
  Cash and other assets                 72,337         24,468         (30,261)        46,436         21,386          24,353
---------------------------------------------------------------------------------------------------------------------------
    Total assets                $  135,850,150  $  27,939,012  $  141,140,064  $  74,482,596  $  95,213,915  $  109,646,674
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------------------------------
  Payable for fund shares
   redeemed                             94,408        243,644          65,911        124,469         31,825          28,277
---------------------------------------------------------------------------------------------------------------------------
  Payable for investments
   purchased                                --        285,641       4,411,517      1,275,240             --         718,112
---------------------------------------------------------------------------------------------------------------------------
  Dividends and distributions
   payable                                  --             --              --             --         77,788         131,162
---------------------------------------------------------------------------------------------------------------------------
  Investment advisory fee
   payable                              80,309         21,674          78,865         49,462         46,681          52,442
---------------------------------------------------------------------------------------------------------------------------
  Distribution fee payable              53,094          9,201          72,555         28,435         40,441          53,966
---------------------------------------------------------------------------------------------------------------------------
  Forward currency contracts
   (net), payable                           --             --              --        461,034             --              --
---------------------------------------------------------------------------------------------------------------------------
  Other accrued expenses                81,877         20,110          58,025         82,187         37,148          52,538
---------------------------------------------------------------------------------------------------------------------------
    Total liabilities           $      309,688  $     580,270  $    4,686,873  $   2,020,827  $     233,883  $    1,036,497
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                      $  135,540,462  $  27,358,742  $  136,453,191  $  72,461,769  $  94,980,032  $  108,610,177
---------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Accumulated paid-in capital         69,318,434     25,541,403     117,146,959     62,279,724     98,689,195     105,354,891
---------------------------------------------------------------------------------------------------------------------------
Undistributed net investment
 income (loss)                        (667,666)      (194,895)       (249,134)       370,023             --              --
---------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain
 (loss) on investments              22,245,448     (1,036,273)      2,879,466      1,665,979     (3,929,644)      1,418,578
---------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain
 (loss) on futures                          --             --              --             --             --         (62,305)
---------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation
 (depreciation) of investments
 and foreign currencies
 denominated amounts                44,644,246      3,048,507      16,675,900      8,146,043        220,481       1,899,013
---------------------------------------------------------------------------------------------------------------------------
Net assets                      $  135,540,462  $  27,358,742  $  136,453,191  $  72,461,769  $  94,980,032  $  108,610,177
---------------------------------------------------------------------------------------------------------------------------
CLASS A: NET ASSETS             $  123,511,005  $   8,232,302  $   77,041,403  $  42,876,962  $  68,270,469  $   73,015,635
---------------------------------------------------------------------------------------------------------------------------
Shares outstanding                   2,921,518        352,570       8,920,128      2,271,283      5,645,353       5,873,436
---------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption
 price per share                        $42.28         $23.35           $8.64         $18.88         $12.09          $12.43
---------------------------------------------------------------------------------------------------------------------------
Sales charge per share                   $2.11          $1.16           $0.43          $0.94          $0.60           $0.62
---------------------------------------------------------------------------------------------------------------------------
Maximum offering price per
 share, including sales charge
 of 4.75%                               $44.39         $24.51           $9.07         $19.82         $12.69          $13.05
---------------------------------------------------------------------------------------------------------------------------
CLASS B: NET ASSETS             $   11,397,584  $   6,251,302  $   50,688,191  $  14,244,437  $  17,397,073  $   30,424,005
---------------------------------------------------------------------------------------------------------------------------
Shares outstanding                     275,340        269,144       5,978,347        764,880      1,438,778       2,447,424
---------------------------------------------------------------------------------------------------------------------------
Net asset value and offering
 price per share                        $41.39         $23.23           $8.48         $18.62         $12.09          $12.43
---------------------------------------------------------------------------------------------------------------------------
CLASS C: NET ASSETS             $      431,094  $   1,985,249  $    8,480,394  $   2,261,404  $   1,427,075  $    4,116,294
---------------------------------------------------------------------------------------------------------------------------
Shares outstanding                      10,256         85,482         986,741        120,515        118,006         331,121
---------------------------------------------------------------------------------------------------------------------------
Net asset value and offering
 price per share                        $42.03         $23.22           $8.59         $18.76         $12.09          $12.43
---------------------------------------------------------------------------------------------------------------------------
CLASS Y: NET ASSETS             $      200,779  $  10,889,889  $      243,203  $  13,078,966  $   7,885,415  $    1,054,243
---------------------------------------------------------------------------------------------------------------------------
Shares outstanding                       4,747        464,543          27,864        691,368        652,248          84,809
---------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and
 redemption price per share             $42.30         $23.44           $8.73         $18.92         $12.09          $12.43
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS AT COST             $   90,571,173  $  24,661,260  $  122,297,555  $  63,169,457  $  94,198,703  $  104,965,952
---------------------------------------------------------------------------------------------------------------------------


                                 TAX-EXEMPT                     MONEY MARKET
                                 INCOME FUND    MANAGED FUND        FUND
                                -------------  --------------  --------------
ASSETS:
--------------------------------------------------------------------------------------------
  Investments at value          $  27,062,108  $  448,579,321  $   95,988,648
------------------------------------------------------------------------------------------------------------
  Foreign currency at value
   (identified
   cost-$1,229,711)                        --              --              --
---------------------------------------------------------------------------------------------------------------------------

  Receivable for fund shares
   sold                                 4,963       1,911,375       4,136,579
---------------------------------------------------------------------------------------------------------------------------

  Receivable for investments
   sold                                    --              --              --
---------------------------------------------------------------------------------------------------------------------------

  Dividends and interest
   receivable                         450,012         237,649         227,860
---------------------------------------------------------------------------------------------------------------------------

  Due from investment adviser            (940)             --              --
---------------------------------------------------------------------------------------------------------------------------

  Cash and other assets                77,890         267,320          71,427
---------------------------------------------------------------------------------------------------------------------------

    Total assets                $  27,594,033  $  450,995,665  $  100,424,514
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
---------------------------------------------------------------------------------------------------------------------------

  Payable for fund shares
   redeemed                           111,833         338,251       1,127,375
---------------------------------------------------------------------------------------------------------------------------

  Payable for investments
   purchased                               --              --              --
---------------------------------------------------------------------------------------------------------------------------

  Dividends and distributions
   payable                             23,973              --          15,094
---------------------------------------------------------------------------------------------------------------------------

  Investment advisory fee
   payable                             11,331         270,338          27,851
---------------------------------------------------------------------------------------------------------------------------

  Distribution fee payable             11,821         198,362              --
---------------------------------------------------------------------------------------------------------------------------

  Forward currency contracts
   (net), payable                          --              --              --
---------------------------------------------------------------------------------------------------------------------------

  Other accrued expenses               22,218         171,734          61,752
---------------------------------------------------------------------------------------------------------------------------

    Total liabilities           $     181,176  $      978,685  $    1,232,072
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS                      $  27,412,857  $  450,016,980  $   99,192,442
---------------------------------------------------------------------------------------------------------------------------

ANALYSIS OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

Accumulated paid-in capital        25,473,918     334,197,238      99,192,442
---------------------------------------------------------------------------------------------------------------------------

Undistributed net investment
 income (loss)                             --         993,620              --
---------------------------------------------------------------------------------------------------------------------------

Accumulated net realized gain
 (loss) on investments                613,194      17,302,146              --
---------------------------------------------------------------------------------------------------------------------------

Accumulated net realized gain
 (loss) on futures                         --              --              --
---------------------------------------------------------------------------------------------------------------------------

Unrealized appreciation
 (depreciation) of investments
 and foreign currencies
 denominated amounts                1,325,745      97,523,976              --
---------------------------------------------------------------------------------------------------------------------------

Net assets                      $  27,412,857  $  450,016,980  $   99,192,442
---------------------------------------------------------------------------------------------------------------------------

CLASS A: NET ASSETS             $  23,698,643  $  188,498,864  $   87,338,745
---------------------------------------------------------------------------------------------------------------------------

Shares outstanding                  1,688,577      18,225,196      87,338,745
---------------------------------------------------------------------------------------------------------------------------

Net asset value and redemption
 price per share                       $14.03          $10.34           $1.00
---------------------------------------------------------------------------------------------------------------------------

Sales charge per share                  $0.70           $0.52             $--
---------------------------------------------------------------------------------------------------------------------------

Maximum offering price per
 share, including sales charge
 of 4.75%                              $14.73          $10.86           $1.00
---------------------------------------------------------------------------------------------------------------------------

CLASS B: NET ASSETS             $   3,299,507  $  154,327,709  $    6,609,027
---------------------------------------------------------------------------------------------------------------------------

Shares outstanding                    235,083      15,071,240       6,609,027
---------------------------------------------------------------------------------------------------------------------------

Net asset value and offering
 price per share                       $14.04          $10.24           $1.00
---------------------------------------------------------------------------------------------------------------------------

CLASS C: NET ASSETS             $     414,707  $    9,609,304  $    2,552,742
---------------------------------------------------------------------------------------------------------------------------

Shares outstanding                     29,549         936,021       2,552,742
---------------------------------------------------------------------------------------------------------------------------

Net asset value and offering
 price per share                       $14.03          $10.27           $1.00
---------------------------------------------------------------------------------------------------------------------------

CLASS Y: NET ASSETS             $          --  $   97,581,103  $    2,691,928
---------------------------------------------------------------------------------------------------------------------------

Shares outstanding                         --       9,392,691       2,691,928
---------------------------------------------------------------------------------------------------------------------------

Net asset value, offering and
 redemption price per share               $--          $10.39           $1.00
---------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AT COST             $  25,736,363  $  351,055,345  $   95,988,648
---------------------------------------------------------------------------------------------------------------------------


                      THE ENTERPRISE GROUP OF FUNDS, INC.                     65

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

Six Months Ended June 30, 1998
--------------------------------------------------------------------------------

                                                             GROWTH         EQUITY          CAPITAL
                                                 EQUITY    AND INCOME       INCOME        APPRECIATION
                                GROWTH FUND       FUND        FUND           FUND            FUND
                                -----------     --------   ----------     -----------     -----------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
  Dividends                     $ 2,981,336(1)  $ 39,274   $  177,987(1)  $ 1,411,109(1)  $   193,748(1)
-----------------------------------------------------------------------------------------------------
  Interest                        1,137,739       33,454      152,831         387,560          70,643
-----------------------------------------------------------------------------------------------------
    Total                         4,119,075       72,728      330,818       1,798,669         264,391
-----------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------
  Management fees                 3,285,107       27,193      123,000         499,875         469,623
-----------------------------------------------------------------------------------------------------
  Distribution fees, Class A      1,227,791        8,685       16,832         238,639         260,739
-----------------------------------------------------------------------------------------------------
  Distribution fees, Class B      1,141,880       14,442       33,561         121,053          45,464
-----------------------------------------------------------------------------------------------------
  Distribution fees, Class C        244,312        2,515        7,642          14,654           1,128
-----------------------------------------------------------------------------------------------------
  Transfer agent fees               741,487       26,874       55,065         138,430          99,947
-----------------------------------------------------------------------------------------------------
  Custodian and accounting
   fees                              68,514       11,503       20,230          30,954          24,342
-----------------------------------------------------------------------------------------------------
  Audit and legal fees               22,929        3,325       12,244           6,742           7,768
-----------------------------------------------------------------------------------------------------
  Reports to shareholders           147,934       (5,587)       2,833          24,638          16,142
-----------------------------------------------------------------------------------------------------
  Registration fees                  57,054        3,731       17,783           7,817           5,653
-----------------------------------------------------------------------------------------------------
  Directors' fees                     1,880        1,876        2,220           1,880           1,880
-----------------------------------------------------------------------------------------------------
  Other expenses                    195,335        2,213       10,916          15,723           5,252
-----------------------------------------------------------------------------------------------------
      Total expenses              7,134,223       96,770      302,326       1,100,405         937,938
-----------------------------------------------------------------------------------------------------
    Less: Expense
     reimbursement                       --      (29,432)     (70,474)        (26,276)             --
-----------------------------------------------------------------------------------------------------
    Total expenses, net of
     reimbursement                7,134,223       67,338      231,852       1,074,129         937,938
-----------------------------------------------------------------------------------------------------
Net investment income (loss)     (3,015,148)       5,390       98,966         724,540        (673,547)
-----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
   security transactions         39,624,082      167,175      478,957       6,991,808      21,673,635
-----------------------------------------------------------------------------------------------------
  Net realized gain on foreign
   currency transactions                 --           --           --              --              --
-----------------------------------------------------------------------------------------------------
  Net realized loss from
   futures transactions                  --           --           --              --              --
-----------------------------------------------------------------------------------------------------
  Net change in unrealized
   gain (loss) of investments   121,546,305      460,675    2,448,681       2,661,708         992,678
-----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS     161,170,387      627,850    2,927,638       9,653,516      22,666,313
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS                     $158,155,239    $633,240   $3,026,604     $10,378,056     $21,992,766
-----------------------------------------------------------------------------------------------------

(1) Net of foreign taxes withheld of $35,922 for Growth, $1,617 for Growth and Income, $5,319 for Equity Income, $2,654 for Capital Appreciation, $121,438 for International Growth, $1,053 for High-Yield Bond, and $11,434 for Managed.
See notes to financial statements.

66                    THE ENTERPRISE GROUP OF FUNDS, INC.

                                  SMALL
                                 COMPANY     SMALL                      GOVERNMENT
                                 GROWTH     COMPANY    INTERNATIONAL    SECURITIES  HIGH-YIELD     TAX-EXEMPT     MANAGED
                                  FUND     VALUE FUND  GROWTH FUND         FUND     BOND FUND      INCOME FUND     FUND
                                ---------  ----------  ------------     ----------  ----------     -----------  -----------
INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------------------------------
  Dividends                     $  13,048  $  359,753   $   885,641(1)  $       --  $   11,250(1)  $       --   $ 2,106,991(1)
---------------------------------------------------------------------------------------------------------------------------
  Interest                         12,680     403,200       108,908      3,229,989   4,273,616        739,397     2,024,110
---------------------------------------------------------------------------------------------------------------------------
    Total                          25,728     762,953       994,549      3,229,989   4,284,866        739,397     4,131,101
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------------------------------------
  Management fees                 125,490     383,590       282,203        273,070     294,125         66,847     1,498,548
---------------------------------------------------------------------------------------------------------------------------
  Distribution fees, Class A       15,403     138,490        91,855        153,033     156,862         52,759       390,717
---------------------------------------------------------------------------------------------------------------------------
  Distribution fees, Class B       22,607     176,184        59,179         71,614     124,524         15,013       655,365
---------------------------------------------------------------------------------------------------------------------------
  Distribution fees, Class C        6,676      26,635         8,249          5,339      12,600          1,439        31,920
---------------------------------------------------------------------------------------------------------------------------
  Transfer agent fees              51,676     211,033       101,358         71,482      99,521         24,022       384,195
---------------------------------------------------------------------------------------------------------------------------
  Custodian and accounting
   fees                            29,676      33,446       107,249         25,790      37,895         19,254        42,751
---------------------------------------------------------------------------------------------------------------------------
  Audit and legal fees             12,252       3,167         6,083          5,999       5,235          1,308        17,019
---------------------------------------------------------------------------------------------------------------------------
  Reports to shareholders           5,678      25,830        16,986         11,507      12,512         (7,931 )      67,185
---------------------------------------------------------------------------------------------------------------------------
  Registration fees                17,783       8,923         6,324          5,837       6,511          7,137         8,308
---------------------------------------------------------------------------------------------------------------------------
  Directors' fees                   2,220       1,880         1,880          1,880       1,880          1,880         1,880
---------------------------------------------------------------------------------------------------------------------------
  Other expenses                    6,945      34,445         6,201          8,212      14,997          1,448        36,760
---------------------------------------------------------------------------------------------------------------------------
      Total expenses              296,406   1,043,623       687,567        633,763     766,662        183,176     3,134,648
---------------------------------------------------------------------------------------------------------------------------
    Less: Expense
     reimbursement                (76,034)    (37,026)      (13,678)       (16,928)    (56,000)       (27,064 )          --
---------------------------------------------------------------------------------------------------------------------------
    Total expenses, net of
     reimbursement                220,372   1,006,597       673,889        616,835     710,662        156,112     3,134,648
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     (194,644)   (243,644)      320,660      2,613,154   3,574,204        583,285       996,453
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
   security transactions         (812,955)  2,383,804     3,372,498        135,988   1,195,472        613,175    16,925,919
---------------------------------------------------------------------------------------------------------------------------
  Net realized gain on foreign
   currency transactions               --          --    (1,127,520)            --          --             --            --
---------------------------------------------------------------------------------------------------------------------------
  Net realized loss from
   futures transactions                --          --            --             --          --             --            --
---------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized
   gain (loss) of investments     777,145   7,784,537     5,139,817        349,173    (742,786)      (434,049 )  24,733,989
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS       (35,810) 10,168,341     7,384,795        485,161     452,686        179,126    41,659,908
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS                     $(230,454) $9,924,697   $ 7,705,455     $3,098,315  $4,026,890     $  762,411   $42,656,361
---------------------------------------------------------------------------------------------------------------------------


                                  MONEY
                                  MARKET
                                   FUND
                                ----------
INVESTMENT INCOME:
-----------------------------------------------------
  Dividends                     $       --
----------------------------------------------------------------
  Interest                       2,543,381
---------------------------------------------------------------------------
    Total                        2,543,381
--------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------------
  Management fees                  157,519
------------------------------------------------------------------------------------------------------------
  Distribution fees, Class A            --
-----------------------------------------------------------------------------------------------------------------------
  Distribution fees, Class B            --
---------------------------------------------------------------------------------------------------------------------------

  Distribution fees, Class C            --
---------------------------------------------------------------------------------------------------------------------------

  Transfer agent fees               46,603
---------------------------------------------------------------------------------------------------------------------------

  Custodian and accounting
   fees                             21,147
---------------------------------------------------------------------------------------------------------------------------

  Audit and legal fees               3,608
---------------------------------------------------------------------------------------------------------------------------

  Reports to shareholders           13,601
---------------------------------------------------------------------------------------------------------------------------

  Registration fees                  6,026
---------------------------------------------------------------------------------------------------------------------------

  Directors' fees                    1,880
---------------------------------------------------------------------------------------------------------------------------

  Other expenses                    54,523
---------------------------------------------------------------------------------------------------------------------------

      Total expenses               304,907
---------------------------------------------------------------------------------------------------------------------------

    Less: Expense
     reimbursement                      --
---------------------------------------------------------------------------------------------------------------------------

    Total expenses, net of
     reimbursement                 304,907
---------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)     2,238,473
---------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------------------------------

  Net realized gain (loss) on
   security transactions                --
---------------------------------------------------------------------------------------------------------------------------

  Net realized gain on foreign
   currency transactions                --
---------------------------------------------------------------------------------------------------------------------------

  Net realized loss from
   futures transactions                 --
---------------------------------------------------------------------------------------------------------------------------

  Net change in unrealized
   gain (loss) of investments           --
---------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS             --
---------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS                     $2,238,473
---------------------------------------------------------------------------------------------------------------------------


                      THE ENTERPRISE GROUP OF FUNDS, INC.                     67

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         GROWTH FUND                   EQUITY FUND                GROWTH AND INCOME FUND
                                -----------------------------  ----------------------------  ---------------------------------
                                 (UNAUDITED)                    (UNAUDITED)                   (UNAUDITED)     FOR THE PERIOD
                                  SIX MONTHS     YEAR ENDED     SIX MONTHS     YEAR ENDED     SIX MONTHS     OCTOBER 1, 1997
                                    ENDED       DECEMBER 31,       ENDED      DECEMBER 31,       ENDED           THROUGH
                                JUNE 30, 1998       1997       JUNE 30, 1998      1997       JUNE 30, 1998  DECEMBER 31, 1997
                                --------------  -------------  -------------  -------------  -------------  ------------------
FROM OPERATIONS:
  Net investment income (loss)  $   (3,015,148) $  (2,912,665)  $     5,390    $     2,479    $    98,966      $     40,924
------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
   investments                      39,624,082     18,241,515       167,175         60,709        478,957            69,380
------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
   futures and options                      --             --            --             --             --                --
------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized
   gain (loss) of investments      121,546,305     89,190,233       460,675        374,636      2,448,681           (22,006  )
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net
 assets resulting from
 operations                        158,155,239    104,519,083       633,240        437,824      3,026,604            88,298
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
------------------------------------------------------------------------------------------------------------------------------
  Net investment income, Class
   A                                        --             --            --         (2,460 )           --           (18,371  )
------------------------------------------------------------------------------------------------------------------------------
  Net investment income, Class
   B                                        --             --            --             --             --           (11,694  )
------------------------------------------------------------------------------------------------------------------------------
  Net investment income, Class
   C                                        --             --            --           (208 )           --            (2,192  )
------------------------------------------------------------------------------------------------------------------------------
  Net investment income, Class
   Y                                        --             --            --             --             --           (69,364  )
------------------------------------------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class A                      --     (8,614,445)           --        (52,758 )           --           (71,049  )
------------------------------------------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class B                      --     (3,431,799)           --        (30,175 )           --           (57,595  )
------------------------------------------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class C                      --       (493,612)           --         (4,690 )           --            (9,938  )
------------------------------------------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class Y                      --       (906,323)           --             --             --          (273,727  )
------------------------------------------------------------------------------------------------------------------------------
Total dividends and
 distributions to shareholders              --    (13,446,179)           --        (90,291 )           --          (513,930  )
------------------------------------------------------------------------------------------------------------------------------
FROM CAPITAL SHARE
 TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------------------
  Shares sold                      234,607,198    260,192,148     1,865,520      2,924,258      7,433,308         3,059,535
------------------------------------------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                            --      8,246,727            --         55,088             --            86,011
------------------------------------------------------------------------------------------------------------------------------
  Shares redeemed                  (99,207,774)  (108,981,528)     (314,349 )      (59,944 )     (714,311 )        (160,185  )
------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) -
   Class A                         135,399,424    159,457,347     1,551,171      2,919,402      6,718,997         2,985,361
------------------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Shares sold                      107,294,170    117,131,669     3,001,629      1,782,097      9,626,481         2,266,006
------------------------------------------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                            --      3,282,897            --         27,982             --            66,791
------------------------------------------------------------------------------------------------------------------------------
  Shares redeemed                   (9,158,612)    (7,865,656)      (94,132 )      (56,145 )     (569,240 )          (8,694  )
------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) -
   Class B                          98,135,558    112,548,910     2,907,497      1,753,934      9,057,241         2,324,103
------------------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------------------
  Shares sold                       45,839,102     28,408,390       575,677        306,566      2,337,715           459,347
------------------------------------------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                            --        478,133            --          4,380             --            11,908
------------------------------------------------------------------------------------------------------------------------------
  Shares redeemed                   (2,034,202)    (2,696,749)      (12,441 )      (33,314 )      (43,158 )          (2,071  )
------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) -
   Class C                          43,804,900     26,189,774       563,236        277,632      2,294,557           469,184
------------------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------------------
  Shares sold                       11,997,477     44,900,757            --             --      1,708,200           382,747
------------------------------------------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                            --        480,824            --             --             --           341,911
------------------------------------------------------------------------------------------------------------------------------
  Shares redeemed                   (4,872,018)    (7,816,150)           --             --     (1,064,379 )        (313,478  )
------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) -
   Class Y                           7,125,459     37,565,431            --             --        643,821           411,180
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in
 net assets resulting from
 capital share transactions        284,465,341    335,761,462     5,021,904      4,950,968     18,714,616         6,189,828
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in
 net assets                        442,620,580    426,834,366     5,655,144      5,298,501     21,741,220         5,764,196
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
  Beginning of period           $  662,408,948  $ 235,574,582  $  5,298,501   $         --   $ 23,391,884   $    17,627,688
------------------------------------------------------------------------------------------------------------------------------
  End of period                 $1,105,029,528  $ 662,408,948  $ 10,953,645   $  5,298,501   $ 45,133,104   $    23,391,884
------------------------------------------------------------------------------------------------------------------------------


                                 YEAR ENDED
                                SEPTEMBER 30,
                                    1997
                                -------------
FROM OPERATIONS:
  Net investment income (loss)   $   105,611
-----------------------------------------------------------
  Net realized gain (loss) on
   investments                       348,420
-------------------------------------------------------------------------
  Net realized gain (loss) on
   futures and options                    --
---------------------------------------------------------------------------------------
  Net change in unrealized
   gain (loss) of investments      3,204,139
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net
 assets resulting from
 operations                        3,658,170
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
------------------------------------------------------------------------------------------------------------------------------

  Net investment income, Class
   A                                      --
------------------------------------------------------------------------------------------------------------------------------

  Net investment income, Class
   B                                      --
------------------------------------------------------------------------------------------------------------------------------

  Net investment income, Class
   C                                      --
------------------------------------------------------------------------------------------------------------------------------

  Net investment income, Class
   Y                                 (93,534 )
------------------------------------------------------------------------------------------------------------------------------

  Net realized gains on
   investments Class A                    --
------------------------------------------------------------------------------------------------------------------------------

  Net realized gains on
   investments Class B                    --
------------------------------------------------------------------------------------------------------------------------------

  Net realized gains on
   investments Class C                    --
------------------------------------------------------------------------------------------------------------------------------

  Net realized gains on
   investments Class Y              (338,162 )
------------------------------------------------------------------------------------------------------------------------------

Total dividends and
 distributions to shareholders      (431,696 )
------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE
 TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------------------

CLASS A
------------------------------------------------------------------------------------------------------------------------------

  Shares sold                      1,088,636
------------------------------------------------------------------------------------------------------------------------------

  Reinvestment of
   distributions                          --
------------------------------------------------------------------------------------------------------------------------------

  Shares redeemed                         --
------------------------------------------------------------------------------------------------------------------------------

  Net increase (decrease) -
   Class A                         1,088,636
------------------------------------------------------------------------------------------------------------------------------

CLASS B
------------------------------------------------------------------------------------------------------------------------------

  Shares sold                        977,832
------------------------------------------------------------------------------------------------------------------------------

  Reinvestment of
   distributions                          --
------------------------------------------------------------------------------------------------------------------------------

  Shares redeemed                        (30 )
------------------------------------------------------------------------------------------------------------------------------

  Net increase (decrease) -
   Class B                           977,802
------------------------------------------------------------------------------------------------------------------------------

CLASS C
------------------------------------------------------------------------------------------------------------------------------

  Shares sold                         97,483
------------------------------------------------------------------------------------------------------------------------------

  Reinvestment of
   distributions                          --
------------------------------------------------------------------------------------------------------------------------------

  Shares redeemed                        (75 )
------------------------------------------------------------------------------------------------------------------------------

  Net increase (decrease) -
   Class C                            97,408
------------------------------------------------------------------------------------------------------------------------------

CLASS Y
------------------------------------------------------------------------------------------------------------------------------

  Shares sold                      4,708,756
------------------------------------------------------------------------------------------------------------------------------

  Reinvestment of
   distributions                     431,185
------------------------------------------------------------------------------------------------------------------------------

  Shares redeemed                 (1,767,589 )
------------------------------------------------------------------------------------------------------------------------------

  Net increase (decrease) -
   Class Y                         3,372,352
------------------------------------------------------------------------------------------------------------------------------

Total increase (decrease) in
 net assets resulting from
 capital share transactions        5,536,198
------------------------------------------------------------------------------------------------------------------------------

Total increase (decrease) in
 net assets                        8,762,672
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------

  Beginning of period           $  8,865,016
------------------------------------------------------------------------------------------------------------------------------

  End of period                 $ 17,627,688
------------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.

68                    THE ENTERPRISE GROUP OF FUNDS, INC.

                                     EQUITY INCOME FUND        CAPITAL APPRECIATION FUND        SMALL COMPANY GROWTH FUND
                                ----------------------------  ----------------------------  ---------------------------------
                                 (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)     FOR THE PERIOD
                                 SIX MONTHS     YEAR ENDED     SIX MONTHS     YEAR ENDED     SIX MONTHS     OCTOBER 1, 1997
                                    ENDED      DECEMBER 31,       ENDED      DECEMBER 31,    ENDED JUNE         THROUGH
                                JUNE 30, 1998      1997       JUNE 30, 1998      1997         30, 1998     DECEMBER 31, 1997
                                -------------  -------------  -------------  -------------  -------------  ------------------
FROM OPERATIONS:
  Net investment income (loss)   $   724,540   $   1,254,944   $  (673,547)  $  (1,308,307)  $  (194,644)     $    (68,233)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
   investments                     6,991,808       9,306,031    21,673,635      15,731,336      (812,955)         (158,828)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
   futures and options                    --              --            --              --            --                --
-----------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized
   gain (loss) of investments      2,661,708      12,427,285       992,678       7,731,763       777,145        (1,916,083  )
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net
 assets resulting from
 operations                       10,378,056      22,988,260    21,992,766      22,154,792      (230,454 )      (2,143,144  )
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income, Class
   A                                (648,910 )    (1,072,290)           --              --            --                --
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income, Class
   B                                (114,721 )      (119,901)           --              --            --                --
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income, Class
   C                                 (19,226 )       (10,306)           --              --            --                --
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income, Class
   Y                                    (923 )            --            --              --            --                --
-----------------------------------------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class A                    --      (6,834,121)           --     (15,427,334)           --          (111,554  )
-----------------------------------------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class B                    --      (1,334,999)           --      (1,092,295)           --           (64,497  )
-----------------------------------------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class C                    --        (130,982)           --         (17,309)           --           (18,302  )
-----------------------------------------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class Y                    --              --            --              --            --          (310,189  )
-----------------------------------------------------------------------------------------------------------------------------
Total dividends and
 distributions to shareholders      (783,780 )    (9,502,599)           --     (16,536,938)           --          (504,542  )
-----------------------------------------------------------------------------------------------------------------------------
FROM CAPITAL SHARE
 TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------------------------
  Shares sold                     10,896,780      17,272,166    10,401,874       8,448,481     4,599,736         3,329,056
-----------------------------------------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                     619,366       7,703,613            --      14,967,124            --           109,857
-----------------------------------------------------------------------------------------------------------------------------
  Shares redeemed                 (6,715,265 )   (12,389,236)  (19,990,663 )   (31,521,891)   (1,085,965 )        (177,096  )
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) -
   Class A                         4,800,881      12,586,543    (9,588,789 )    (8,106,286)    3,513,771         3,261,817
-----------------------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------------------
  Shares sold                      9,973,542      12,399,165     2,715,914       2,827,251     3,976,481         2,166,644
-----------------------------------------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                     106,764       1,368,111            --       1,059,795            --            61,101
-----------------------------------------------------------------------------------------------------------------------------
  Shares redeemed                 (1,901,334 )    (1,216,943)     (757,409 )    (1,112,978)     (444,064 )        (230,849  )
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) -
   Class B                         8,178,972      12,550,333     1,958,505       2,774,068     3,532,417         1,996,896
-----------------------------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------------------------
  Shares sold                      2,455,706       1,846,156       267,131         124,776     1,274,903           645,548
-----------------------------------------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                      18,027         124,710            --          16,626            --            17,752
-----------------------------------------------------------------------------------------------------------------------------
  Shares redeemed                   (176,724 )       (11,463)       (4,268 )        (1,512)      (61,224 )         (26,689  )
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) -
   Class C                         2,297,009       1,959,403       262,863         139,890     1,213,679           636,611
-----------------------------------------------------------------------------------------------------------------------------
CLASS Y
-----------------------------------------------------------------------------------------------------------------------------
  Shares sold                        107,894              --       189,572              --       920,279           384,008
-----------------------------------------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                          65              --            --              --            --           301,209
-----------------------------------------------------------------------------------------------------------------------------
  Shares redeemed                         --              --            --              --    (3,629,033 )        (651,790  )
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) -
   Class Y                           107,959              --       189,572              --    (2,708,754 )          33,427
-----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in
 net assets resulting from
 capital share transactions       15,384,821      27,096,279    (7,177,849 )    (5,192,328)    5,551,113         5,928,751
-----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in
 net assets                       24,979,097      40,581,940    14,814,917         425,526     5,320,659         3,281,065
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------
  Beginning of period           $118,843,720   $  78,261,780  $120,725,545   $ 120,300,019  $ 22,038,083   $    18,757,018
-----------------------------------------------------------------------------------------------------------------------------
  End of period                 $143,822,817   $ 118,843,720  $135,540,462   $ 120,725,545  $ 27,358,742   $    22,038,083
-----------------------------------------------------------------------------------------------------------------------------

                                                 SMALL COMPANY VALUE FUND
                                               ----------------------------
                                                (UNAUDITED)
                                 YEAR ENDED     SIX MONTHS     YEAR ENDED
                                SEPTEMBER 30,      ENDED      DECEMBER 31,
                                    1997       JUNE 30, 1998      1997
                                -------------  -------------  -------------
FROM OPERATIONS:
  Net investment income (loss)   $  (150,864)   $  (243,644)   $   (36,646)
-----------------------------------------------------------------------------------------------------------------------------

  Net realized gain (loss) on
   investments                       523,987      2,383,804      4,633,929
-----------------------------------------------------------------------------------------------------------------------------

  Net realized gain (loss) on
   futures and options                    --             --             --
-----------------------------------------------------------------------------------------------------------------------------

  Net change in unrealized
   gain (loss) of investments      2,373,082      7,784,537      7,400,618
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net
 assets resulting from
 operations                        2,746,205      9,924,697     11,997,901
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
-----------------------------------------------------------------------------------------------------------------------------

  Net investment income, Class
   A                                      --             --             --
-----------------------------------------------------------------------------------------------------------------------------

  Net investment income, Class
   B                                      --             --             --
-----------------------------------------------------------------------------------------------------------------------------

  Net investment income, Class
   C                                      --             --             --
-----------------------------------------------------------------------------------------------------------------------------

  Net investment income, Class
   Y                                      --             --             --
-----------------------------------------------------------------------------------------------------------------------------

  Net realized gains on
   investments Class A                    --             --     (2,902,903 )
-----------------------------------------------------------------------------------------------------------------------------

  Net realized gains on
   investments Class B                    --             --     (1,418,458 )
-----------------------------------------------------------------------------------------------------------------------------

  Net realized gains on
   investments Class C                    --             --       (172,913 )
-----------------------------------------------------------------------------------------------------------------------------

  Net realized gains on
   investments Class Y              (665,013 )           --         (7,578 )
-----------------------------------------------------------------------------------------------------------------------------

Total dividends and
 distributions to shareholders      (665,013 )           --     (4,501,852 )
-----------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE
 TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------------

CLASS A
-----------------------------------------------------------------------------------------------------------------------------

  Shares sold                      1,977,903     41,528,507     24,183,248
-----------------------------------------------------------------------------------------------------------------------------

  Reinvestment of
   distributions                          --             --      2,817,488
-----------------------------------------------------------------------------------------------------------------------------

  Shares redeemed                    (23,177 )  (15,923,247 )   (5,179,631 )
-----------------------------------------------------------------------------------------------------------------------------

  Net increase (decrease) -
   Class A                         1,954,726     25,605,260     21,821,105
-----------------------------------------------------------------------------------------------------------------------------

CLASS B
-----------------------------------------------------------------------------------------------------------------------------

  Shares sold                      1,059,895     28,289,831     17,761,763
-----------------------------------------------------------------------------------------------------------------------------

  Reinvestment of
   distributions                          --             --      1,337,536
-----------------------------------------------------------------------------------------------------------------------------

  Shares redeemed                    (23,506 )   (2,885,932 )     (912,538 )
-----------------------------------------------------------------------------------------------------------------------------

  Net increase (decrease) -
   Class B                         1,036,389     25,403,899     18,186,761
-----------------------------------------------------------------------------------------------------------------------------

CLASS C
-----------------------------------------------------------------------------------------------------------------------------

  Shares sold                        189,019      5,555,131      2,602,460
-----------------------------------------------------------------------------------------------------------------------------

  Reinvestment of
   distributions                          --             --        158,448
-----------------------------------------------------------------------------------------------------------------------------

  Shares redeemed                       (170 )     (270,782 )      (49,665 )
-----------------------------------------------------------------------------------------------------------------------------

  Net increase (decrease) -
   Class C                           188,849      5,284,349      2,711,243
-----------------------------------------------------------------------------------------------------------------------------

CLASS Y
-----------------------------------------------------------------------------------------------------------------------------

  Shares sold                     10,548,168        122,072        133,172
-----------------------------------------------------------------------------------------------------------------------------

  Reinvestment of
   distributions                     656,535             --          7,533
-----------------------------------------------------------------------------------------------------------------------------

  Shares redeemed                 (4,317,735 )      (13,145 )   (2,069,409 )
-----------------------------------------------------------------------------------------------------------------------------

  Net increase (decrease) -
   Class Y                         6,886,968        108,927     (1,928,704 )
-----------------------------------------------------------------------------------------------------------------------------

Total increase (decrease) in
 net assets resulting from
 capital share transactions       10,066,932     56,402,435     40,790,405
-----------------------------------------------------------------------------------------------------------------------------

Total increase (decrease) in
 net assets                       12,148,124     66,327,132     48,286,454
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------

  Beginning of period           $  6,608,894   $ 70,126,059   $ 21,839,605
-----------------------------------------------------------------------------------------------------------------------------

  End of period                 $ 18,757,018   $136,453,191   $ 70,126,059
-----------------------------------------------------------------------------------------------------------------------------


                      THE ENTERPRISE GROUP OF FUNDS, INC.                     69

--------------------------------------------------------------------------------

                                 INTERNATIONAL GROWTH FUND     GOVERNMENT SECURITIES FUND
                                ----------------------------  ----------------------------
                                 (UNAUDITED)                   (UNAUDITED)
                                 SIX MONTHS     YEAR ENDED     SIX MONTHS     YEAR ENDED
                                    ENDED      DECEMBER 31,       ENDED      DECEMBER 31,
                                JUNE 30, 1998      1997       JUNE 30, 1998      1997
                                -------------  -------------  -------------  -------------
FROM OPERATIONS:
  Net investment income (loss)  $     320,660  $     282,844  $   2,613,154  $   4,916,643
------------------------------------------------------------------------------------------
  Net realized gain (loss) on
   investments                      2,244,978      2,951,705        135,988        (70,610)
------------------------------------------------------------------------------------------
  Net realized gain (loss) on
   futures and options                     --             --             --             --
------------------------------------------------------------------------------------------
  Net change in unrealized
   gain (loss) of investments       5,139,817     (1,379,627)       349,173      1,607,250
------------------------------------------------------------------------------------------
Increase (decrease) in net
 assets resulting from
 operations                         7,705,455      1,854,922      3,098,315      6,453,283
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
------------------------------------------------------------------------------------------
  Net investment income, Class
   A                                       --       (143,750)    (1,973,718)    (4,240,611)
------------------------------------------------------------------------------------------
  Net investment income, Class
   B                                       --         (7,274)      (373,525)      (463,583)
------------------------------------------------------------------------------------------
  Net investment income, Class
   C                                       --         (4,922)       (27,804)        (5,921)
------------------------------------------------------------------------------------------
  Net investment income, Class
   Y                                       --        (89,451)      (238,107)      (206,528)
------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class A                     --     (2,418,648)            --             --
------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class B                     --       (631,985)            --             --
------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class C                     --        (71,424)            --             --
------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class Y                     --       (692,785)            --             --
------------------------------------------------------------------------------------------
Total dividends and
 distributions to shareholders             --     (4,060,239)    (2,613,154)    (4,916,643)
------------------------------------------------------------------------------------------
FROM CAPITAL SHARE
 TRANSACTIONS:
------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------
  Shares sold                       5,659,051      9,664,091      7,184,347      9,968,742
------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                           --      2,483,065      1,504,634      3,239,373
------------------------------------------------------------------------------------------
  Shares redeemed                  (5,552,844)    (7,918,925)    (9,438,427)   (19,528,142)
------------------------------------------------------------------------------------------
  Net increase (decrease) -
   Class A                            106,207      4,228,231       (749,446)    (6,320,027)
------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------
  Shares sold                       6,453,855      8,132,892      7,905,927      7,500,863
------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                           --        618,379        296,351        366,928
------------------------------------------------------------------------------------------
  Shares redeemed                  (3,447,062)    (2,560,054)    (3,150,825)    (1,468,710)
------------------------------------------------------------------------------------------
  Net increase (decrease) -
   Class B                          3,006,793      6,191,217      5,051,453      6,399,081
------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------
  Shares sold                       1,033,288      1,623,970      1,126,702        491,753
------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                           --         64,561         26,002          5,436
------------------------------------------------------------------------------------------
  Shares redeemed                     (78,769)      (411,829)      (225,217)        (1,730)
------------------------------------------------------------------------------------------
  Net increase (decrease) -
   Class C                            954,519      1,276,702        927,487        495,459
------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------
  Shares sold                       3,106,410      5,152,548        876,243      7,776,475
------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                           --        782,252        235,422        203,007
------------------------------------------------------------------------------------------
  Shares redeemed                  (2,413,808)    (3,371,537)      (836,262)      (476,237)
------------------------------------------------------------------------------------------
  Net increase (decrease) -
   Class Y                            692,602      2,563,263        275,403      7,503,245
------------------------------------------------------------------------------------------
Total increase (decrease) in
 net assets resulting from
 capital share transactions         4,760,121     14,259,413      5,504,897      8,077,758
------------------------------------------------------------------------------------------
Total increase (decrease) in
 net assets                        12,465,576     12,054,096      5,990,058      9,614,398
------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------
  Beginning of period           $  59,996,193  $  47,942,097  $  88,989,974  $  79,375,576
------------------------------------------------------------------------------------------
  End of period                 $  72,461,769  $  59,996,193  $  94,980,032  $  88,989,974
------------------------------------------------------------------------------------------

See notes to financial statements.

70                    THE ENTERPRISE GROUP OF FUNDS, INC.

                                     HIGH-YIELD BOND FUND          TAX-EXEMPT INCOME FUND              MANAGED FUND
                                ------------------------------  ----------------------------  ------------------------------
                                 (UNAUDITED)                     (UNAUDITED)                   (UNAUDITED)
                                  SIX MONTHS      YEAR ENDED     SIX MONTHS     YEAR ENDED      SIX MONTHS      YEAR ENDED
                                    ENDED        DECEMBER 31,       ENDED      DECEMBER 31,       ENDED        DECEMBER 31,
                                JUNE 30, 1998        1997       JUNE 30, 1998      1997       JUNE 30, 1998        1997
                                --------------  --------------  -------------  -------------  --------------  --------------
FROM OPERATIONS:
  Net investment income (loss)  $    3,574,204  $    5,875,927  $     583,285  $   1,259,307  $      996,453  $    1,197,777
----------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
   investments                       1,195,472       2,743,109        613,175        372,519      16,925,919      12,784,062
----------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
   futures and options                      --         (62,305)            --             --              --              --
----------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized
   gain (loss) of investments         (742,786)        349,675       (434,049)       229,121      24,733,989      38,518,875
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net
 assets resulting from
 operations                          4,026,890       8,906,406        762,411      1,860,947      42,656,361      52,500,714
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
----------------------------------------------------------------------------------------------------------------------------
  Net investment income, Class
   A                                (2,594,647)     (4,853,097)      (519,490)    (1,174,218)             --        (591,297)
----------------------------------------------------------------------------------------------------------------------------
  Net investment income, Class
   B                                  (857,242)       (972,857)       (58,207)       (83,769)             --          (7,511)
----------------------------------------------------------------------------------------------------------------------------
  Net investment income, Class
   C                                   (86,637)        (24,986)        (5,588)        (1,321)             --         (18,130)
----------------------------------------------------------------------------------------------------------------------------
  Net investment income, Class
   Y                                   (35,678)        (24,987)            --             --              --        (607,068)
----------------------------------------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class A                      --              --             --       (322,461)             --      (5,861,184)
----------------------------------------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class B                      --              --             --        (39,833)             --      (4,171,627)
----------------------------------------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class C                      --              --             --         (2,497)             --        (136,070)
----------------------------------------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class Y                      --              --             --             --              --      (3,007,927)
----------------------------------------------------------------------------------------------------------------------------
Total dividends and
 distributions to shareholders      (3,574,204)     (5,875,927)      (583,285)    (1,624,099)             --     (14,400,814)
----------------------------------------------------------------------------------------------------------------------------
FROM CAPITAL SHARE
 TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------------------------------------------------------------
  Shares sold                       12,465,765      20,360,902      2,407,601      2,691,749      26,478,449      52,752,538
----------------------------------------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                     2,036,217       3,697,275        397,556      1,171,184              --       6,249,605
----------------------------------------------------------------------------------------------------------------------------
  Shares redeemed                   (8,318,981)    (14,219,658)    (2,958,100)    (8,876,454)    (13,396,835)    (21,520,190)
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) -
   Class A                           6,183,001       9,838,519       (152,943)    (5,013,521)     13,081,614      37,481,953
----------------------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------------------
  Shares sold                       13,536,681      14,068,528        875,534      1,466,262      37,814,125      45,496,427
----------------------------------------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                       642,728         701,407         44,853        100,177              --       3,984,094
----------------------------------------------------------------------------------------------------------------------------
  Shares redeemed                   (3,702,882)     (3,320,942)      (522,760)      (728,264)     (7,119,242)     (6,915,745)
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) -
   Class B                          10,476,527      11,448,993        397,627        838,175      30,694,883      42,564,776
----------------------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------------------
  Shares sold                        2,810,625       1,690,084        225,636        181,367       6,063,784       3,630,893
----------------------------------------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                        70,047          18,460          4,265          3,787              --         143,683
----------------------------------------------------------------------------------------------------------------------------
  Shares redeemed                     (217,080)       (255,370)        (3,062)            --        (634,607)        (69,464)
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) -
   Class C                           2,663,592       1,453,174        226,839        185,154       5,429,177       3,705,112
----------------------------------------------------------------------------------------------------------------------------
CLASS Y
----------------------------------------------------------------------------------------------------------------------------
  Shares sold                          218,252         775,896             --             --      15,695,514      29,017,460
----------------------------------------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                        35,677          24,887             --             --              --       3,614,889
----------------------------------------------------------------------------------------------------------------------------
  Shares redeemed                      (11,487)           (897)            --             --      (8,856,212)    (19,022,024)
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) -
   Class Y                             242,442         799,886             --             --       6,839,302      13,610,325
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in
 net assets resulting from
 capital share transactions         19,565,562      23,540,572        471,523     (3,990,192)     56,044,976      97,362,166
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in
 net assets                         20,018,248      26,571,051        650,649     (3,753,344)     98,701,337     135,462,066
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
  Beginning of period           $   88,591,929  $   62,020,878  $  26,762,208  $  30,515,552  $  351,315,643  $  215,853,577
----------------------------------------------------------------------------------------------------------------------------
  End of period                 $  108,610,177  $   88,591,929  $  27,412,857  $  26,762,208  $  450,016,980  $  351,315,643
----------------------------------------------------------------------------------------------------------------------------

                                       MONEY MARKET FUND
                                --------------------------------
                                  (UNAUDITED)
                                  SIX MONTHS       YEAR ENDED
                                     ENDED        DECEMBER 31,
                                 JUNE 30, 1998        1997
                                ---------------  ---------------
FROM OPERATIONS:
  Net investment income (loss)  $     2,238,473  $     3,014,138
---------------------------------------------------------------------------------
  Net realized gain (loss) on
   investments                               --               --
--------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
   futures and options                       --               --
-------------------------------------------------------------------------------------------------------------------
  Net change in unrealized
   gain (loss) of investments                --               --
----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net
 assets resulting from
 operations                           2,238,473        3,014,138
----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
----------------------------------------------------------------------------------------------------------------------------

  Net investment income, Class
   A                                 (1,986,707)      (2,766,936)
----------------------------------------------------------------------------------------------------------------------------

  Net investment income, Class
   B                                   (143,767)        (181,537)
----------------------------------------------------------------------------------------------------------------------------

  Net investment income, Class
   C                                    (41,746)          (6,468)
----------------------------------------------------------------------------------------------------------------------------

  Net investment income, Class
   Y                                    (66,253)         (59,197)
----------------------------------------------------------------------------------------------------------------------------

  Net realized gains on
   investments Class A                       --               --
----------------------------------------------------------------------------------------------------------------------------

  Net realized gains on
   investments Class B                       --               --
----------------------------------------------------------------------------------------------------------------------------

  Net realized gains on
   investments Class C                       --               --
----------------------------------------------------------------------------------------------------------------------------

  Net realized gains on
   investments Class Y                       --               --
----------------------------------------------------------------------------------------------------------------------------

Total dividends and
 distributions to shareholders       (2,238,473)      (3,014,138)
----------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE
 TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------

CLASS A
----------------------------------------------------------------------------------------------------------------------------

  Shares sold                       172,843,855      186,445,537
----------------------------------------------------------------------------------------------------------------------------

  Reinvestment of
   distributions                      1,902,874        2,799,348
----------------------------------------------------------------------------------------------------------------------------

  Shares redeemed                  (155,873,840)    (179,852,529)
----------------------------------------------------------------------------------------------------------------------------

  Net increase (decrease) -
   Class A                           18,872,889        9,392,356
----------------------------------------------------------------------------------------------------------------------------

CLASS B
----------------------------------------------------------------------------------------------------------------------------

  Shares sold                        12,244,950       16,428,666
----------------------------------------------------------------------------------------------------------------------------

  Reinvestment of
   distributions                        129,860          165,715
----------------------------------------------------------------------------------------------------------------------------

  Shares redeemed                   (11,746,030)     (11,957,685)
----------------------------------------------------------------------------------------------------------------------------

  Net increase (decrease) -
   Class B                              628,780        4,636,696
----------------------------------------------------------------------------------------------------------------------------

CLASS C
----------------------------------------------------------------------------------------------------------------------------

  Shares sold                         4,692,043        3,804,829
----------------------------------------------------------------------------------------------------------------------------

  Reinvestment of
   distributions                         36,078            5,853
----------------------------------------------------------------------------------------------------------------------------

  Shares redeemed                    (3,196,345)      (2,789,716)
----------------------------------------------------------------------------------------------------------------------------

  Net increase (decrease) -
   Class C                            1,531,776        1,020,966
----------------------------------------------------------------------------------------------------------------------------

CLASS Y
----------------------------------------------------------------------------------------------------------------------------

  Shares sold                           628,538        3,225,033
----------------------------------------------------------------------------------------------------------------------------

  Reinvestment of
   distributions                         61,203           55,490
----------------------------------------------------------------------------------------------------------------------------

  Shares redeemed                      (697,908)        (580,428)
----------------------------------------------------------------------------------------------------------------------------

  Net increase (decrease) -
   Class Y                               (8,167)       2,700,095
----------------------------------------------------------------------------------------------------------------------------

Total increase (decrease) in
 net assets resulting from
 capital share transactions          21,025,278       17,750,113
----------------------------------------------------------------------------------------------------------------------------

Total increase (decrease) in
 net assets                          21,025,278       17,750,113
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------

  Beginning of period           $    78,167,164  $    60,417,051
----------------------------------------------------------------------------------------------------------------------------

  End of period                 $    99,192,442  $    78,167,164
----------------------------------------------------------------------------------------------------------------------------


                      THE ENTERPRISE GROUP OF FUNDS, INC.                     71

GROWTH FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

(A) Annualized.
(B) Not annualized.
(C) Total return does not include one time sales charge.
(D) Total return does not include contingent deferred sales charge.
(E) Effective September 1, 1995, ratio includes expenses paid indirectly.
(F) Based on average monthly shares outstanding.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                    (UNAUDITED)
                                                       SIX
                                                     MONTHS
                                                      ENDED                          YEAR ENDED DECEMBER 31,
                                                    JUNE 30,    -----------------------------------------------------------------
GROWTH FUND (CLASS A)                                 1998        1997           1996           1995          1994         1993
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                 $  16.91    $   13.10      $   10.44      $    7.76     $   8.26     $   7.96
Net Investment Income (Loss)                           (0.05)       (0.07)         (0.04)         (0.03)       (0.02)        0.01
Net Realized and Unrealized Gain (Loss) on
 Investments                                            3.45         4.23           3.44           3.13        (0.06)        0.84
                                                    ---------   ---------      ---------      ---------     --------     --------
Total from Investment Operations                        3.40         4.16           3.40           3.10        (0.08)        0.85
                                                    ---------   ---------      ---------      ---------     --------     --------
Dividends from Net Investment Income                      --           --             --             --           --         0.01
Distributions from Capital Gains                          --         0.35           0.74           0.42         0.42         0.54
                                                    ---------   ---------      ---------      ---------     --------     --------
Total Distributions                                       --         0.35           0.74           0.42         0.42         0.55
                                                    ---------   ---------      ---------      ---------     --------     --------
Net Asset Value End of Period                       $  20.31    $   16.91      $   13.10      $   10.44     $   7.76     $   8.26
                                                    ---------   ---------      ---------      ---------     --------     --------
Total Return(C)                                        20.11%(B)     31.76%        32.60%         39.99%      (0.99)%       10.59%
Net Assets End of Period (in thousands)             $659,058    $ 424,280      $ 196,752      $ 122,559     $ 88,375     $ 90,902
Ratio of Expenses to Average Net Assets                 1.48%(A)      1.43%(E)      1.53%(E)       1.60%        1.56%        1.60%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                               1.48%(A)      1.43%(E)      1.53%(E)       1.60%        1.56%        1.61%
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                           (0.54)%(A)    (0.55)%       (0.39)%        (0.35)%      (0.30)%        0.10%
Ratio of Net Investment Income (Loss) to Average
 Net Assets
 (Excluding Waivers)                                  (0.54)%(A)    (0.55)%       (0.39)%        (0.35)%      (0.30)%        0.06%
Portfolio Turnover Rate                                33.76%(A)     22.28%        29.90%         45.30%       64.50%      107.90%

                                                    (UNAUDITED)
                                                       SIX
                                                     MONTHS           YEAR ENDED
                                                      ENDED          DECEMBER 31,                 FOR THE PERIOD
                                                    JUNE 30,    -----------------------               5/1/95
GROWTH FUND (CLASS B)                                 1998        1997           1996            THROUGH 12/31/95
----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                 $  16.66    $   12.97      $  10.41               $ 8.69
Net Investment Income (Loss)                           (0.08)       (0.11)        (0.06)               (0.02)
Net Realized and Unrealized Gain (Loss) on
 Investments                                            3.37         4.15          3.36                 2.16
                                                    ---------   ---------      --------               ------
Total from Investment Operations                        3.29         4.04          3.30                 2.14
                                                    ---------   ---------      --------               ------
Dividends from Net Investment Income                      --           --            --                   --
Distributions from Capital Gains                          --         0.35          0.74                 0.42
                                                    ---------   ---------      --------               ------
Total Distributions                                       --         0.35          0.74                 0.42
                                                    ---------   ---------      --------               ------
Net Asset Value End of Period                       $  19.95    $   16.66      $  12.97               $10.41
                                                    ---------   ---------      --------               ------
Total Return(D)                                        19.75%(B)     31.15%       31.73%               24.66%(B)
Net Assets End of Period (in thousands)             $305,520    $ 166,932      $ 36,483               $4,572
Ratio of Expenses to Average Net Assets                 2.03%(A)      1.98%(E)     2.10%(E)             2.15%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                               2.03%(A)      1.98%(E)     2.10%(E)             2.15%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                           (1.09)%(A)    (1.10)%      (0.96)%              (0.82)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                       (1.09)%(A)    (1.10)%      (0.96)%              (0.82)%(A)
Portfolio Turnover Rate                                33.76%(A)     22.28%       29.90%               45.30%(A)

                       See notes to financial statements.

72                    THE ENTERPRISE GROUP OF FUNDS, INC.

GROWTH FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                        (UNAUDITED)          FOR THE PERIOD
                                                     SIX MONTHS ENDED            5/1/97
GROWTH FUND (CLASS C)                                  JUNE 30, 1998        THROUGH 12/31/97
------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $   16.85              $   14.11
Net Investment Income (Loss)                                 (0.07)                 (0.06)
Net Realized and Unrealized Gain (Loss) on
 Investments                                                  3.40                   3.15
                                                           -------                -------
Total from Investment Operations                              3.33                   3.09
                                                           -------                -------
Dividends from Net Investment Income                            --                     --
Distributions from Capital Gains                                --                   0.35
                                                           -------                -------
Total Distributions                                             --                   0.35
                                                           -------                -------
Net Asset Value End of Period                            $   20.18              $   16.85
                                                           -------                -------
Total Return(D)                                              19.76%(B)              21.91%(B)
Net Assets End of Period (in thousands)                  $  78,890              $  26,601
Ratio of Expenses to Average Net Assets                       2.04%(A)               1.97%(A)(E)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     2.04%(A)               1.97%(AE)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                 (1.07)%(A)             (1.10)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                             (1.07)%(A)             (1.10)%(A)
Portfolio Turnover Rate                                      33.76%(A)              22.28%(A)

                                                       (UNAUDITED)                               FOR THE PERIOD
                                                    SIX MONTHS ENDED       YEAR ENDED                8/8/96
GROWTH FUND (CLASS Y)                                 JUNE 30, 1998     DECEMBER 31, 1997       THROUGH 12/31/96
---------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $ 17.02             $ 13.12                 $ 11.96
Net Investment Income (Loss)                               (0.01)              (0.02)                     --
Net Realized and Unrealized Gain (Loss) on
 Investments                                                3.47                4.27                    1.90
                                                         -------             -------                  ------
Total from Investment Operations                            3.46                4.25                    1.90
                                                         -------             -------                  ------
Dividends from Net Investment Income                          --                  --                      --
Distributions from Capital Gains                              --                0.35                    0.74
                                                         -------             -------                  ------
Total Distributions                                           --                0.35                    0.74
                                                         -------             -------                  ------
Net Asset Value End of Period                            $ 20.48             $ 17.02                 $ 13.12
                                                         -------             -------                  ------
Total Return                                               20.33%(B)           32.40%                  15.91%(B)
Net Assets End of Period (in thousands)                  $61,562             $44,596                 $ 2,339
Ratio of Expenses to Average Net Assets                     1.03%(A)            0.97%(E)                1.10%(A)(E)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                   1.03%(A)            0.97%(E)                1.10%(A)(E)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                               (0.10)%(A)          (0.10)%                   0.04%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                           (0.10)%(A)          (0.10)%                   0.04%(A)
Portfolio Turnover Rate                                    33.76%(A)           22.28%                  29.90%(A)

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     73

EQUITY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                        (UNAUDITED)       FOR THE PERIOD
                                                     SIX MONTHS ENDED        05/01/97
EQUITY FUND (CLASS A)                                  JUNE 30, 1998     THROUGH 12/31/97
------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $    5.96           $    5.00
Net Investment Income (Loss)                                  0.01                0.01
Net Realized and Unrealized Gain (Loss) on
 Investments                                                  0.64                1.05
                                                            ------              ------
Total from Investment Operations                              0.65                1.06
                                                            ------              ------
Dividends from Net Investment Income                            --                  --
Distributions from Capital Gains                                --                0.10
                                                            ------              ------
Total Distributions                                             --                0.10
                                                            ------              ------
Net Asset Value End of Period                            $    6.61           $    5.96
                                                            ------              ------
Total Return(C)                                              10.91%(B)           21.30%(B)
Net Assets End of Period (in thousands)                  $   5,116           $   3,196
Ratio of Expenses to Average Net Assets                       1.60%(A)            1.60%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     2.46%(A)            6.52%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                   0.39%(A)            0.26%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                             (0.47)%(A)          (4.66)%(A)
Portfolio Turnover Rate                                      63.59%(A)           68.73%(A)

                                                        (UNAUDITED)       FOR THE PERIOD
                                                     SIX MONTHS ENDED        05/01/97
EQUITY FUND (CLASS B)                                  JUNE 30, 1998     THROUGH 12/31/97
------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $    5.94           $    5.00
Net Investment Income (Loss)                                    --                  --
Net Realized and Unrealized Gain (Loss) on
 Investments                                                  0.64                1.04
                                                            ------              ------
Total from Investment Operations                              0.64                1.04
                                                            ------              ------
Dividends from Net Investment Income                            --                  --
Distributions from Capital Gains                                --                0.10
                                                            ------              ------
Total Distributions                                             --                0.10
                                                            ------              ------
Net Asset Value End of Period                            $    6.58           $    5.94
                                                            ------              ------
Total Return(D)                                              10.77%(B)           20.80%(B)
Net Assets End of Period (in thousands)                  $   4,959           $   1,820
Ratio of Expenses to Average Net Assets                       2.15%(A)            2.15%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     2.92%(A)            6.21%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                 (0.12)%(A)          (0.23)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                             (0.89)%(A)          (4.29)%(A)
Portfolio Turnover Rate                                      63.59%(A)           68.73%(A)

                       See notes to financial statements.

74                    THE ENTERPRISE GROUP OF FUNDS, INC.

EQUITY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                         (UNAUDITED)         FOR THE PERIOD
                                                      SIX MONTHS ENDED          05/01/97
EQUITY FUND (CLASS C)                                   JUNE 30, 1998       THROUGH 12/31/97
----------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                       $    5.94             $    5.00
Net Investment Income (Loss)                                     --                    --
Net Realized and Unrealized Gain (Loss) on
 Investments                                                   0.64                  1.04
                                                              -----                 -----
Total from Investment Operations                               0.64                  1.04
                                                              -----                 -----
Dividends from Net Investment Income                             --                    --
Distributions from Capital Gains                                 --                  0.10
                                                              -----                 -----
Total Distributions                                              --                  0.10
                                                              -----                 -----
Net Asset Value End of Period                             $    6.58             $    5.94
                                                              -----                 -----
Total Return(D)                                               10.77%(B)             20.89%(B)
Net Assets End of Period (in thousands)                   $     879             $     283
Ratio of Expenses to Average Net Assets                        2.15%(A)              2.15%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                      2.92%(A)              6.01%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                   (0.12)%(A)            (0.21)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                               (0.84)%(A)            (4.07)%(A)
Portfolio Turnover Rate                                       63.59%(A)             68.73%(A)

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     75

GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                          (UNAUDITED)               FOR THE PERIOD        FOR THE PERIOD
                                                        SIX MONTHS ENDED               10/1/97                7/17/97
GROWTH AND INCOME FUND (CLASS A)                         JUNE 30, 1998             THROUGH 12/31/97       THROUGH 9/30/97
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                         $ 25.19                    $ 25.71                $ 25.05
Net Investment Income (Loss)                                   0.10                       0.01                     --
Net Realized and Unrealized Gain (Loss) on
 Investments                                                   2.82                       0.04                   0.66
                                                            -------                     ------                 ------
Total from Investment Operations                               2.92                       0.05                   0.66
                                                            -------                     ------                 ------
Dividends from Net Investment Income                             --                       0.11                     --
Distributions from Capital Gains                                 --                       0.46                     --
                                                            -------                     ------                 ------
Total Distributions                                              --                       0.57                     --
                                                            -------                     ------                 ------
Net Asset Value End of Period                               $ 28.11                    $ 25.19                $ 25.71
                                                            -------                     ------                 ------
Total Return(C)                                               11.59%(B)                   0.20%(B)               2.63%(B)
Net Assets End of Period (in thousands)                     $11,373                    $ 4,032                $ 1,109
Ratio of Expenses to Average Net Assets                        1.50%(A)                   1.50%(A)               1.50%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                      1.93%(A)                   2.11%(A)               4.47%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                    0.50%(A)                   0.56%(A)               0.07%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                                0.07%(A)                 (0.04)%(A)             (2.90)%(A)
Portfolio Turnover Rate                                        9.07%(A)                   1.46%(A)              15.69%(A)

                                                      (UNAUDITED)       FOR THE PERIOD    FOR THE PERIOD
                                                    SIX MONTHS ENDED       10/1/97            7/17/97
GROWTH AND INCOME FUND (CLASS B)                    JUNE 30, 1998(F)   THROUGH 12/31/97   THROUGH 9/30/97
---------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                     $ 25.15            $ 25.68            $ 25.05
Net Investment Income (Loss)                              (0.05)             (0.01)             (0.01)
Net Realized and Unrealized Gain (Loss) on
 Investments                                               2.89               0.03               0.64
                                                        -------             ------             ------
Total from Investment Operations                           2.84               0.02               0.63
                                                        -------             ------             ------
Dividends from Net Investment Income                         --               0.09                 --
Distributions from Capital Gains                             --               0.46                 --
                                                        -------             ------             ------
Total Distributions                                          --               0.55                 --
                                                        -------             ------             ------
Net Asset Value End of Period                           $ 27.99            $ 25.15            $ 25.68
                                                        -------             ------             ------
Total Return(D)                                           11.29%(B)           0.07%(B)           2.51%(B)
Net Assets End of Period (in thousands)                 $12,779            $ 3,257            $   992
Ratio of Expenses to Average Net Assets                    2.05%(A)           2.05%(A)           2.05%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                  2.46%(A)           2.66%(A)           4.59%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                              (0.09)%(A)         (0.02)%(A)         (0.34)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                          (0.50)%(A)         (0.63)%(A)         (2.87)%(A)
Portfolio Turnover Rate                                    9.07%(A)           1.46%(A)          15.69%(A)

                       See notes to financial statements.

76                    THE ENTERPRISE GROUP OF FUNDS, INC.

GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                      (UNAUDITED)       FOR THE PERIOD    FOR THE PERIOD
                                                    SIX MONTHS ENDED       10/1/97            7/17/97
GROWTH AND INCOME FUND (CLASS C)                     JUNE 30, 1998     THROUGH 12/31/97   THROUGH 9/30/97
---------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                     $ 25.15            $ 25.68            $ 25.05
Net Investment Income (Loss)                              (0.03)             (0.02)             (0.01)
Net Realized and Unrealized Gain (Loss) on
 Investments                                               2.87               0.05               0.64
                                                         ------             ------             ------
Total from Investment Operations                           2.84               0.03               0.63
                                                         ------             ------             ------
Dividends from Net Investment Income                         --               0.10                 --
Distributions from Capital Gains                             --               0.46                 --
                                                         ------             ------             ------
Total Distributions                                          --               0.56                 --
                                                         ------             ------             ------
Net Asset Value End of Period                           $ 27.99            $ 25.15            $ 25.68
                                                         ------             ------             ------
Total Return(D)                                           11.29%(B)           0.10%(B)           2.51%(B)
Net Assets End of Period (in thousands)                 $ 2,953            $   561            $    99
Ratio of Expenses to Average Net Assets                    2.05%(A)           2.05%(A)           2.05%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                  2.46%(A)           2.64%(A)           4.60%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                              (0.09)%(A)           0.03%(A)         (0.39)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                          (0.50)%(A)         (0.56)%(A)         (2.94)%(A)
Portfolio Turnover Rate                                    9.07%(A)           1.46%(A)          15.69%(A)

                                                                       FOR THE PERIOD
                                                       (UNAUDITED)         10/1/97        YEAR
                                                    SIX MONTHS ENDED       THROUGH        ENDED    YEAR ENDED   YEAR ENDED
GROWTH AND INCOME FUND (CLASS Y)                      JUNE 30, 1998       12/31/97       9/30/97     9/30/96      9/30/95
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                     $   25.24         $   25.73     $   20.11   $   16.69    $   12.72
Net Investment Income (Loss)                                 0.18              0.06          0.35        0.21         0.13
Net Realized and Unrealized Gain (Loss) on
 Investments                                                 2.81              0.02          6.18        3.45         4.22
                                                          -------           -------     ---------  -----------  -----------
Total from Investment Operations                             2.99              0.08          6.53        3.66         4.35
                                                          -------           -------     ---------  -----------  -----------
Dividends from Net Investment Income                           --              0.11          0.20        0.24         0.16
Distributions from Capital Gains                               --              0.46          0.71          --         0.22
                                                          -------           -------     ---------  -----------  -----------
Total Distributions                                            --              0.57          0.91        0.24         0.38
                                                          -------           -------     ---------  -----------  -----------
Net Asset Value End of Period                           $   28.23         $   25.24     $   25.73   $   20.11    $   16.69
                                                          -------           -------     ---------  -----------  -----------
Total Return                                                11.85%(B)          0.31%(B)     33.55%      22.21%       35.24%
Net Assets End of Period (in thousands)                 $  18,028         $  15,542     $  15,428   $   8,865    $   5,657
Ratio of Expenses to Average Net Assets                      1.05%(A)          1.05%(A)      0.99%       0.97%        0.90%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                    1.49%(A)          1.68%(A)      2.20%       2.05%        2.20%
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                  0.99%(A)          0.96%(A)      0.88%       1.23%        1.52%
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                              0.55%(A)          0.33%(A)    (0.33)%       0.15%        0.22%
Portfolio Turnover Rate                                      9.07%(A)          1.46%(A)     15.69%      18.08%       25.49%


                                                    YEAR ENDED   YEAR ENDED
GROWTH AND INCOME FUND (CLASS Y)                      9/30/94      9/30/93
--------------------------------------------------
Net Asset Value Beginning of Period                  $   12.08    $   10.98
Net Investment Income (Loss)                              0.15         0.18
Net Realized and Unrealized Gain (Loss) on
 Investments                                              0.74         1.84
                                                    -----------  -----------
Total from Investment Operations                          0.89         2.02
                                                    -----------  -----------
Dividends from Net Investment Income                      0.14         0.28
Distributions from Capital Gains                          0.11         0.64
                                                    -----------  -----------
Total Distributions                                       0.25         0.92
                                                    -----------  -----------
Net Asset Value End of Period                        $   12.72    $   12.08
                                                    -----------  -----------
Total Return                                              7.47%       19.39%
Net Assets End of Period (in thousands)              $   3,639    $   3,094
Ratio of Expenses to Average Net Assets                   0.90%        0.90%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                 2.23%        3.33%
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                               1.17%        1.31%
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                         (0.16)%      (1.12)%
Portfolio Turnover Rate                                   9.64%       21.79%

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     77

EQUITY INCOME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                  (UNAUDITED)                    YEAR ENDED DECEMBER 31,
                                                SIX MONTHS ENDED   ----------------------------------------------------
EQUITY INCOME FUND (CLASS A)                     JUNE 30, 1998       1997       1996       1995       1994       1993
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                $    26.42      $  22.44   $  20.73   $  16.43   $  17.75   $  16.93
Net Investment Income (Loss)                             0.16          0.17       0.41       0.45       0.44       0.52
Net Realized and Unrealized Gain (Loss) on
 Investments                                             2.13          5.95       3.27       5.00      (0.53)      1.74
                                                      -------      --------   --------   --------   --------   --------
Total from Investment Operations                         2.29          6.12       3.68       5.45      (0.09)      2.26
                                                      -------      --------   --------   --------   --------   --------
Dividends from Net Investment Income                     0.16          0.15       0.40       0.45       0.44       0.50
Distributions from Capital Gains                           --          1.99       1.57       0.70       0.79       0.94
                                                      -------      --------   --------   --------   --------   --------
Total Distributions                                      0.16          2.14       1.97       1.15       1.23       1.44
                                                      -------      --------   --------   --------   --------   --------
Net Asset Value End of Period                      $    28.55      $  26.42   $  22.44   $  20.73   $  16.43   $  17.75
                                                      -------      --------   --------   --------   --------   --------
Total Return(C)                                          8.70%(B)     28.08%     17.86%     33.38%    (0.49)%     13.45%
Net Assets End of Period (in thousands)            $  110,637      $ 97,932   $ 72,647   $ 61,906   $ 50,926   $ 49,920
Ratio of Expenses to Average Net Assets                  1.50%(A)      1.50%      1.50%      1.50%      1.50%      1.50%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers)                                     1.54%(A)      1.62%      1.68%      1.78%      1.73%      1.91%
Ratio of Net Investment Income to Average Net
 Assets                                                  1.20%(A)      1.35%      1.87%      2.33%      2.50%      2.90%
Ratio of Net Investment Income to Average Net
 Assets (Excluding Waivers)                              1.16%(A)      1.23%      1.69%      2.06%      2.30%      2.51%
Portfolio Turnover Rate                                 34.64%(A)     32.89%     33.22%     25.60%     41.40%     39.90%

                                               (UNAUDITED)
                                                 SIX
                                                MONTHS        YEAR ENDED
                                                ENDED        DECEMBER 31,            FOR THE PERIOD
                                               JUNE 30,   -------------------            5/1/95
EQUITY INCOME FUND (CLASS B)                     1998       1997       1996         THROUGH 12/31/95
---------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period            $ 26.17    $  22.30   $  20.67            $18.12
Net Investment Income (Loss)                      0.07        0.12       0.24              0.29
Net Realized and Unrealized Gain (Loss) on
 Investments                                      2.13        5.83       3.30              3.40
                                               --------   --------   --------            ------
Total from Investment Operations                  2.20        5.95       3.54              3.69
                                               --------   --------   --------            ------
Dividends from Net Investment Income              0.11        0.09       0.34              0.44
Distributions from Capital Gains                    --        1.99       1.57              0.70
                                               --------   --------   --------            ------
Total Distributions                               0.11        2.08       1.91              1.14
                                               --------   --------   --------            ------
Net Asset Value End of Period                  $ 28.26    $  26.17   $  22.30            $20.67
                                               --------   --------   --------            ------
Total Return(D)                                   8.41%(B)    27.35%    17.22%            20.57%(B)
Net Assets End of Period (in thousands)        $28,781    $ 19,055   $  5,615            $1,086
Ratio of Expenses to Average Net Assets           2.05%(A)     2.05%     2.05%             2.05%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers)                              2.09%(A)     2.17%     2.23%             2.23%(A)
Ratio of Net Investment Income to Average Net
 Assets                                           0.65%(A)     0.77%     1.32%             1.56%(A)
Ratio of Net Investment Income to Average Net
 Assets (Excluding Waivers)                       0.61%(A)     0.65%     1.14%             1.33%(A)
Portfolio Turnover Rate                          34.64%(A)    32.89%    33.22%            25.60%(A)

                       See notes to financial statements.

78                    THE ENTERPRISE GROUP OF FUNDS, INC.

EQUITY INCOME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                        (UNAUDITED)       FOR THE PERIOD FROM
                                                     SIX MONTHS ENDED           5/1/97
EQUITY INCOME FUND (CLASS C)                           JUNE 30, 1998       THROUGH 12/31/97
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $   26.31             $   24.26
Net Investment Income (Loss)                                  0.07                  0.04
Net Realized and Unrealized Gain (Loss) on
 Investments                                                  2.14                  4.14
                                                            ------                ------
Total from Investment Operations                              2.21                  4.18
                                                            ------                ------
Dividends from Net Investment Income                          0.13                  0.14
Distributions from Capital Gains                                --                  1.99
                                                            ------                ------
Total Distributions                                           0.13                  2.13
                                                            ------                ------
Net Asset Value End of Period                            $   28.39             $   26.31
                                                            ------                ------
Total Return(D)                                               8.41%(B)             18.21%(B)
Net Assets End of Period (in thousands)                  $   4,288             $   1,857
Ratio of Expenses to Average Net Assets                       2.05%(A)              2.05%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     2.09%(A)              2.20%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                   0.65%(A)              0.69%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                               0.61%(A)              0.54%(A)
Portfolio Turnover Rate                                      34.64%(A)             32.89%(A)

                                                          (UNAUDITED)
                                                        FOR THE PERIOD
EQUITY INCOME FUND (CLASS Y)                        1/22/98 THROUGH 6/30/98
--------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                        $   26.26
Net Investment Income (Loss)                                    0.20
Net Realized and Unrealized Gain (Loss) on
 Investments                                                    2.32
                                                              ------
Total from Investment Operations                                2.52
                                                              ------
Dividends from Net Investment Income                            0.24
Distributions from Capital Gains                                  --
                                                              ------
Total Distributions                                             0.24
                                                              ------
Net Asset Value End of Period                              $   28.54
                                                              ------
Total Return                                                    9.59%(B)
Net Assets End of Period (in thousands)                    $     116
Ratio of Expenses to Average Net Assets                         1.05%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                       1.09%(A)
Ratio of Net Investment Income to Average Net
 Assets                                                         1.67%(A)
Ratio of Net Investment Income to Average Net
 Assets (Excluding Waivers)                                     1.63%(A)
Portfolio Turnover Rate                                        34.64%(A)

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     79

CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                    (UNAUDITED)
                                                       SIX
                                                     MONTHS
                                                      ENDED                       YEAR ENDED DECEMBER 31,
                                                    JUNE 30,    ------------------------------------------------------------
CAPITAL APPRECIATION FUND (CLASS A)                   1998        1997        1996           1995        1994        1993
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                 $  35.54    $   34.21   $   32.54      $   28.54   $   31.10   $   29.42
Net Investment Income (Loss)                           (0.21)       (0.37)      (0.31)         (0.25)      (0.13)      (0.15)
Net Realized and Unrealized Gain (Loss) on
 Investments                                            6.95         7.31        5.69           7.59       (0.95)       1.83
                                                    ---------   ---------   ---------      ---------   ---------   ---------
Total from Investment Operations                        6.74         6.94        5.38           7.34       (1.08)       1.68
                                                    ---------   ---------   ---------      ---------   ---------   ---------
Dividends from Net Investment Income                      --           --          --             --          --          --
Distributions from Capital Gains                          --         5.61        3.71           3.34        1.48          --
                                                    ---------   ---------   ---------      ---------   ---------   ---------
Total Distributions                                       --         5.61        3.71           3.34        1.48          --
                                                    ---------   ---------   ---------      ---------   ---------   ---------
Net Asset Value End of Period                       $  42.28    $   35.54   $   34.21      $   32.54   $   28.54   $   31.10
                                                    ---------   ---------   ---------      ---------   ---------   ---------
Total Return(C)                                        18.97%(B)     20.27%     16.52%         25.72%     (3.46)%       5.71%
Net Assets End of Period (in thousands)             $123,511    $ 112,738   $ 115,253      $ 121,207   $ 101,237   $ 103,187
Ratio of Expenses to Average Net Assets                 1.46%(A)      1.65%      1.60%(E)       1.65%       1.66%       1.64%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                               1.46%(A)      1.65%      1.60%(E)       1.65%       1.66%       1.64%
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                           (1.03)%(A)    (1.06)%    (0.87)%        (0.82)%     (0.50)%     (0.60)%
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                       (1.03)%(A)    (1.06)%    (0.87)%        (0.82)%     (0.50)%     (0.60)%
Portfolio Turnover Rate                                88.49%(A)     60.73%     66.42%         65.20%      74.40%      61.90%

                                                    (UNAUDITED)
                                                      SIX
                                                     MONTHS    YEAR ENDED DECEMBER
                                                     ENDED             31,                  FOR THE PERIOD
                                                    JUNE 30,   -------------------              5/1/95
CAPITAL APPRECIATION FUND (CLASS B)                   1998       1997       1996           THROUGH 12/31/95
----------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                 $ 34.89    $  33.86   $  32.42              $30.04
Net Investment Income (Loss)                          (0.26)      (0.45)     (0.35)              (0.12)
Net Realized and Unrealized Gain (Loss) on
 Investments                                           6.76        7.09       5.50                5.84
                                                    --------   --------   --------              ------
Total from Investment Operations                       6.50        6.64       5.15                5.72
                                                    --------   --------   --------              ------
Dividends from Net Investment Income                     --          --         --                  --
Distributions from Capital Gains                         --        5.61       3.71                3.34
                                                    --------   --------   --------              ------
Total Distributions                                      --        5.61       3.71                3.34
                                                    --------   --------   --------              ------
Net Asset Value End of Period                       $ 41.39    $  34.89   $  33.86              $32.42
                                                    --------   --------   --------              ------
Total Return(B)                                       18.63%(B)    19.60%    15.87%              18.99%(B)
Net Assets End of Period (in thousands)             $11,398    $  7,862   $  5,047              $1,953
Ratio of Expenses to Average Net Assets                2.01%(A)     2.21%     2.14%(E)            2.08%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                              2.01%(A)     2.21%     2.14%(E)            2.08%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                          (1.58)%(A)   (1.61)%   (1.43)%             (1.41)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                      (1.58)%(A)   (1.61)%   (1.43)%             (1.41)%(A)
Portfolio Turnover Rate                               88.49%(A)    60.73%    66.42%              65.20%(A)

                       See notes to financial statements.

80                    THE ENTERPRISE GROUP OF FUNDS, INC.

CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                        (UNAUDITED)       FOR THE PERIOD FROM
                                                     SIX MONTHS ENDED           5/1/97
CAPITAL APPRECIATION FUND (CLASS C)                    JUNE 30, 1998       THROUGH 12/31/97
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $   35.43             $   33.54
Net Investment Income (Loss)                                 (0.17)                (0.19)
Net Realized and Unrealized Gain (Loss) on
 Investments                                                  6.77                  7.69
                                                            ------                ------
Total from Investment Operations                              6.60                  7.50
                                                            ------                ------
Dividends from Net Investment Income                            --                    --
Distributions from Capital Gains                                --                  5.61
                                                            ------                ------
Total Distributions                                             --                  5.61
                                                            ------                ------
Net Asset Value End of Period                            $   42.03             $   35.43
                                                            ------                ------
Total Return(D)                                              18.63%(B)             22.35%(B)
Net Assets End of Period (in thousands)                  $     431             $     126
Ratio of Expenses to Average Net Assets                       2.00%(A)              2.21%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     2.00%(A)              2.21%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                 (1.58)%(A)            (1.88)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                             (1.58)%(A)            (1.88)%(A)
Portfolio Turnover Rate                                      88.49%(A)             60.73%(A)

                                                             (UNAUDITED)
                                                           FOR THE PERIOD
CAPITAL APPRECIATION FUND (CLASS Y)                    5/14/98 THROUGH 6/30/98
-------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                            $40.71
Net Investment Income (Loss)                                    (0.02)
Net Realized and Unrealized Gain (Loss) on
 Investments                                                     1.61
                                                               ------
Total from Investment Operations                                 1.59
                                                               ------
Dividends from Net Investment Income                               --
Distributions from Capital Gains                                   --
                                                               ------
Total Distributions                                                --
                                                               ------
Net Asset Value End of Period                                  $42.30
                                                               ------
Total Return                                                     3.91%(B)
Net Assets End of Period (in thousands)                        $  201
Ratio of Expenses to Average Net Assets                          1.01%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                        1.01%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                    (0.58)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                                (0.58)%(A)
Portfolio Turnover Rate                                         88.49%(A)

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     81

SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                          (UNAUDITED)            FOR THE PERIOD FROM          FOR THE PERIOD
                                                        SIX MONTHS ENDED               10/1/97                    7/17/97
SMALL COMPANY GROWTH FUND (CLASS A)                      JUNE 30, 1998             THROUGH 12/31/97           THROUGH 9/30/97
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                         $ 23.39                    $ 26.61                    $ 24.54
Net Investment Income (Loss)                                  (0.16)                     (0.40)                     (0.05)
Net Realized and Unrealized Gain (Loss) on
 Investments                                                   0.12                      (2.27)                      2.12
                                                             ------                     ------                     ------
Total from Investment Operations                              (0.04)                     (2.67)                      2.07
                                                             ------                     ------                     ------
Dividends from Net Investment Income                             --                         --                         --
Distributions from Capital Gains                                 --                       0.55                         --
                                                             ------                     ------                     ------
Total Distributions                                              --                       0.55                         --
                                                             ------                     ------                     ------
Net Asset Value End of Period                               $ 23.35                    $ 23.39                    $ 26.61
                                                             ------                     ------                     ------
Total Return(C)                                              (0.17)%(B)                (10.04)%(B)                   8.44%(B)
Net Assets End of Period (in thousands)                     $ 8,232                    $ 4,861                    $ 2,102
Ratio of Expenses to Average Net Assets                        1.85%(A)                   1.85%(A)                   1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                      2.47%(A)                   2.38%(A)                   4.48%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                  (1.64)%(A)                 (1.56)%(A)                 (1.61)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                              (2.26)%(A)                 (2.09)%(A)                 (4.25)%(A)
Portfolio Turnover Rate                                       81.12%(A)                  23.68%(A)                 157.51%(A)

                                                          (UNAUDITED)            FOR THE PERIOD FROM          FOR THE PERIOD
                                                        SIX MONTHS ENDED               10/1/97                    7/17/97
SMALL COMPANY GROWTH FUND (CLASS B)                      JUNE 30, 1998             THROUGH 12/31/97           THROUGH 9/30/97
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                         $ 23.33                    $ 26.58                    $ 24.54
Net Investment Income (Loss)                                  (0.18)                     (0.47)                     (0.05)
Net Realized and Unrealized Gain (Loss) on
 Investments                                                   0.08                      (2.23)                      2.09
                                                             ------                     ------                     ------
Total from Investment Operations                              (0.10)                     (2.70)                      2.04
                                                             ------                     ------                     ------
Dividends from Net Investment Income                             --                         --                         --
Distributions from Capital Gains                                 --                       0.55                         --
                                                             ------                     ------                     ------
Total Distributions                                              --                       0.55                         --
                                                             ------                     ------                     ------
Net Asset Value End of Period                               $ 23.23                    $ 23.33                    $ 26.58
                                                             ------                     ------                     ------
Total Return(D)                                              (0.43)%(B)                (10.16)%(B)                   8.31%(B)
Net Assets End of Period (in thousands)                     $ 6,251                    $ 2,842                    $ 1,099
Ratio of Expenses to Average Net Assets                        2.40%(A)                   2.40%(A)                   2.40%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                      3.02%(A)                   2.93%(A)                   5.52%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                  (2.19)%(A)                 (2.11)%(A)                 (2.18)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                              (2.81)%(A)                 (2.64)%(A)                 (5.29)%(A)
Portfolio Turnover Rate                                       81.12%(A)                  23.68%(A)                 157.51%(A)

                       See notes to financial statements.

82                    THE ENTERPRISE GROUP OF FUNDS, INC.

SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                      (UNAUDITED)       FOR THE PERIOD    FOR THE PERIOD
                                                    SIX MONTHS ENDED       10/1/97            7/17/97
SMALL COMPANY GROWTH FUND (CLASS C)                  JUNE 30, 1998     THROUGH 12/31/97   THROUGH 9/30/97
---------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                     $ 23.32            $ 26.57            $ 24.54
Net Investment Income (Loss)                              (0.17)             (0.62)             (0.07)
Net Realized and Unrealized Gain (Loss) on
 Investments                                               0.07              (2.08)              2.10
                                                         ------            -------             ------
Total from Investment Operations                          (0.10)             (2.70)              2.03
                                                         ------            -------             ------
Dividends from Net Investment Income                         --                 --                 --
Distributions from Capital Gains                             --               0.55                 --
                                                         ------            -------             ------
Total Distributions                                          --               0.55                 --
                                                         ------            -------             ------
Net Asset Value End of Period                           $ 23.22            $ 23.32            $ 26.57
                                                         ------            -------             ------
Total Return(D)                                          (0.43)%(B)        (10.16)%(B)           8.27%(B)
Net Assets End of Period (in thousands)                 $ 1,985            $   795            $   201
Ratio of Expenses to Average Net Assets                    2.40%(A)           2.40%(A)           2.40%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                  3.02%(A)           2.93%(A)           5.91%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                              (2.18)%(A)         (2.11)%(A)         (2.15)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                          (2.80)%(A)         (2.64)%(A)         (5.65)%(A)
Portfolio Turnover Rate                                   81.12%(A)        (23.68)%(A)         157.51%(A)

                                                                          FOR THE
                                                                        PERIOD FROM
                                                       (UNAUDITED)        10/1/97       YEAR        YEAR         YEAR
                                                    SIX MONTHS ENDED      THROUGH       ENDED       ENDED        ENDED
SMALL COMPANY GROWTH FUND (CLASS Y)                   JUNE 30, 1998      12/31/97      9/30/97     9/30/96      9/30/95
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                     $   23.43        $   26.62    $   25.08   $   19.05    $   14.01
Net Investment Income (Loss)                                (0.16)           (0.07)       (0.13)      (0.17)       (0.12)
Net Realized and Unrealized Gain (Loss) on
 Investments                                                 0.17            (2.57)        3.73        7.62         5.49
                                                          -------      -------------  ---------  -----------  -----------
Total from Investment Operations                             0.01            (2.64)        3.60        7.45         5.37
                                                          -------      -------------  ---------  -----------  -----------
Dividends from Net Investment Income                           --               --           --          --           --
Distributions from Capital Gains                               --             0.55         2.06        1.42         0.33
                                                          -------      -------------  ---------  -----------  -----------
Total Distributions                                            --             0.55         2.06        1.42         0.33
                                                          -------      -------------  ---------  -----------  -----------
Net Asset Value End of Period                           $   23.44        $   23.43    $   26.62   $   25.08    $   19.05
                                                          -------      -------------  ---------  -----------  -----------
Total Return                                                 0.04%(B)       (9.92)%(B)     16.24%      42.07%      39.20%
Net Assets End of Period (in thousands)                 $  10,890        $  13,540    $  15,355   $   6,609    $   2,950
Ratio of Expenses to Average Net Assets                      1.40%(A)         1.40%(A)      1.84%       1.96%       1.85%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                    1.99%(A)         1.96%(A)      3.08%       3.46%       5.15%
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                (1.20)%(A)       (1.12)%(A)    (1.30)%     (1.43)%     (1.33)%
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                            (1.79)%(A)       (1.68)%(A)    (2.54)%     (2.93)%     (4.63)%
Portfolio Turnover Rate                                     81.12%(A)        23.68%(A)    157.51%      77.94%      84.05%


                                                       YEAR         YEAR
                                                       ENDED        ENDED
SMALL COMPANY GROWTH FUND (CLASS Y)                   9/30/94      9/30/93
--------------------------------------------------
Net Asset Value Beginning of Period                  $   14.74    $   11.83
Net Investment Income (Loss)                             (0.04)       (0.13)
Net Realized and Unrealized Gain (Loss) on
 Investments                                              1.58         4.36
                                                    -----------  -----------
Total from Investment Operations                          1.54         4.23
                                                    -----------  -----------
Dividends from Net Investment Income                        --         0.11
Distributions from Capital Gains                          2.27         1.21
                                                    -----------  -----------
Total Distributions                                       2.27         1.32
                                                    -----------  -----------
Net Asset Value End of Period                        $   14.01    $   14.74
                                                    -----------  -----------
Total Return                                             11.89%       38.05%
Net Assets End of Period (in thousands)              $   1,825    $   1,352
Ratio of Expenses to Average Net Assets                   1.85%        1.85%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                 6.16%        8.06%
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                             (1.37)%      (1.34)%
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                         (5.68)%      (7.55)%
Portfolio Turnover Rate                                  72.59%      144.49%

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     83

SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                        (UNAUDITED)               YEAR ENDED DECEMBER 31,
                                                     SIX MONTHS ENDED    ------------------------------------------
SMALL COMPANY VALUE FUND (CLASS A)                     JUNE 30, 1998       1997       1996       1995       1994
-------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $    7.75       $    5.74  $    5.43  $    5.17  $    5.29
Net Investment Income (Loss)                                 (0.01)           0.01      (0.01)      0.02       0.03
Net Realized and Unrealized Gain (Loss) on
 Investments                                                  0.90            2.53       0.62       0.46      (0.01)
                                                           -------       ---------  ---------  ---------  ---------
Total from Investment Operations                              0.89            2.54       0.61       0.48       0.02
                                                           -------       ---------  ---------  ---------  ---------
Dividends from Net Investment Income                            --              --         --       0.02       0.03
Distributions from Capital Gains                                --            0.53       0.30       0.20       0.11
                                                           -------       ---------  ---------  ---------  ---------
Total Distributions                                             --            0.53       0.30       0.22       0.14
                                                           -------       ---------  ---------  ---------  ---------
Net Asset Value End of Period                            $    8.64       $    7.75  $    5.74  $    5.43  $    5.17
                                                           -------       ---------  ---------  ---------  ---------
Total Return(C)                                              11.48%(B)       44.24%     11.28%      9.28%      0.34%
Net Assets End of Period (in thousands)             $        77,041      $  45,310  $  17,308  $  19,720  $  22,120
Ratio of Expenses to Average Net Assets                        1.75     (A)      1.75%      1.75%      1.75%      1.75%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                      1.82     (A)      1.95%      2.38%      2.21%      2.15%
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                  (0.26)     (A)      0.05%    (0.13)%      0.32%      0.60%
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                              (0.33)     (A)    (0.15)%    (0.76)%    (0.14)%      0.18%
Portfolio Turnover Rate                                       50.39     (A)     62.51%    143.58%     36.50%     16.70%

                                                     FOR THE PERIOD
                                                         10/1/93
SMALL COMPANY VALUE FUND (CLASS A)                  THROUGH 12/31/93
--------------------------------------------------
Net Asset Value Beginning of Period                     $    5.00
Net Investment Income (Loss)                                 0.01
Net Realized and Unrealized Gain (Loss) on
 Investments                                                 0.29
                                                           ------
Total from Investment Operations                             0.30
                                                           ------
Dividends from Net Investment Income                         0.01
Distributions from Capital Gains                               --
                                                           ------
Total Distributions                                          0.01
                                                           ------
Net Asset Value End of Period                           $    5.29
                                                           ------
Total Return(C)                                              5.92%(B)
Net Assets End of Period (in thousands)             $       8,118
Ratio of Expenses to Average Net Assets                      1.75    %(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                    4.00    %(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                  0.10    %(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                            (1.54)    %(A)
Portfolio Turnover Rate                                        --    %(A)

                                                                         YEAR ENDED DECEMBER
                                                        (UNAUDITED)              31,             FOR THE PERIOD
                                                     SIX MONTHS ENDED    --------------------        5/1/95
SMALL COMPANY VALUE FUND (CLASS B)                     JUNE 30, 1998       1997       1996      THROUGH 12/31/95
------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $    7.63       $    5.69  $    5.41       $    5.28
Net Investment Income (Loss)                                 (0.02)             --      (0.03)          (0.01)
Net Realized and Unrealized Gain (Loss) on
 Investments                                                  0.87            2.47       0.61            0.36
                                                           -------       ---------  ---------           -----
Total from Investment Operations                              0.85            2.47       0.58            0.35
                                                           -------       ---------  ---------           -----
Dividends from Net Investment Income                            --              --         --            0.02
Distributions from Capital Gains                                --            0.53       0.30            0.20
                                                           -------       ---------  ---------           -----
Total Distributions                                             --            0.53       0.30            0.22
                                                           -------       ---------  ---------           -----
Net Asset Value End of Period                            $    8.48       $    7.63  $    5.69       $    5.41
                                                           -------       ---------  ---------           -----
Total Return(D)                                              11.14%(B)       43.40%     10.77%           6.87%(B)
Net Assets End of Period (in thousands)             $        50,688      $  22,013  $   2,606  $           862
Ratio of Expenses to Average Net Assets                        2.30     (A)      2.30%      2.30%            2.30    %(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                      2.38     (A)      2.44%      2.92%            2.78    %(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                  (0.80)     (A)    (0.67)%    (0.77)%          (0.40)    %(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                              (0.88)     (A)    (0.81)%    (1.39)%          (0.90)    %(A)
Portfolio Turnover Rate                                       50.39     (A)     62.51%    143.58%           36.50    %(A)

                       See notes to financial statements.

84                    THE ENTERPRISE GROUP OF FUNDS, INC.

SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                          (UNAUDITED)             FOR THE PERIOD
                                                       SIX MONTHS ENDED               5/1/97
SMALL COMPANY VALUE FUND (CLASS C)                       JUNE 30, 1998           THROUGH 12/31/97
-----------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                         $  7.74                   $  6.14
Net Investment Income (Loss)                                  (0.02)                    (0.02)
Net Realized and Unrealized Gain (Loss) on
 Investments                                                   0.87                      2.15
                                                             ------                    ------
Total from Investment Operations                               0.85                      2.13
                                                             ------                    ------
Dividends from Net Investment Income                             --                        --
Distributions from Capital Gains                                 --                      0.53
                                                             ------                    ------
Total Distributions                                              --                      0.53
                                                             ------                    ------
Net Asset Value End of Period                               $  8.59                   $  7.74
                                                             ------                    ------
Total Return(D)                                               10.98%(B)                 34.68%(B)
Net Assets End of Period (in thousands)                     $ 8,480                   $ 2,684
Ratio of Expenses to Average Net Assets                        2.30%(A)                  2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                      2.35%(A)                  2.38%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                  (0.81)%(A)                (0.88)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                              (0.84)%(A)                (0.95)%(A)
Portfolio Turnover Rate                                       50.39%(A)                 62.51%(A)

SMALL COMPANY VALUE FUND (CLASS C)
--------------------------------------------------
Net Asset Value Beginning of Period
Net Investment Income (Loss)
Net Realized and Unrealized Gain (Loss) on
 Investments
Total from Investment Operations
Dividends from Net Investment Income
Distributions from Capital Gains
Total Distributions
Net Asset Value End of Period
Total Return(D)
Net Assets End of Period (in thousands)
Ratio of Expenses to Average Net Assets
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)
Ratio of Net Investment Income (Loss) to Average
 Net Assets
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)
Portfolio Turnover Rate

                                                    (UNAUDITED)
                                                      SIX
                                                     MONTHS    YEAR ENDED DECEMBER
                                                     ENDED             31,                 FOR THE PERIOD
                                                    JUNE 30,   -------------------            5/25/95
SMALL COMPANY VALUE FUND (CLASS Y)                    1998       1997       1996          THROUGH 12/31/95
---------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                 $  7.81    $   5.77   $   5.43            $  5.37
Net Investment Income (Loss)                           0.01        1.45       0.01               0.04
Net Realized and Unrealized Gain (Loss) on
 Investments                                           0.91        1.12       0.63               0.26
                                                    --------   --------   --------             ------
Total from Investment Operations                       0.92        2.57       0.64               0.30
                                                    --------   --------   --------             ------
Dividends from Net Investment Income                     --          --         --               0.04
Distributions from Capital Gains                         --        0.53       0.30               0.20
                                                    --------   --------   --------             ------
Total Distributions                                      --        0.53       0.30               0.24
                                                    --------   --------   --------             ------
Net Asset Value End of Period                       $  8.73    $   7.81   $   5.77            $  5.43
                                                    --------   --------   --------             ------
Total Return                                          11.78%(B)    44.53%    11.83%              5.55%(B)
Net Assets End of Period (in thousands)             $   243    $    119   $  1,926            $ 2,832
Ratio of Expenses to Average Net Assets                1.30%(A)     1.30%     1.30%              1.30%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                              1.35%(A)     1.85%     1.92%              1.81%(A)
Ratio of Net Investment Income to Average Net
 Assets                                                0.19%(A)     2.74%     0.35%              0.18%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                        0.14%(A)     2.19%   (0.27)%            (0.33)%(A)
Portfolio Turnover Rate                               50.39%(A)    62.51%   143.58%             36.50%(A)

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     85

INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                    (UNAUDITED)
                                                      SIX
                                                     MONTHS
                                                     ENDED                   YEAR ENDED DECEMBER 31,
                                                    JUNE 30,   ----------------------------------------------------
INTERNATIONAL GROWTH FUND (CLASS A)                   1998       1997       1996       1995       1994       1993
-------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                 $ 16.71    $  17.10   $  16.08   $  14.70   $  17.44   $  13.23
Net Investment Income (Loss)                           0.08        0.08       0.10       0.11      (0.01)     (0.02)
Net Realized and Unrealized Gain (Loss) on
 Investments                                           2.09        0.73       1.88       2.12      (0.49)      4.79
                                                    --------   --------   --------   --------   --------   --------
Total from Investment Operations                       2.17        0.81       1.98       2.23      (0.50)      4.77
                                                    --------   --------   --------   --------   --------   --------
Dividends from Net Investment Income                     --        0.07       0.09       0.09         --         --
Distributions from Capital Gains                         --        1.13       0.87       0.76       2.24       0.17
Other                                                    --          --         --         --         --       0.39
                                                    --------   --------   --------   --------   --------   --------
Total Distributions                                      --        1.20       0.96       0.85       2.24       0.56
                                                    --------   --------   --------   --------   --------   --------
Net Asset Value End of Period                       $ 18.88    $  16.71   $  17.10   $  16.08   $  14.70   $  17.44
                                                    --------   --------   --------   --------   --------   --------
Total Return(C)                                       12.99%(B)     4.75%    12.32%     15.17%    (2.82)%     36.05%
Net Assets End of Period (in thousands)             $42,877    $ 38,020   $ 34,837   $ 28,628   $ 27,523   $ 22,900
Ratio of Expenses to Average Net Assets                2.00%(A)     2.00%     2.00%      2.00%      2.00%      2.00%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                              2.04%(A)     2.11%     2.19%      2.40%      2.51%      3.06%
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                            0.97%(A)     0.50%     0.61%      0.70%    (0.20)%    (0.10)%
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                        0.93%(A)     0.39%     0.42%      0.30%    (0.70)%    (1.15)%
Portfolio Turnover Rate                               38.09%(A)    27.08%    23.79%     31.10%    116.10%     70.10%

                                                    (UNAUDITED)
                                                      SIX
                                                     MONTHS        YEAR ENDED
                                                     ENDED        DECEMBER 31,            FOR THE PERIOD
                                                    JUNE 30,   -------------------            5/1/95
INTERNATIONAL GROWTH FUND (CLASS B)                   1998       1997       1996         THROUGH 12/31/95
--------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                 $ 16.53    $  16.97   $  16.02            $14.82
Net Investment Income (Loss)                           0.04        0.01       0.01             (0.02)
Net Realized and Unrealized Gain (Loss) on
 Investments                                           2.05        0.69       1.87              2.08
                                                    --------   --------   --------            ------
Total from Investment Operations                       2.09        0.70       1.88              2.06
                                                    --------   --------   --------            ------
Dividends from Net Investment Income                     --        0.01       0.06              0.10
Distributions from Capital Gains                         --        1.13       0.87              0.76
                                                    --------   --------   --------            ------
Total Distributions                                      --        1.14       0.93              0.86
                                                    --------   --------   --------            ------
Net Asset Value End of Period                       $ 18.62    $  16.53   $  16.97            $16.02
                                                    --------   --------   --------            ------
Total Return(D)                                       12.64%(B)     4.17%    11.72%            13.88%(B)
Net Assets End of Period (in thousands)             $14,244    $  9,878   $  4,276            $1,094
Ratio of Expenses to Average Net Assets                2.55%(A)     2.55%     2.55%             2.55%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                              2.59%(A)     2.67%     2.75%             2.73%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                            0.50%(A)   (0.06)%     0.09%           (0.65)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                        0.46%(A)   (0.18)%   (0.11)%           (0.85)%(A)
Portfolio Turnover Rate                               38.09%(A)    27.08%    23.79%            31.10%(A)

                       See notes to financial statements.

86                    THE ENTERPRISE GROUP OF FUNDS, INC.

INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                          (UNAUDITED)             FOR THE PERIOD
                                                       SIX MONTHS ENDED               5/1/97
INTERNATIONAL GROWTH FUND (CLASS C)                      JUNE 30, 1998           THROUGH 12/31/97
-----------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                         $ 16.66                   $ 17.51
Net Investment Income (Loss)                                   0.04                     (0.03)
Net Realized and Unrealized Gain (Loss) on
 Investments                                                   2.06                      0.39
                                                             ------                    ------
Total from Investment Operations                               2.10                      0.36
                                                             ------                    ------
Dividends from Net Investment Income                             --                      0.08
Distributions from Capital Gains                                 --                      1.13
                                                             ------                    ------
Total Distributions                                              --                      1.21
                                                             ------                    ------
Net Asset Value End of Period                               $ 18.76                   $ 16.66
                                                             ------                    ------
Total Return(D)                                               12.61%(B)                  2.07%(B)
Net Assets End of Period (in thousands)                     $ 2,261                   $ 1,113
Ratio of Expenses to Average Net Assets                        2.55%(A)                  2.55%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                      2.59%(A)                  2.75%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                    0.60%(A)                (0.51)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                                0.56%(A)                (0.71)%(A)
Portfolio Turnover Rate                                       38.09%(A)                 27.08%(A)

INTERNATIONAL GROWTH FUND (CLASS C)
--------------------------------------------------
Net Asset Value Beginning of Period
Net Investment Income (Loss)
Net Realized and Unrealized Gain (Loss) on
 Investments
Total from Investment Operations
Dividends from Net Investment Income
Distributions from Capital Gains
Total Distributions
Net Asset Value End of Period
Total Return(D)
Net Assets End of Period (in thousands)
Ratio of Expenses to Average Net Assets
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)
Ratio of Net Investment Income (Loss) to Average
 Net Assets
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)
Portfolio Turnover Rate

                                                    (UNAUDITED)
                                                      SIX
                                                     MONTHS    YEAR ENDED DECEMBER
                                                     ENDED             31,                FOR THE PERIOD
                                                    JUNE 30,   -------------------            7/5/95
INTERNATIONAL GROWTH FUND (CLASS Y)                   1998       1997       1996         THROUGH 12/31/95
--------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                 $ 16.71    $  17.10   $  16.07            $14.93
Net Investment Income (Loss)                           0.13        0.17       0.14              0.02
Net Realized and Unrealized Gain (Loss) on
 Investments                                           2.08        0.72       1.92              2.02
                                                    --------   --------   --------            ------
Total from Investment Operations                       2.21        0.89       2.06              2.04
                                                    --------   --------   --------            ------
Dividends from Net Investment Income                     --        0.15       0.16              0.14
Distributions from Capital Gains                         --        1.13       0.87              0.76
                                                    --------   --------   --------            ------
Total Distributions                                      --    $   1.28       1.03              0.90
                                                    --------   --------   --------            ------
Net Asset Value End of Period                       $ 18.92    $  16.71   $  17.10            $16.07
                                                    --------   --------   --------            ------
Total Return                                          13.23%(B)     5.21%    12.86%            13.65%(B)
Net Assets End of Period (in thousands)             $13,079    $ 10,986   $  8,828            $3,109
Ratio of Expenses to Average Net Assets                1.55%(A)     1.55%     1.55%             1.55%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                              1.59%(A)     1.66%     1.75%             1.75%(A)
Ratio of Net Investment Income to Average Net
 Assets                                                1.46%(A)     0.95%     1.03%             0.26%(A)
Ratio of Net Investment Income to Average Net
 Assets (Excluding Waivers)                            1.42%(A)     0.84%     0.84%             0.05%(A)
Portfolio Turnover Rate                               38.09%(A)    27.08%    23.79%            31.10%(A)

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     87

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                        (UNAUDITED)                     YEAR ENDED DECEMBER 31,
                                                     SIX MONTHS ENDED    -----------------------------------------------------
GOVERNMENT SECURITIES FUND (CLASS A)                   JUNE 30, 1998       1997       1996       1995       1994       1993
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $   12.03       $   11.80  $   11.83  $   10.62  $   12.44  $   12.47
Net Investment Income (Loss)                                  0.35            0.73       0.74       0.76       0.87       0.92
Net Realized and Unrealized Gain (Loss) on
 Investments                                                  0.06            0.23      (0.03)      1.21      (1.82)      0.21
                                                           -------       ---------  ---------  ---------  ---------  ---------
Total from Investment Operations                              0.41            0.96       0.71       1.97      (0.95)      1.13
                                                           -------       ---------  ---------  ---------  ---------  ---------
Dividends from Net Investment Income                          0.35            0.73       0.74       0.76       0.87       0.92
Distributions from Capital Gains                                --              --         --         --         --       0.24
                                                           -------       ---------  ---------  ---------  ---------  ---------
Total Distributions                                           0.35            0.73       0.74       0.76       0.87       1.16
                                                           -------       ---------  ---------  ---------  ---------  ---------
Net Asset Value End of Period                            $   12.09       $   12.03  $   11.80  $   11.83  $   10.62  $   12.44
                                                           -------       ---------  ---------  ---------  ---------  ---------
Total Return(C)                                               3.43%(B)        8.39%      6.29%     19.00%    (7.81)%      9.26%
Net Assets End of Period (in thousands)                  $  68,270       $  68,639  $  73,693  $  86,224  $  84,431  $ 106,541
Ratio of Expenses to Average Net Assets                       1.30%(A)        1.30%      1.30%      1.30%      1.30%      1.30%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     1.34%(A)        1.46%      1.42%      1.44%      1.35%      1.44%
Ratio of Net Investment Income to Average Net
 Assets                                                       5.80%(A)        6.16%      6.35%      6.66%      7.60%      7.20%
Ratio of Net Investment Income to Average Net
 Assets (Excluding Waivers)                                   5.76%(A)        6.00%      6.23%      6.52%      7.59%      7.03%
Portfolio Turnover Rate                                      14.58%(A)        9.61%      0.17%        --%     27.20%     90.10%

                                                                         YEAR ENDED DECEMBER
                                                        (UNAUDITED)              31,            FOR THE PERIOD
                                                     SIX MONTHS ENDED    --------------------       5/1/95
GOVERNMENT SECURITIES FUND (CLASS B)                   JUNE 30, 1998       1997       1996     THROUGH 12/31/95
----------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $   12.02       $   11.79  $   11.83      $   11.12
Net Investment Income (Loss)                                  0.31            0.66       0.68           0.44
Net Realized and Unrealized Gain (Loss) on
 Investments                                                  0.07            0.23      (0.04)          0.71
                                                           -------       ---------  ---------         ------
Total from Investment Operations                              0.38            0.89       0.64           1.15
                                                           -------       ---------  ---------         ------
Dividends from Net Investment Income                          0.31            0.66       0.68           0.44
Distributions from Capital Gains                                --              --         --             --
                                                           -------       ---------  ---------         ------
Total Distributions                                           0.31            0.66       0.68           0.44
                                                           -------       ---------  ---------         ------
Net Asset Value End of Period                            $   12.09       $   12.02  $   11.79      $   11.83
                                                           -------       ---------  ---------         ------
Total Return(D)                                               3.23%(B)        7.81%      5.61%         10.47%(B)
Net Assets End of Period (in thousands)                  $  17,397       $  12,285  $   5,683      $   2,124
Ratio of Expenses to Average Net Assets                       1.85%(A)        1.85%      1.85%          1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     1.88%(A)        2.01%      1.96%          1.91%(A)
Ratio of Net Investment Income to Average Net
 Assets                                                       5.22%(A)        5.55%      5.79%          5.64%(A)
Ratio of Net Investment Income to Average Net
 Assets (Excluding Waivers)                                   5.19%(A)        5.39%      5.68%          5.58%(A)
Portfolio Turnover Rate                                      14.58%(A)        9.61%      0.17%            --%(A)

                       See notes to financial statements.

88                    THE ENTERPRISE GROUP OF FUNDS, INC.

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                        (UNAUDITED)       FOR THE PERIOD
                                                     SIX MONTHS ENDED         5/1/97
GOVERNMENT SECURITIES FUND (CLASS C)                   JUNE 30, 1998     THROUGH 12/31/97
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $   12.03           $   11.63
Net Investment Income (Loss)                                  0.32                0.46
Net Realized and Unrealized Gain (Loss) on
 Investments                                                  0.06                0.40
                                                            ------              ------
Total from Investment Operations                              0.38                0.86
                                                            ------              ------
Dividends from Net Investment Income                          0.32                0.46
Distributions from Capital Gains                                --                  --
                                                            ------              ------
Total Distributions                                           0.32                0.46
                                                            ------              ------
Net Asset Value End of Period                            $   12.09           $   12.03
                                                            ------              ------
Total Return(D)                                               3.15%(B)            7.49%(B)
Net Assets End of Period (in thousands)                  $   1,427           $     498
Ratio of Expenses to Average Net Assets                       1.85%(A)            1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     1.87%(A)            2.03%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                   5.21%(A)            5.39%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                               5.19%(A)            5.21%(A)
Portfolio Turnover Rate                                      14.58%(A)            9.61%(A)

                                                        (UNAUDITED)       FOR THE PERIOD
                                                     SIX MONTHS ENDED         7/17/97
GOVERNMENT SECURITIES FUND (CLASS Y)                   JUNE 30, 1998     THROUGH 12/31/97
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $   12.02           $   11.87
Net Investment Income (Loss)                                  0.38                0.35
Net Realized and Unrealized Gain (Loss) on
 Investments                                                  0.07                0.15
                                                            ------              ------
Total from Investment Operations                              0.45                0.50
                                                            ------              ------
Dividends from Net Investment Income                          0.38                0.35
Distributions from Capital Gains                                --                  --
                                                            ------              ------
Total Distributions                                           0.38                0.35
                                                            ------              ------
Net Asset Value End of Period                            $   12.09           $   12.02
                                                            ------              ------
Total Return                                                  3.74%(B)            4.02%(B)
Net Assets End of Period (in thousands)                  $   7,885           $   7,569
Ratio of Expenses to Average Net Assets                       0.85%(A)            0.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     0.89%(A)            1.02%(A)
Ratio of Net Investment Income to Average Net
 Assets                                                       6.25%(A)            6.40%(A)
Ratio of Net Investment Income to Average Net
 Assets (Excluding Waivers)                                   6.21%(A)            6.23%(A)
Portfolio Turnover Rate                                      14.58%(A)            9.61%(A)

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     89

HIGH-YIELD BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                        (UNAUDITED)                     YEAR ENDED DECEMBER 31,
                                                     SIX MONTHS ENDED    -----------------------------------------------------
HIGH-YIELD BOND FUND (CLASS A)                         JUNE 30, 1998       1997       1996       1995       1994       1993
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $   12.35       $   11.84  $   11.39  $   10.72  $   11.70  $   10.83
Net Investment Income (Loss)                                  0.46            0.99       0.94       0.99       0.97       0.95
Net Realized and Unrealized Gain (Loss) on
 Investments                                                  0.08            0.51       0.45       0.67      (0.97)      0.89
                                                           -------       ---------  ---------  ---------  ---------  ---------
Total from Investment Operations                              0.54            1.50       1.39       1.66         --       1.84
                                                           -------       ---------  ---------  ---------  ---------  ---------
Dividends from Net Investment Income                          0.46            0.99       0.94       0.99       0.98       0.97
Distributions from Capital Gains                                --              --         --         --         --         --
                                                           -------       ---------  ---------  ---------  ---------  ---------
Total Distributions                                           0.46            0.99       0.94       0.99       0.98       0.97
                                                           -------       ---------  ---------  ---------  ---------  ---------
Net Asset Value End of Period                            $   12.43       $   12.35  $   11.84  $   11.39  $   10.72  $   11.70
                                                           -------       ---------  ---------  ---------  ---------  ---------
Total Return(C)                                               4.43%(B)       13.18%     12.78%     16.00%      0.05%     17.58%
Net Assets End of Period (in thousands)                  $  73,016       $  66,422  $  54,129  $  52,182  $  44,822  $  44,361
Ratio of Expenses to Average Net Assets                       1.30%(A)        1.30%      1.30%      1.30%      1.30%      1.30%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     1.42%(A)        1.47%      1.50%      1.52%      1.45%      1.59%
Ratio of Net Investment Income to Average Net
 Assets                                                       7.44%(A)        8.20%      8.21%      8.80%      8.60%      8.20%
Ratio of Net Investment Income to Average Net
 Assets (Excluding Waivers)                                   7.33%(A)        8.03%      8.01%      8.58%      8.52%      7.95%
Portfolio Turnover Rate                                     128.10%(A)      175.38%    180.13%     88.50%    113.00%    121.20%

                                                                         YEAR ENDED DECEMBER
                                                        (UNAUDITED)              31,            FOR THE PERIOD
                                                     SIX MONTHS ENDED    --------------------       5/1/95
HIGH-YIELD BOND FUND (CLASS B)                         JUNE 30, 1998       1997       1996     THROUGH 12/31/95
----------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $   12.35       $   11.84  $   11.39      $   11.11
Net Investment Income (Loss)                                  0.43            0.77       0.88           0.61
Net Realized and Unrealized Gain (Loss) on
 Investments                                                  0.08            0.51       0.45           0.28
                                                           -------       ---------  ---------         ------
Total from Investment Operations                              0.51            1.28       1.33           0.89
                                                           -------       ---------  ---------         ------
Dividends from Net Investment Income                          0.43            0.77       0.88           0.61
Distributions from Capital Gains                                --              --         --             --
                                                           -------       ---------  ---------         ------
Total Distributions                                           0.43            0.77       0.88           0.61
                                                           -------       ---------  ---------         ------
Net Asset Value End of Period                            $   12.43       $   12.35  $   11.84      $   11.39
                                                           -------       ---------  ---------         ------
Total Return(D)                                               4.14(B)        12.59%     12.16%          8.12%(B)
Net Assets End of Period (in thousands)                  $  30,424       $  19,898  $   7,892      $   2,951
Ratio of Expenses to Average Net Assets                       1.85%(A)        1.85%      1.85%          1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     1.96%(A)        2.02%      2.05%          2.09%(A)
Ratio of Net Investment Income to Average Net
 Assets                                                       6.88%(A)        7.51%      7.74%          7.84%(A)
Ratio of Net Investment Income to Average Net
 Assets (Excluding Waivers)                                   6.77%(A)        7.35%      7.55%          7.68%(A)
Portfolio Turnover Rate                                     128.10%(A)      175.38%    180.13%         88.50%(A)

                       See notes to financial statements.

90                    THE ENTERPRISE GROUP OF FUNDS, INC.

HIGH-YIELD BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                        (UNAUDITED)       FOR THE PERIOD
                                                     SIX MONTHS ENDED         5/1/97
HIGH-YIELD BOND FUND (CLASS C)                         JUNE 30, 1998     THROUGH 12/31/97
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $   12.35           $   11.71
Net Investment Income (Loss)                                  0.43                0.61
Net Realized and Unrealized Gain (Loss) on
 Investments                                                  0.08                0.64
                                                            ------              ------
Total from Investment Operations                              0.51                1.25
                                                            ------              ------
Dividends from Net Investment Income                          0.43                0.61
Distributions from Capital Gains                                --                  --
                                                            ------              ------
Total Distributions                                           0.43                0.61
                                                            ------              ------
Net Asset Value End of Period                            $   12.43           $   12.35
                                                            ------              ------
Total Return(D)                                               4.14%(B)           10.87%(B)
Net Assets End of Period (in thousands)                  $   4,116           $   1,463
Ratio of Expenses to Average Net Assets                       1.85%(A)            1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     1.95%(A)            2.01%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                   6.88%(A)            6.84%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                               6.78%(A)            6.68%(A)
Portfolio Turnover Rate                                     128.10%(A)          175.38%(A)

                                                        (UNAUDITED)       FOR THE PERIOD
                                                     SIX MONTHS ENDED         7/25/97
HIGH-YIELD BOND FUND (CLASS Y)                         JUNE 30, 1998     THROUGH 12/31/97
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $   12.35           $   12.17
Net Investment Income (Loss)                                  0.49                0.67
Net Realized and Unrealized Gain (Loss) on
 Investments                                                  0.08                0.18
                                                            ------              ------
Total from Investment Operations                              0.57                0.85
                                                            ------              ------
Dividends from Net Investment Income                          0.49                0.67
Distributions from Capital Gains                                --                  --
                                                            ------              ------
Total Distributions                                           0.49                0.67
                                                            ------              ------
Net Asset Value End of Period                            $   12.43           $   12.35
                                                            ------              ------
Total Return                                                  4.66%(B)            5.24%(B)
Net Assets End of Period (in thousands)                  $   1,054           $     809
Ratio of Expenses to Average Net Assets                       0.85%(A)            0.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     0.96%(A)            1.02%(A)
Ratio of Net Investment Income to Average Net
 Assets                                                       7.92%(A)            8.26%(A)
Ratio of Net Investment Income to Average Net
 Assets (Excluding Waivers)                                   7.81%(A)            8.09%(A)
Portfolio Turnover Rate                                     128.10%(A)          175.38%(A)

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     91

TAX-EXEMPT INCOME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                        (UNAUDITED)                     YEAR ENDED DECEMBER 31,
                                                     SIX MONTHS ENDED    -----------------------------------------------------
TAX-EXEMPT INCOME FUND (CLASS A)                       JUNE 30, 1998       1997       1996       1995       1994       1993
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $   13.95       $   13.83  $   13.99  $   12.80  $   14.31  $   13.60
Net Investment Income (Loss)                                  0.30            0.63       0.64       0.65       0.67       0.70
Net Realized and Unrealized Gain (Loss) on
 Investments                                                  0.08            0.31      (0.16)      1.21      (1.48)      0.73
                                                           -------       ---------  ---------  ---------  ---------  ---------
Total from Investment Operations                              0.38            0.94       0.48       1.86      (0.81)      1.43
                                                           -------       ---------  ---------  ---------  ---------  ---------
Dividends from Net Investment Income                          0.30            0.63       0.64       0.65       0.68       0.70
Distributions from Capital Gains                                --            0.19         --       0.02       0.02       0.02
                                                           -------       ---------  ---------  ---------  ---------  ---------
Total Distributions                                           0.30            0.82       0.64       0.67       0.70       0.72
                                                           -------       ---------  ---------  ---------  ---------  ---------
Net Asset Value End of Period                            $   14.03       $   13.95  $   13.83  $   13.99  $   12.80  $   14.31
                                                           -------       ---------  ---------  ---------  ---------  ---------
Total Return(C)                                               2.81%(B)        6.96%      3.54%     14.85%    (5.69)%     10.76%
Net Assets End of Period (in thousands)                  $  23,699       $  23,695  $  28,478  $  33,626  $  34,297  $  41,702
Ratio of Expenses to Average Net Assets                       1.10%(A)        1.22%      1.25%      1.25%      1.25%      1.25%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     1.30%(A)        1.60%      1.41%      1.42%      1.28%      1.39%
Ratio of Net Investment Income to Average Net
 Assets                                                       4.43%(A)        4.50%      4.64%      4.82%      5.00%      4.90%
Ratio of Net Investment Income to Average Net
 Assets (Excluding Waivers)                                   4.23%(A)        4.12%      4.48%      4.65%      4.97%      4.79%
Portfolio Turnover Rate                                     169.21%(A)        0.94%      0.91%      0.75%     25.70%      8.30%

                                                    (UNAUDITED)
                                                      SIX
                                                    MONTHS
                                                     ENDED       YEAR ENDED
                                                     JUNE       DECEMBER 31,           FOR THE PERIOD
                                                      30,     -----------------            5/1/95
TAX-EXEMPT INCOME FUND (CLASS B)                     1998      1997      1996         THROUGH 12/31/95
-----------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                 $13.95    $ 13.83   $ 13.99            $13.44
Net Investment Income (Loss)                          0.27       0.55      0.56              0.38
Net Realized and Unrealized Gain (Loss) on
 Investments                                          0.09       0.31     (0.16)             0.57
                                                    -------   -------   -------            ------
Total from Investment Operations                      0.36       0.86      0.40              0.95
                                                    -------   -------   -------            ------
Dividends from Net Investment Income                  0.27       0.55      0.56              0.38
Distributions from Capital Gains                        --       0.19        --              0.02
                                                    -------   -------   -------            ------
Total Distributions                                   0.27       0.74      0.56              0.40
                                                    -------   -------   -------            ------
Net Asset Value End of Period                       $14.04    $ 13.95   $ 13.83            $13.99
                                                    -------   -------   -------            ------
Total Return(D)                                       2.60%(B)    6.36%    2.96%             7.18%(B)
Net Assets End of Period (in thousands)             $3,300    $ 2,883   $ 2,037            $  912
Ratio of Expenses to Average Net Assets               1.65%(A)    1.76%    1.80%             1.80%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                             1.86%(A)    2.16%    1.96%             1.98%(A)
Ratio of Net Investment Income to Average Net
 Assets                                               3.88%(A)    3.94%    4.07%             4.08%(A)
Ratio of Net Investment Income to Average Net
 Assets (Excluding Waivers)                           3.67%(A)    3.54%    3.92%             3.94%(A)
Portfolio Turnover Rate                             169.21%(A)    0.94%    0.91%             0.75%(A)

                       See notes to financial statements.

92                    THE ENTERPRISE GROUP OF FUNDS, INC.

TAX-EXEMPT INCOME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                        (UNAUDITED)       FOR THE PERIOD
                                                     SIX MONTHS ENDED         5/1/97
TAX-EXEMPT INCOME FUND (CLASS C)                       JUNE 30, 1998     THROUGH 12/31/97
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $   13.95           $   13.68
Net Investment Income (Loss)                                  0.27                0.36
Net Realized and Unrealized Gain (Loss) on
 Investments                                                  0.08                0.46
                                                            ------              ------
Total from Investment Operations                              0.35                0.82
                                                            ------              ------
Dividends from Net Investment Income                          0.27                0.36
Distributions from Capital Gains                                --                0.19
                                                            ------              ------
Total Distributions                                           0.27                0.55
                                                            ------              ------
Net Asset Value End of Period                            $   14.03           $   13.95
                                                            ------              ------
Total Return(D)                                               2.53%(B)            6.14%(B)
Net Assets End of Period (in thousands)                  $     415           $     184
Ratio of Expenses to Average Net Assets                       1.65%(A)            1.67%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     1.71%(A)            2.34%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                   3.88%(A)            3.99%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                               3.82%(A)            3.32%(A)
Portfolio Turnover Rate                                     169.21%(A)            0.94%(A)

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     93

MANAGED FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                 (UNAUDITED)          YEAR ENDED DECEMBER 31,       FOR THE PERIOD
                                                               SIX MONTHS ENDED   -------------------------------       10/1/94
MANAGED FUND (CLASS A)                                          JUNE 30, 1998       1997       1996       1995     THROUGH 12/31/94
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                               $     9.25      $    7.97  $    6.70  $    4.91      $    5.00
Net Investment Income (Loss)                                            0.03           0.04       0.06       0.04           0.01
Net Realized and Unrealized Gain (Loss) on Investments                  1.06           1.64       1.41       1.81          (0.09)
                                                                     -------      ---------  ---------  ---------         ------
Total from Investment Operations                                        1.09           1.68       1.47       1.85          (0.08)
                                                                     -------      ---------  ---------  ---------         ------
Dividends from Net Investment Income                                      --           0.04       0.06       0.03           0.01
Distributions from Capital Gains                                          --           0.36       0.14       0.03             --
                                                                     -------      ---------  ---------  ---------         ------
Total Distributions                                                       --           0.40       0.20       0.06           0.01
                                                                     -------      ---------  ---------  ---------         ------
Net Asset Value End of Period                                     $    10.34      $    9.25  $    7.97  $    6.70      $    4.91
                                                                     -------      ---------  ---------  ---------         ------
Total Return(C)                                                        11.78%(B)      21.05%     22.08%     37.68%        (1.58)%(B)
Net Assets End of Period (in thousands)                           $  188,499      $ 156,608  $ 101,022  $  47,839      $   7,872
Ratio of Expenses to Average Net Assets                                 1.48%(A)       1.49%      1.57%      1.75%          1.75%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)             1.48%(A)       1.49%      1.57%      1.90%          3.71%(A)
Ratio of Net Investment Income to Average Net Assets                    0.59%(A)       0.47%      1.12%      1.09%          1.30%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                    0.59%(A)       0.47%      1.12%      0.94%        (0.32)%(A)
Portfolio Turnover Rate                                                30.37%(A)      28.17%     33.21%     26.40%         27.10%(A)

                                                                                  YEAR ENDED DECEMBER
                                                                 (UNAUDITED)              31,            FOR THE PERIOD
                                                               SIX MONTHS ENDED   --------------------       5/1/95
MANAGED FUND (CLASS B)                                          JUNE 30, 1998       1997       1996     THROUGH 12/31/95
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                               $     9.19      $    7.93  $    6.68      $    5.68
Net Investment Income (Loss)                                              --          (0.01)      0.02           0.01
Net Realized and Unrealized Gain (Loss) on Investments                  1.05           1.63       1.41           1.05
                                                                     -------      ---------  ---------        -------
Total from Investment Operations                                        1.05           1.62       1.43           1.06
                                                                     -------      ---------  ---------        -------
Dividends from Net Investment Income                                      --             --       0.04           0.03
Distributions from Capital Gains                                          --           0.36       0.14           0.03
                                                                     -------      ---------  ---------        -------
Total Distributions                                                       --           0.36       0.18           0.06
                                                                     -------      ---------  ---------        -------
Net Asset Value End of Period                                     $    10.24      $    9.19  $    7.93      $    6.68
                                                                     -------      ---------  ---------        -------
Total Return(D)                                                        11.43%(B)      20.45%     21.50%         18.38%(B)
Net Assets End of Period (in thousands)                           $  154,328      $ 110,213  $  57,037      $  16,792
Ratio of Expenses to Average Net Assets                                 2.03%(A)       2.04%      2.13%          2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)             2.03%(A)       2.04%      2.13%          2.45%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets             0.04%(A)     (0.09)%      0.52%          0.31%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                    0.04%(A)     (0.09)%      0.52%          0.14%(A)
Portfolio Turnover Rate                                                30.37%(A)      28.17%     33.21%         26.40%(A)

                       See notes to financial statements.

94                    THE ENTERPRISE GROUP OF FUNDS, INC.

MANAGED FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                        (UNAUDITED)       FOR THE PERIOD
                                                     SIX MONTHS ENDED         5/1/97
MANAGED FUND (CLASS C)                                 JUNE 30, 1998     THROUGH 12/31/97
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $    9.21           $    8.24
Net Investment Income (Loss)                                    --                  --
Net Realized and Unrealized Gain (Loss) on
 Investments                                                  1.06                1.38
                                                            ------              ------
Total from Investment Operations                              1.06                1.38
                                                            ------              ------
Dividends from Net Investment Income                            --                0.05
Distributions from Capital Gains                                --                0.36
                                                            ------              ------
Total Distributions                                             --                0.41
                                                            ------              ------
Net Asset Value End of Period                            $   10.27           $    9.21
                                                            ------              ------
Total Return(D)                                              11.51%(B)           16.74%(B)
Net Assets End of Period (in thousands)                  $   9,609           $   3,614
Ratio of Expenses to Average Net Assets                       2.04%(A)            2.06%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     2.04%(A)            2.06%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                   0.05%(A)          (0.18)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                               0.05%(A)          (0.18)%(A)
Portfolio Turnover Rate                                      30.37%(A)           28.17%(A)

                                                                         YEAR ENDED DECEMBER
                                                        (UNAUDITED)              31,            FOR THE PERIOD
                                                     SIX MONTHS ENDED    --------------------       7/5/95
MANAGED FUND (CLASS Y)                                 JUNE 30, 1998       1997       1996     THROUGH 12/31/95
----------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $    9.27       $    7.98  $    6.70      $    6.17
Net Investment Income (Loss)                                  0.05            0.08       0.09           0.03
Net Realized and Unrealized Gain (Loss) on
 Investments                                                  1.07            1.64       1.42           0.57
                                                           -------       ---------  ---------        -------
Total from Investment Operations                              1.12            1.72       1.51           0.60
                                                           -------       ---------  ---------        -------
Dividends from Net Investment Income                            --            0.07       0.09           0.04
Distributions from Capital Gains                                --            0.36       0.14           0.03
                                                           -------       ---------  ---------        -------
Total Distributions                                             --            0.43       0.23           0.07
                                                           -------       ---------  ---------        -------
Net Asset Value End of Period                            $   10.39       $    9.27  $    7.98      $    6.70
                                                           -------       ---------  ---------        -------
Total Return                                                 12.08%(B)       21.60%     22.63%          9.80%(B)
Net Assets End of Period (in thousands)                  $  97,581       $  80,879  $  57,794      $  26,664
Ratio of Expenses to Average Net Assets                       1.03%(A)        1.04%      1.12%          1.30%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     1.03%(A)        1.04%      1.12%          1.41%(A)
Ratio of Net Investment Income to Average Net
 Assets                                                       1.04%(A)        0.92%      1.57%          1.39%(A)
Ratio of Net Investment Income to Average Net
 Assets (Excluding Waivers)                                   1.04%(A)        0.92%      1.57%          1.28%(A)
Portfolio Turnover Rate                                      30.37%(A)       28.17%     33.21%         26.40%(A)

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     95

MONEY MARKET FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                    (UNAUDITED)
                                                      SIX
                                                     MONTHS
                                                     ENDED               FOR THE YEAR ENDED DECEMBER 31,
                                                    JUNE 30,   ----------------------------------------------------
MONEY MARKET FUND (CLASS A)                           1998       1997       1996       1995       1994       1993
-------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                 $  1.00    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Net Investment Income (Loss)                           0.02        0.05       0.04       0.05       0.03       0.02
Net Realized and Unrealized Gain (Loss) on
 Investments                                             --          --         --         --         --         --
                                                    --------   --------   --------   --------   --------   --------
Total from Investment Operations                       0.02        0.05       0.04       0.05       0.03       0.02
                                                    --------   --------   --------   --------   --------   --------
Dividends from Net Investment Income                   0.02        0.05       0.04       0.05       0.03       0.02
                                                    --------   --------   --------   --------   --------   --------
Total Distributions                                    0.02        0.05       0.04       0.05       0.03       0.02
                                                    --------   --------   --------   --------   --------   --------
Net Asset Value End of Period                       $  1.00    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                    --------   --------   --------   --------   --------   --------
Total Return                                           2.49%(B)     4.69%     4.51%      5.05%      3.34%      2.24%
Net Assets End of Period (in thousands)             $87,339    $ 68,466   $ 59,074   $ 40,325   $ 32,334   $ 18,302
Ratio of Expenses to Average Net Assets                0.68%(A)     1.00%     1.00%      1.00%      1.00%      1.00%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                              0.68%(A)     1.24%     1.18%      1.35%      1.33%      1.72%
Ratio of Net Investment Income to Average Net
 Assets                                                4.97%(A)     4.59%     4.42%      4.92%      3.30%      2.20%
Ratio of Net Investment Income to Average Net
 Assets (Excluding Waivers)                            4.97%(A)     4.35%     4.24%      4.57%      3.08%      1.47%

                                                                              YEAR ENDED
                                                        (UNAUDITED)          DECEMBER 31,        FOR THE PERIOD
                                                     SIX MONTHS ENDED    --------------------        5/1/95
MONEY MARKET FUND (CLASS B)                            JUNE 30, 1998       1997       1996      THROUGH 12/31/95
------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $    1.00       $    1.00  $    1.00       $    1.00
Net Investment Income (Loss)                                  0.03            0.04       0.04            0.03
Net Realized and Unrealized Gain (Loss) on
 Investments                                                    --              --         --              --
                                                            ------       ---------  ---------           -----
Total from Investment Operations                              0.03            0.04       0.04            0.03
                                                            ------       ---------  ---------           -----
Dividends from Net Investment Income                          0.03            0.04       0.04            0.03
                                                            ------       ---------  ---------           -----
Total Distributions                                           0.03            0.04       0.04            0.03
                                                            ------       ---------  ---------           -----
Net Asset Value End of Period                            $    1.00       $    1.00  $    1.00       $    1.00
                                                            ------       ---------  ---------           -----
Total Return(D)                                               2.49%(B)        4.11%      3.94%           2.95%(B)
Net Assets End of Period (in thousands)                  $   6,609       $   5,980  $   1,344       $     394
Ratio of Expenses to Average Net Assets                       0.68%(A)        1.55%      1.55%           1.55%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     0.68%(A)        1.79%      1.73%           1.88%(A)
Ratio of Net Investment Income to Average Net
 Assets                                                       4.98%(A)        4.09%      3.85%           4.23%(A)
Ratio of Net Investment Income to Average Net
 Assets (Excluding Waivers)                                   4.98%(A)        3.85%      3.68%           3.90%(A)

                       See notes to financial statements.

96                    THE ENTERPRISE GROUP OF FUNDS, INC.

MONEY MARKET FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                        (UNAUDITED)       FOR THE PERIOD
                                                     SIX MONTHS ENDED         5/1/97
MONEY MARKET FUND (CLASS C)                            JUNE 30, 1998     THROUGH 12/31/97
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $    1.00           $    1.00
Net Investment Income (Loss)                                  0.03                0.02
Net Realized and Unrealized Gain (Loss) on
 Investments                                                    --                  --
                                                            ------              ------
Total from Investment Operations                              0.03                0.02
                                                            ------              ------
Dividends from Net Investment Income                          0.03                0.02
                                                            ------              ------
Total Distributions                                           0.03                0.02
                                                            ------              ------
Net Asset Value End of Period                            $    1.00           $    1.00
                                                            ------              ------
Total Return(D)                                               2.50%(B)            2.86%(B)
Net Assets End of Period (in thousands)                  $   2,553           $   1,021
Ratio of Expenses to Average Net Assets                       0.67%(A)            1.55%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     0.67%(A)            1.85%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                   4.97%(A)            4.15%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                               4.97%(A)            3.85%(A)

                                                        (UNAUDITED)       FOR THE PERIOD
                                                     SIX MONTHS ENDED         7/17/97
MONEY MARKET FUND (CLASS Y)                            JUNE 30, 1998     THROUGH 12/31/97
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                      $    1.00           $    1.00
Net Investment Income (Loss)                                  0.02                0.02
Net Realized and Unrealized Gain (Loss) on
 Investments                                                    --                  --
                                                            ------              ------
Total from Investment Operations                              0.02                0.02
                                                            ------              ------
Dividends from Net Investment Income                          0.02                0.02
                                                            ------              ------
Total Distributions                                           0.02                0.02
                                                            ------              ------
Net Asset Value End of Period                            $    1.00           $    1.00
                                                            ------              ------
Total Return                                                  2.49%(B)            2.31%(B)
Net Assets End of Period (in thousands)                  $   2,692           $   2,700
Ratio of Expenses to Average Net Assets                       0.68%(A)            0.70%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     0.68%(A)            0.95%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                   4.97%(A)            4.96%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                               4.97%(A)            4.71%(A)

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     97

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
June 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION

The Enterprise Group of Funds, Inc. ("EGF") is registered under The Investment Company Act of 1940 as an open-end management investment company and consists of the Growth, Equity, Growth and Income, Equity Income, Capital Appreciation, Small Company Growth, Small Company Value, International Growth, Government Securities, High-Yield Bond, Tax-Exempt Income, Managed and Money Market Funds.

EGF offers Class A, B, C and Y shares. Shares of each class represent an identical interest in the investments of their respective funds and generally have the same rights, but are offered with different sales charge and distribution fee arrangements. Class A shares, with the exception of the Money Market Fund, are subject to a maximum sales charge of 4.75%. Class B shares are subject to a maximum contingent sales charge of 5%, which declines to zero after six years and which is based on the lesser of net asset value at the time of purchase or redemption. Class B shares automatically convert to Class A shares of the same fund eight years after purchase. Class C shares are subject to a maximum contingent sales charge of 1%, which declines to zero after one year and which is based on the lesser of net asset value at the time of purchase or redemption. Class Y shares are not subject to sales charges.

Prior to July 17, 1997, the Growth and Income and Small Company Growth Funds were part of Retirement System Fund Inc. ("RSF"). On July 17, 1997, EGF acquired all of the assets and liabilities of these RSF funds. The acquisition, which was approved by the shareholders of RSF, was accomplished by an even exchange of shares of EGF for the shares then outstanding of RSF as follows:

FUND                                                                                SHARES      RSF NAV
--------------------------------------------------------------------------------  ----------  -----------
Growth and Income                                                                    600,588   $   25.21
Small Company Growth                                                                 578,969       24.76

In addition, on July 17, 1997, EGF acquired the net assets of the RSF Intermediate-Term Fixed-Income Fund and Money Market Fund, which were combined with the net assets of the EGF Government Securities and Money Market Funds, respectively.

Based on the opinion of EGF counsel, the reorganization qualified as a tax-free reorganization for Federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The net assets of the corresponding RSF Growth and Income Fund, Small Company Growth Fund, Government Securities Fund and Money Market Fund were $15,141,711, $14,335,622, $6,865,850, and $2,061,980, respectively. The tax and book year-ends of the Growth and Income and Small Company Growth Funds were changed to December 31, effective December 31, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS -- Domestic equity securities are valued at the last sale price or, in the absence of any sale on that date, the closing bid price. Domestic equity securities without last trade information are valued at the last bid price. Debt securities and foreign securities are valued on the basis of independent pricing services approved by the Board of Directors, and such pricing services generally follow the same procedures in valuing foreign equity

98                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------
June 30, 1998
--------------------------------------------------------------------------------
securities as are described above as to domestic equity securities. Securities held by the Money Market Fund are valued on an amortized cost basis. Under the amortized cost method, a security is valued at its cost and any discount or premium is amortized over the period until maturity, without taking into account the impact of fluctuating interest rates on the market value of the security unless the aggregate deviation from net asset value as calculated by using available market quotations exceeds 1/2 of 1%.

SPECIAL VALUATION RISKS -- As part of its investment program, the Government Securities Fund invests in collateralized mortgage obligations ("CMOs"). Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Government Securities Fund invests, the investment may be subject to a greater valuation risk due to prepayment than other types of mortgage-related securities.

The high-yield securities in which the High-Yield Bond Fund may invest may be considered speculative in regard to the issuer's continuing ability to meet principal and interest payments. The value of the lower rated securities in which the High-Yield Bond Fund may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

REPURCHASE AGREEMENTS -- Each fund may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a fund would acquire a debt security for a relatively short period (usually for one day and not more than one week) subject to an obligation of the seller to repurchase and of the fund to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the fund's holding period. Under each repurchase agreement, the fund receives, as collateral, securities whose market value is at least equal to the repurchase price.

FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and reverses any unrealized appreciation or depreciation previously recorded.

FOREIGN CURRENCY TRANSLATION -- Securities, other assets, and liabilities of the International Growth Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains and losses are realized upon ultimate receipt or disbursement. The International Growth Fund does not isolate that portion of its realized and unrealized gains on investments from changes in foreign exchange rates from fluctuations arising from changes in the market prices of the investments.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     99

--------------------------------------------------------------------------------
June 30, 1998
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income received and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Premiums and discounts on securities are amortized for both financial and tax purposes.

EXPENSES -- Each fund and class bears expenses incurred specifically on its behalf as well as a portion of the common expenses of EGF. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

FEDERAL INCOME TAXES -- No provision for Federal income or excise taxes is required, because EGF intends to continue to qualify as a regulated investment company and distribute all of its taxable income to shareholders.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS -- Preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The funds are charged management fees by Enterprise Capital Management, Inc. ("ECM") for furnishing management and administrative services. ECM has also agreed to reimburse the funds for expenses incurred in excess of a percentage of average net assets. Enterprise Fund Distributors, Inc. ("EFD"), a wholly-owned subsidiary of ECM, serves as principal underwriter for shares of EGF. The Directors of EGF have adopted Distributor's Agreements and Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the Investment Company Act of 1940. The Plans provide that each fund will pay EFD a distribution fee, accrued daily and payable monthly. The management fee, distribution fee, and maximum expense amounts are equal to the following annual percentage of average net assets for each class of shares:

                                     MANAGEMENT FEE        DISTRIBUTION FEE           MAXIMUM EXPENSE AMOUNT
                                     --------------   ---------------------------  -----------------------------
FUND                                                   A       B       C      Y      A       B       C       Y
-----------------------------------                   ----   -----   -----   ----  -----   -----   -----   -----
Growth                                     .75%       .45%   1.00%   1.00%   none  1.60%   2.15%   2.15%   1.15%
Equity                                     .75%       .45%   1.00%   1.00%   none  1.60%   2.15%   2.15%   1.15%
Growth and Income                          .75%       .45%   1.00%   1.00%   none  1.50%   2.05%   2.05%   1.05%
Equity Income                              .75%       .45%   1.00%   1.00%   none  1.50%   2.05%   2.05%   1.05%
Capital Appreciation                       .75%       .45%   1.00%   1.00%   none  1.75%   2.30%   2.30%   1.30%
Small Company Growth                      1.00%       .45%   1.00%   1.00%   none  1.85%   2.40%   2.40%   1.40%
Small Company Value                        .75%       .45%   1.00%   1.00%   none  1.75%   2.30%   2.30%   1.30%
International Growth                       .85%       .45%   1.00%   1.00%   none  2.00%   2.55%   2.55%   1.55%
Government Securities                      .60%       .45%   1.00%   1.00%   none  1.30%   1.85%   1.85%    .85%
High-Yield Bond                            .60%       .45%   1.00%   1.00%   none  1.30%   1.85%   1.85%    .85%
Tax-Exempt Income                          .50%       .45%   1.00%   1.00%   none  1.10%   1.65%   1.65%    .65%
Managed                                    .75%       .45%   1.00%   1.00%   none  1.75%   2.30%   2.30%   1.30%
Money Market                               .35%       none   none    none    none   .70%    .70%    .70%    .70%

100                   THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------
June 30, 1998
--------------------------------------------------------------------------------

Prior to January 1, 1998, the Money Market Fund had a distribution fee of .30%,
 .85% and .85% for Classes A, B, and C, respectively. The maximum expense amount was 1.00%, 1.55% and 1.55% for Classes A, B, and C, respectively.

ECM is a wholly-owned subsidiary of The Mutual Life Insurance Company of New York, Inc. ("MONY"). MONY and its subsidiaries and affiliates had the following investments in EGF as of June 30, 1998:

FUND                                                            A            B          C            Y
--------------------------------------------------------  -------------  ---------  ---------  --------------
Growth                                                    $     446,198         --  $   1,467  $      456,921
Equity                                                        1,342,441  $   1,338      1,339             506
Growth and Income                                                 1,148      1,142      1,142          10,552
Equity Income                                                 1,344,441         --      1,272         107,576
Capital Appreciation                                            110,715         --      1,451         180,020
Small Company Growth                                                974        969        969          18,014
Small Company Value                                             357,712         --      1,500         167,168
International Growth                                          2,702,238         --      1,157      13,045,088
Government Securities                                         1,233,795         --      1,081              --
High-Yield Bond                                                 110,076         --      1,119          24,379
Tax-Exempt Income                                                    --         --      1,068              --
Managed                                                       3,278,413         --      1,302      88,686,326
Money Market                                                    405,552         --      1,029              --

ECM has subadvisory agreements with various investment advisors as Fund Managers for the funds of EGF. The management fee, as a percentage of average net assets of a fund, is paid to ECM, which pays a portion of the fee to the Fund Manager. 1740 Advisers, Inc., a wholly-owned subsidiary of MONY, is the Fund Manager for the Equity Income Fund. For the period ended June 30, 1998, ECM incurred subadvisory fees payable to 1740 Advisers, Inc. related to the Equity Income Fund of $191,420, with a related payable balance of $33,387 as of June 30, 1998.

The portion of sales charges paid to MONY Securities Corporation, a wholly-owned subsidiary of MONY, from the proceeds of the sale of fund shares was $5,434,662 for the period ended June 30, 1998. The portion of sales charges paid to EFD was $1,065,120 for the period ended June 30, 1998.

EFD uses its distribution fee from EGF to pay expenses on behalf of EGF related to the distribution and servicing of its shares. These expenses include a service fee to securities dealers that enter into a sales agreement with EFD. Through June 30, 1998, EFD incurred $693,279 of services fees payable to MONY Securities Corporation.

4. FINANCIAL INSTRUMENTS

As part of its investment program, the International Growth Fund utilizes forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The International Growth Fund will enter into forward contracts only for hedging purposes. The International Growth Fund may be required to set aside liquid assets in a segregated custodial account to cover its obligations. At June 30, 1998, the International Growth Fund had entered into various forward currency exchange

                      THE ENTERPRISE GROUP OF FUNDS, INC.                    101

--------------------------------------------------------------------------------
June 30, 1998
--------------------------------------------------------------------------------
contracts under which it is obligated to exchange currencies at specified future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Outstanding contracts at June 30, 1998 are as follows:

                        CONTRACT TO               NET UNREALIZED
SETTLEMENT  ------------------------------------   APPRECIATION/
   DATE          RECEIVE            DELIVER       (DEPRECIATION)
----------  -----------------  -----------------  ---------------
 7/17/98    AUD     3,100,000  USD      2,119,935    $(195,117)
 7/17/98    USD      1,126,888 AUD     1,700,000        71,342
 7/17/98    USD      1,617,574 BEL     60,500,000      (10,804)
 7/17/98    CAD     1,450,000  USD      1,013,738      (27,998)
 7/17/98    CHF     2,000,000  USD      1,364,536      (41,534)
 7/17/98    USD       692,919  CHF     1,000,000        31,418
 7/17/98    DEM     1,400,000  USD       781,708        (4,608)
 7/17/98    USD       303,767  DEM       550,000        (1,523)
 7/17/98    DKK     4,400,000  USD       637,219         3,731
 7/17/98    ESP    324,000,000 USD      2,112,914        1,178
 7/17/98    USD       757,800  FIM      4,100,000        9,045
 7/17/98    FRF      7,000,000 USD      1,154,125        4,927
 7/17/98    USD       865,455  FRF      5,200,000        4,445
 7/17/98    USD      4,458,762 GBP      2,750,000     (128,693)
 7/17/98    USD       448,246  HKD     3,600,000       (15,684)
 7/17/98    USD       318,632  ITL    574,000,000       (4,515)
 7/17/98    JPY    150,000,000 USD      1,195,910     (108,313)
 7/17/98    MYR     1,400,000  USD       356,189       (21,732)
 7/17/98    USD       327,103  MYR     1,400,000        (7,354)
 7/17/98    NLG     1,050,000  USD       514,996         2,086
 7/17/98    NOK     2,200,000  USD       293,980        (6,817)
 7/17/98    SEK      3,400,000 USD       425,729           840
 7/17/98    USD       518,337  SGD       900,000       (15,354)
                                                  ---------------
                                                     $(461,034)
                                                  ---------------
                                                  ---------------

As part of its investment program, the High-Yield Bond Fund enters into futures contracts to hedge against anticipated future price and interest rate changes. Risks of entering into futures contracts include: (1) the risk that the price of the futures contracts may not move in the same direction as the price of the securities in the various markets; (2) the risk that there will be no liquid secondary market when the fund attempts to enter into a closing position, (3) the risk that the fund will lose an amount in excess of the initial margin deposit; and (4) the fact that the success or failure of these transactions for the Fund depends on the ability of the Fund Manager to predict movements in stock, bond, and currency prices and interest rates. There were no open futures contracts at June 30, 1998 in the High-Yield Bond Fund.

102                   THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------
June 30, 1998
--------------------------------------------------------------------------------

For the period ended June 30, 1998, purchases and sales proceeds of investments, other than short-term investments, were as follows:

                                                             U.S. GOVERNMENT           OTHER INVESTMENT
                                                               OBLIGATIONS                SECURITIES
                                                         ------------------------  -------------------------
FUND                                                      PURCHASES      SALES      PURCHASES       SALES
-------------------------------------------------------  -----------  -----------  ------------  -----------
Growth                                                            --           --  $404,946,511  $141,335,593
Equity                                                            --           --     5,673,620    1,927,875
Growth and Income                                                 --           --    18,476,436    1,265,017
Equity Income                                                     --           --    30,160,541   20,556,316
Capital Appreciation                                              --           --    54,416,215   64,143,856
Small Company Growth                                              --           --    15,404,393    9,892,204
Small Company Value                                               --           --    68,456,284   22,205,201
International Growth                                              --           --    14,010,900   11,905,521
Government Securities                                    $ 9,630,753  $ 6,276,300     4,007,500           --
High-Yield Bond                                            1,535,664    4,438,328    78,997,885   60,115,470
Tax-Exempt Income                                                 --           --    22,641,669   21,955,750
Managed                                                           --           --    68,231,241   49,338,996

                      THE ENTERPRISE GROUP OF FUNDS, INC.                    103

--------------------------------------------------------------------------------
June 30, 1998
--------------------------------------------------------------------------------

5. FUND SHARE TRANSACTIONS

At June 30, 1998, EGF, has 1,700,000,000 authorized shares at $.10 par value. The following tables summarize the fund share activity for the year-to-date June 30, 1998 and the year ended December 31, 1997:

                                                                                                 GROWTH AND INCOME FUND
                                                                                          -------------------------------------
                                              GROWTH FUND              EQUITY FUND                      FOR THE
                                        ------------------------  ----------------------                PERIOD
                                         YEAR-TO-       YEAR       YEAR-TO-      YEAR     YEAR-TO-   OCT. 1, 1997
                                         DATE JUNE      ENDED      DATE JUNE     ENDED    DATE JUNE     THROUGH     YEAR ENDED
                                            30,       DEC. 31,        30,      DEC. 31,      30,       DEC. 31,      SEPT. 30,
                                           1998         1997         1998        1997       1998         1997          1997
                                        -----------  -----------  -----------  ---------  ---------  -------------  -----------
CLASS A
Shares sold                              12,616,270   16,798,417     286,235     537,283    270,787      119,722        43,148
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of Distributions                    --      488,201          --       9,243         --        3,414            --
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed                          (5,251,198)  (7,220,904)    (49,008)    (10,128)   (26,275)      (6,251)           --
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                   7,365,072   10,065,714     237,227     536,398    244,512      116,885        43,148
---------------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold                               5,792,268    7,535,787     462,475     311,371    347,613       88,542        38,624
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of Distributions                    --      196,989          --       4,711         --        2,656            --
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed                            (498,333)    (523,041)    (14,891)     (9,754)   (20,595)        (340)           (1)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                   5,293,935    7,209,735     447,584     306,328    327,018       90,858        38,623
---------------------------------------------------------------------------------------------------------------------------
CLASS C
Shares sold                               2,437,058    1,710,077      87,917      52,431     84,758       18,085         3,842
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of Distributions                    --       28,376          --         737         --          473            --
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed                            (106,691)    (159,968)     (1,925)     (5,573)    (1,562)         (81)           (3)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                   2,330,367    1,578,485      85,992      47,595     83,196       18,477         3,839
---------------------------------------------------------------------------------------------------------------------------
CLASS Y
Shares sold                                 642,897    2,914,866          --          --     63,305       14,920       216,623
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of Distributions                    --       28,250          --          --         --       13,546        20,982
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed                            (257,712)    (501,167)         --          --    (40,417)     (12,369)      (78,821)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                     385,185    2,441,949          --          --     22,888       16,097       158,784
---------------------------------------------------------------------------------------------------------------------------
Total Net Increase (Decrease)            15,374,559   21,295,883     770,803     890,321    677,614      242,317       244,394
---------------------------------------------------------------------------------------------------------------------------

104                   THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------
June 30, 1998
--------------------------------------------------------------------------------

                                                                                            SMALL COMPANY GROWTH FUND
                                                                                      -------------------------------------
                                                              CAPITAL APPRECIATION                    FOR THE
                                     EQUITY INCOME FUND               FUND                            PERIOD
                                  ------------------------  ------------------------               OCT. 1, 1997     YEAR
                                   YEAR-TO-       YEAR       YEAR-TO-    YEAR ENDED    YEAR-TO-       THROUGH       ENDED
                                   DATE JUNE   ENDED DEC.    DATE JUNE    DEC. 31,     DATE JUNE     DEC. 31,     SEPT. 30,
                                   30, 1998     31, 1997     30, 1998       1997       30, 1998        1997         1997
                                  -----------  -----------  -----------  -----------  -----------  -------------  ---------
CLASS A
Shares sold                          383,904      658,272      266,228      226,042      191,644       131,634       79,965
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of Distributions         21,694      291,471           --      421,161           --         4,697           --
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed                     (236,816)    (480,133)    (517,245)    (843,612)     (46,935)       (7,480)        (955)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)              168,782      469,610     (251,017)    (196,409)     144,709       128,851       79,010
---------------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold                          354,049      471,024       70,218       76,065      166,437        87,205       42,270
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of Distributions          3,778       52,259           --       30,380           --         2,619           --
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed                      (67,304)     (47,084)     (20,201)     (30,197)     (19,116)       (9,338)        (933)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)              290,523      476,199       50,017       76,248      147,321        80,486       41,337
---------------------------------------------------------------------------------------------------------------------------
CLASS C
Shares sold                           86,161       66,249        6,811        3,123       53,984        26,874        7,580
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of Distributions            635        4,740           --          469           --           761           --
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed                       (6,325)        (409)        (112)         (35)      (2,588)       (1,122)          (7)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)               80,471       70,580        6,699        3,557       51,396        26,513        7,573
---------------------------------------------------------------------------------------------------------------------------
CLASS Y
Shares sold                            4,063           --        4,747           --       35,313        15,422      481,796
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of Distributions              2           --           --           --           --        12,856       30,325
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed                           --           --           --           --     (148,701)      (27,103)    (198,869)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                4,065           --        4,747           --     (113,388)        1,175      313,252
---------------------------------------------------------------------------------------------------------------------------
Total Net Increase (Decrease)        543,841    1,016,389     (189,554)    (116,604)     230,038       237,025      441,172
---------------------------------------------------------------------------------------------------------------------------

                      THE ENTERPRISE GROUP OF FUNDS, INC.                    105

--------------------------------------------------------------------------------
June 30, 1998
--------------------------------------------------------------------------------

                                               SMALL COMPANY VALUE FUND    INTERNATIONAL GROWTH     GOVERNMENT SECURITIES
                                                                                   FUND                      FUND
                                               ------------------------  ------------------------  ------------------------
                                                YEAR-TO-       YEAR       YEAR-TO-       YEAR       YEAR-TO-       YEAR
                                                DATE JUNE   ENDED DEC.    DATE JUNE   ENDED DEC.    DATE JUNE   ENDED DEC.
                                                30, 1998     31, 1997     30, 1998     31, 1997     30, 1998     31, 1997
                                               -----------  -----------  -----------  -----------  -----------  -----------
CLASS A
Shares sold                                     4,984,151    3,235,542      307,852      528,097      593,400      840,014
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of Distributions                          --      364,015           --      148,597      124,368      274,184
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed                                (1,908,529)    (768,577)    (311,451)    (438,610)    (779,957)  (1,654,266)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                         3,075,622    2,830,980       (3,599)     238,084      (62,189)     540,068
---------------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold                                     3,444,850    2,379,023      353,781      448,885      652,896      633,414
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of Distributions                          --      175,399           --       37,407       24,495       30,968
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed                                  (351,911)    (127,118)    (186,328)    (140,802)    (260,267)    (124,591)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                         3,092,939    2,427,304      167,453      345,490      417,124      539,791
---------------------------------------------------------------------------------------------------------------------------
CLASS C
Shares sold                                       671,772      332,692       56,824       85,857       93,050       41,088
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of Distributions                          --       20,471           --        3,875        2,149          453
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed                                   (32,013)      (6,181)      (3,129)     (22,912)     (18,590)        (144)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                           639,759      346,982       53,695       66,820       76,609       41,397
---------------------------------------------------------------------------------------------------------------------------
CLASS Y
Shares sold                                        14,137       21,005      166,196      276,478       72,475      652,423
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of Distributions                          --          963           --       46,815       19,464       16,945
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed                                    (1,550)    (340,603)    (132,185)    (182,169)     (69,257)     (39,802)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                            12,587     (318,635)      34,011      141,124       22,682      629,566
---------------------------------------------------------------------------------------------------------------------------
Total Net Increase (Decrease)                   6,820,907    5,286,631      251,560      791,518      454,226    1,750,822
---------------------------------------------------------------------------------------------------------------------------

106                   THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------
June 30, 1998
--------------------------------------------------------------------------------

                     HIGH-YIELD BOND FUND    TAX-EXEMPT INCOME FUND        MANAGED FUND             MONEY MARKET FUND
                   ------------------------  ----------------------  ------------------------  ----------------------------
                   YEAR-TO-DATE YEAR ENDED   YEAR-TO-DATE YEAR ENDED YEAR-TO-DATE YEAR ENDED   YEAR-TO- DATE   YEAR ENDED
                    JUNE 30,     DEC. 31,     JUNE 30,    DEC. 31,    JUNE 30,     DEC. 31,      JUNE 30,       DEC. 31,
                      1998         1997         1998        1997        1998         1997          1998           1997
                   -----------  -----------  ----------  ----------  -----------  -----------  -------------  -------------
CLASS A
Shares sold           994,727    1,682,960     172,718     193,960    2,636,378    5,986,736     172,843,855    186,445,537
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of
 Distributions        162,556      306,270      28,522      84,287           --      675,645       1,902,874      2,799,348
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed      (663,069)  (1,180,212)   (211,550)   (638,188)  (1,337,038)  (2,408,149)   (155,873,840)  (179,852,529)
---------------------------------------------------------------------------------------------------------------------------
Net Increase
 (Decrease)           494,214      809,018     (10,310)   (359,941)   1,299,340    4,254,232      18,872,889      9,392,356
---------------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold         1,079,918    1,161,593      62,542     104,859    3,792,432    5,149,999      12,244,950     16,428,666
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of
 Distributions         51,333       57,929       3,209       7,203           --      433,505         129,860        165,715
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed      (295,323)  (1,274,381)    (37,395)    (52,601)    (720,293)    (776,922)    (11,746,030)   (11,957,685)
---------------------------------------------------------------------------------------------------------------------------
Net Increase
 (Decrease)           835,928      945,141      28,356      59,461    3,072,139    4,806,582         628,780      4,636,696
---------------------------------------------------------------------------------------------------------------------------
CLASS C
Shares sold           224,403      137,745      16,255      12,937      606,939      384,001       4,692,043      3,804,829
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of
 Distributions          5,599        1,503         305         271           --       15,601          36,078          5,853
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed       (17,342)     (20,787)       (219)         --      (63,382)      (7,138)     (3,196,345)    (2,789,716)
---------------------------------------------------------------------------------------------------------------------------
Net Increase
 (Decrease)           212,660      118,461      16,341      13,208      543,557      392,464       1,531,776      1,020,966
---------------------------------------------------------------------------------------------------------------------------
CLASS Y
Shares sold            17,346       63,572          --          --    1,555,508    3,318,402         628,538      3,225,033
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of
 Distributions          2,849        2,027          --          --           --      389,953          61,203         55,490
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed          (912)          73          --          --     (884,762)  (2,225,883)       (697,908)      (580,428)
---------------------------------------------------------------------------------------------------------------------------
Net Increase
 (Decrease)            19,283       65,526          --          --      670,746    1,482,472          (8,167)     2,700,095
---------------------------------------------------------------------------------------------------------------------------
Total Net Increase
 (Decrease)         1,562,085    1,938,146      34,387    (287,272)   5,585,782   10,935,750      21,025,278     17,750,113
---------------------------------------------------------------------------------------------------------------------------

                      THE ENTERPRISE GROUP OF FUNDS, INC.                    107

--------------------------------------------------------------------------------
June 30, 1998
--------------------------------------------------------------------------------

6. TAX BASIS UNREALIZED GAIN (LOSS) OF INVESTMENTS AND DISTRIBUTIONS

At June 30, 1998, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                                                                                     NET
                                                                                       UNREALIZED   UNREALIZED    UNREALIZED
FUND                                                                      TAX COST        GAIN         LOSS      GAIN (LOSS)
----------------------------------------------------------------------  ------------  ------------  -----------  ------------
Growth                                                                  $811,844,916  $302,879,828  $(15,132,306) $287,747,522
-----------------------------------------------------------------------------------------------------------------------------
Equity                                                                     9,811,022     1,022,878     (187,567)      835,311
-----------------------------------------------------------------------------------------------------------------------------
Growth and Income                                                         36,195,396     9,234,800     (798,774)    8,436,026
-----------------------------------------------------------------------------------------------------------------------------
Equity Income                                                            107,876,600    37,048,115   (1,506,843)   35,541,272
-----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation                                                      90,571,173    47,476,990   (2,832,744)   44,644,246
-----------------------------------------------------------------------------------------------------------------------------
Small Company Growth                                                      24,688,182     4,258,349   (1,236,764)    3,021,585
-----------------------------------------------------------------------------------------------------------------------------
Small Company Value                                                      122,310,787    19,545,821   (2,883,153)   16,662,668
-----------------------------------------------------------------------------------------------------------------------------
International Growth                                                      64,195,774    13,958,105   (6,368,380)    7,589,725
-----------------------------------------------------------------------------------------------------------------------------
Government Securities                                                     94,198,703       568,296     (347,815)      220,481
-----------------------------------------------------------------------------------------------------------------------------
High-Yield Bond                                                          104,918,212     3,283,919   (1,337,166)    1,946,753
-----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Income                                                         25,736,363     1,327,211       (1,466)    1,325,745
-----------------------------------------------------------------------------------------------------------------------------
Managed                                                                  351,058,143   105,880,725   (8,359,547)   97,521,178
-----------------------------------------------------------------------------------------------------------------------------

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, pay downs, market discounts, losses deferred due to wash sales, investments in passive foreign investment companies, and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Any taxable gain remaining at fiscal year end is distributed in the following year. The Tax-Exempt Income Fund has designated all income dividends paid as exempt interest dividends. Thus 100% of the net investment income distributions are exempt from Federal income tax.

108                   THE ENTERPRISE GROUP OF FUNDS, INC.

                                DIRECTORS AND OFFICERS




                                      DIRECTORS



                                    VICTOR UGOLYN
                                CHAIRMAN AND DIRECTOR



               ARTHUR T. DIETZ                         ARTHUR HOWELL
                  DIRECTOR                                DIRECTOR


          WILLIAM A. MITCHELL, JR.                     LONNIE H. POPE
                 DIRECTOR                                 DIRECTOR


               SAMUEL J. FOTI                          MICHAEL I. ROTH
                 DIRECTOR                                 DIRECTOR




                                       OFFICERS


                                    VICTOR UGOLYN
                        PRESIDENT AND CHIEF EXECUTIVE OFFICER


                                   PHILLIP G. GOFF
                                    VICE PRESIDENT


          HERBERT M. WILLIAMSON                        CATHERINE R. McCLELLAN
              TREASURER AND                                  SECRETARY
            ASSISTANT SECRETARY

                                  Investment Adviser
                         Enterprise Capital Management, Inc.
                               Atlanta Financial Center
                              3343 Peachtree Road, N.E.
                                      Suite 450
                                Atlanta, GA 30326-1022


                                     Distributor
                         Enterprise Fund Distributors, Inc.
                               Atlanta Financial Center
                              3343 Peachtree Road, N.E.
                                      Suite 450
                                Atlanta, GA 30326-1022
                              Telephone: 1-800-432-4320


                                      Custodian
                         State Street Bank and Trust Company
                                      Boston, MA


                                    Transfer Agent
                        National Financial Data Services, Inc.
                                  330 W. 9th Street
                                Kansas City, MO 64105
                              Telephone: 1-800-368-3527


                               Independent Accountants
                              PricewaterhouseCoopers LLP
                                     Atlanta, GA


                        Member - Investment Company Institute


                                        [LOGO]
                                    1-800-432-4320
                               www.enterprisefunds.com

                   THIS REPORT IS NOT TO BE USED IN CONNECTION WITH
               THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR
                         PRECEDED BY AN EFFECTIVE PROSPECTUS